Exception Level
Run Date - 4/18/2022

Recovco Loan ID	Loan # 1	Loan # 2	Alt Loan ID	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Seller Comments	Reviewer Comments	Exception Remediation	Opus Status (Opus Decision for Resolved Status Col G - Validated or Unvalidated)	Opus Comments
XXXXXX	XXXXXX	XXXXXX	54920251114038	Credit	Credit	Resolved	Resolved	A5FYGTK1OWE-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)
The Matrix dated 10/25/2021 on page 1 requires 6 months of PITI for a cash-out refinance. The lock form on page 867 shows a cash-out refinance transaction. The loan file required $10,093.02 in verified assets. The loan file did not contain any asset documentation and the HUD reflects $0 cash back at closing to the borrower.
													1/17/2022: Cleared, documentation provided.	1/17/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114038	Credit	Credit	Resolved	Resolved	A5FYGTK1OWE-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)
The Matrix dated 10/25/2021 on page 1 requires 6 months of PITI for a cash-out refinance. The lock form on page 867 shows a cash-out refinance transaction. The loan file required $10,093.02 in verified assets. The loan file did not contain any asset documentation and the HUD reflects $0 cash back at closing to the borrower.
													1/17/2022: Cleared, documentation provided.	1/17/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114038	Valuation	ValuationWaterfall	Resolved	Resolved	A5FYGTK1OWE-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines on page 12 state when only one full appraisal is required and the CU score ≥ 2.5 or there is no CU score: A XXXXX XXXXXXX CDA (or similar) supporting the appraised value within 10%. If the CDA comes in ≥ 10% below the appraised value, then a field review ordered from a provider approved by theLender is required. The loan file is missing a secondary valuation supporting the appraised value.
													1/13/2022: Cleared, documentation provided.	1/13/2022: Cleared, documentation provided.	Validated	Valuation data provided
XXXXXX	XXXXXX	XXXXXX	54920251114039	Compliance	Compliance	Active	2: Acceptable with Warnings	KQPW1CPNY4G-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114042	Credit	Credit	Resolved	Resolved	33D3R1VWYW3-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, section 3.1, states that the hazard insurance must include rent loss insurance equal to 6 months of the average monthly rents. The hazard insurance policy included in the file does not include rent loss insurance.
												The lender provided evidence of rent loss.	1/30/2022: Resolved 1/28/22 Finding remains	1/30/2022: Resolved 1/28/22 Finding remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114043	Credit	Credit	Resolved	Resolved	BM53DHJUPNO-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines, section 14.3.1 Refinance requires lease agreements if the appraisal reflects the subject as tenant occupied. The appraisal reflects the subject is tenant occupied with a months rent of $X,XXX for unit 3; however, the file does not include a copy of the lease agreement for unit 3, also the lease agreement that is included for unti 2 is expired.

1/14/22 The Lender rebutted: Lease for unit #1 in file may also include unit #2 since rent is $XXXXXX and no lease for unit #2 is in file. Lease incoem is not used due to it appears to expire XX/XX/XXXX with no clause regarding renewal in file. So no actual lease income was used for units #1 and #2. Using rent survey only. We can see from the pics in the appraisal that these units have undergone a recent remodel. Unit #3 is actually the 2nd floor unit. Since there is no currect lease agreement in file for the unit #3 we did not use the $XXXXXX rentla income or use the market servey rent of $XXXXXX just to be conservative.
													1/14/22 exception resolved	1/14/22 exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114045	Credit	Credit	Active	2: Acceptable with Warnings	T0BQW30GTGO-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)
The guidelines, section 10.1, states that the credit report is required to establish seasoning of trade lines to meet minimum guidelines and the credit score. The credit report is missing from the loan file and could not be used to verify the credit history.
												02/07/2022: Finding Resolved. Seller provided copy of Credit Report dated XX/XX/XXXX	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114045	Credit	Doc Issue	Resolved	Resolved	T0BQW30GTGO-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)
The guidelines, section 10.1, states that the credit report is required to establish seasoning of trade lines to meet minimum guidelines and the credit score. The credit report is missing from the loan file.
												02/07/2022: Finding Resolved. The Seller provided the borrower's Credit Report dated XX/XX/XXXX.	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114049	Credit	Doc Issue	Resolved	Resolved	YVSOD4LRWDE-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The initial and the final loan application are missing from the file.	03/02/2022: The Lender provided the Final Application copy executed by the Borrower dated XX/XX/XXXX, the closing date.	03/01/2022: Resolved. The Lender provided the Final Application copy.	03/01/2022: Resolved. The Lender provided the Final Application copy.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114052	Credit	Doc Issue	Resolved	Resolved	D1N1ENYIGHG-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan amount is $XXX,XXX and the title insurance amount is $XXX,XXX.		1/14/2022: Cleared, documentation provided	1/14/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114053	Credit	Doc Issue	Resolved	Resolved	CVXWAFUT4BG-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title insurance reflects an insured amount of $XXX,XXX, which is less than the loan amount of $XXX,XXX.	The lender provided evidence of title.	1/30/2022: Finding Resolved	1/30/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114054	Credit	Doc Issue	Resolved	Resolved	GN4MYANCSEQ-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan amount is $XXX,XXX and the title insurance amount is $XXX,XXX.		1/14/2022: Cleared, documentation provided	1/14/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114055	Credit	Title Issue	Resolved	Resolved	K0GBGGU5E4O-3MGROFI3	Title issue	* Title issue (Lvl R)
The Title Commitment reports the subject property is vested in "XXX XX XXX," the borrower's XXX. The Note and Mortgage are given by XXXXXXX XXXXXX, a single man. Provide the deed transferring the property to the borrower/mortgagor individually for review.
													1/14/2022: Cleared, documentation provided.	1/14/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114055	Credit	Credit	Resolved	Resolved	K0GBGGU5E4O-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The loan file was missing documentation of 6 months' Rental Insurance coverage. The Insurance Certificate, page 323, provided only $4,000 Additional Living Expense coverage. Provide documentation of 6 months loss of rents coverage required under Guidelines Sec. 3.1 for review.
													1/19/2022: Cleared, documentation provided.	1/19/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114055	Credit	Eligibility	Resolved	Resolved	K0GBGGU5E4O-AOA4RHKS	Property Type does not meet elig. requirement(s)	* Property Type does not meet eligibility requirement(s) (Lvl R)
The Appraisal reflects all characteristics that classify the subject property as a Condotel, an ineligible property type under Guidelines Sec. 5.3. The HOA Insurance certificate, page 1066, insures a Hotel Without Restaurant. Provide a detailed description of the property use from the Appraiser for review.

The lender provided confirmation from the insurance company confirming that we have Pima insured as a condominium association. The portion that reads “hotel without restaurant” is a sub-class/program that Auto Owners uses. Please see the “Business Description” on the common declaration page reads “Condo Assn w/Rental”.
													2/01/2022: Finding Resolved 1/24/22 Exception remains	2/01/2022: Finding Resolved 1/24/22 Exception remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114055	Valuation	Property	Resolved	Resolved	K0GBGGU5E4O-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)
The Appraisal reflects all characteristics that classify the subject property as a Condotel, an ineligible property type under Guidelines Sec. 5.3. The HOA Insurance certificate, page 1066, insures a Hotel Without Restaurant. Provide a detailed description of the property use from the Appraiser for review.

The lender provided confirmation from the insurance company confirming that we have Pima insured as a condominium association. The portion that reads “hotel without restaurant” is a sub-class/program that Auto Owners uses. Please see the “Business Description” on the common declaration page reads “Condo Assn w/Rental”.
													2/01/2022: Finding Resolved 1/24/22 Exception remains	2/01/2022: Finding Resolved 1/24/22 Exception remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114056	Credit	Credit Worthiness	Resolved	Resolved	5LPZTI2QGKY-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
													1/19/2022: Cleared, documentation provided.	1/19/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114057	Credit	Doc Issue	Resolved	Resolved	HALMBIX0ISP-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The mortgage amount is $XXX,XXX and the title insurance amount is $XXX,XXX.		1/14/2022: Cleared documentation provided	1/14/2022: Cleared documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114060	Credit	Credit	Resolved	Resolved	L5JVGFCRM4R-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	Per guidelines, 6 months reserves required. Assets in file documented at $4901.6, which is 2 months reserves. Missing additional asset documentation for sufficient reserves.
2/1/22 The Lender is rebutting to use the funds the borrower is receiving from this transaction. The borrower is required $27,354.84 for 6 months reserves, including the $11,867.89 from this transaction

1/27/2022: Exception Remains. The file included documented assets of $XXXXXX plus cash out proceeds in the amount of $XXXXXX for a total of $XXXXX. The file is short verified reserves in the amount $10,585.70. ($27354.82 required reserves ($4559.14*6) - $16769.12 (total verified assets)

2/1/22 Finding remains

1/27/2022: Exception Remains. The file included documented assets of $XXXXXX plus cash out proceeds in the amount of $XXXXXX for a total of $XXXXX. The file is short verified reserves in the amount $10,585.70. ($27354.82 required reserves ($4559.14*6) - $16769.12 (total verified assets)

2/1/22 Finding remains
															Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114060	Credit	Credit	Resolved	Resolved	L5JVGFCRM4R-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Per guidelines, 6 months reserves required. Assets in file documented at $4901.6, which is 2 months reserves. Missing additional asset documentation for sufficient reserves.
02/07/2022: Finding Resolved. The Lender provided a post-closing Exception Approval form documenting Compensating Factors offsetting Reserves requirement:
FICO 20 points or more above requirement (711)
DSCR 1.25 or greater(1.623)
FICO 20 points or more above requirement
These were considered adequate compensating factors.

1/27/2022: Exception Remains. The file included documented assets of $XXXXXX plus cash out proceeds in the amount of $XXXXXX for a total of $XXXXX. The file is short verified reserves in the amount $10,585.70. ($27354.82 required reserves ($4559.14*6) - $16769.12 (total verified assets)

2/1/22 Finding remains

1/27/2022: Exception Remains. The file included documented assets of $XXXXXX plus cash out proceeds in the amount of $XXXXXX for a total of $XXXXX. The file is short verified reserves in the amount $10,585.70. ($27354.82 required reserves ($4559.14*6) - $16769.12 (total verified assets)

2/1/22 Finding remains
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114062	Credit	Doc Issue	Resolved	Resolved	CCITRIELOIK-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	File did not contain a HUD-1 Closing Statement.	2/8/22 The Lender provided the settlement statement for the correct property	1/25/2022: Not cleared, the lender provided a HUD for property XXX XXXXXXX XXXX. The subject is XXX XXXXXX XX 2/8/22 Finding resolved	1/25/2022: Not cleared, the lender provided a HUD for property XXX XXXXXXX XXXX. The subject is XXX XXXXXX XX 2/8/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114062	Credit	Doc Issue	Resolved	Resolved	CCITRIELOIK-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	File did not contain a HUD-1 Closing Statement.	2/8/22 The Lender provided the settlement statement for the correct property	1/25/2022: Not cleared, the lender provided a HUD for property XXX XXXXXXX XXXX. The subject is XXX XXXXXX XX 2/8/22 Finding resolved	1/25/2022: Not cleared, the lender provided a HUD for property XXX XXXXXXX XXXX. The subject is XXX XXXXXX XX 2/8/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114064	Credit	Credit	Active	2: Acceptable with Warnings	B3I1CJC0OTL-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
Investor cash flow matrix shows that max loan to value for a rural property is 70%. Appraisal on page 3 shows that the subject property is in a rural area. LTV was calculated using the appraised value of $XXX,XXX and loan amount of $XXX,XXX for a loan to value of 75% which is 5% over maximum.
													1/24/2022: Finding Waiver Applied; Final Grade EV B	1/24/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114066	Compliance	Compliance	Resolved	Resolved	HY5QJUWKWAA-5ARCFLMQ	TRID CD at consummation	* TRID CD at consummation (Lvl R)
The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
												CD dated and signed XX/XX/XXXX	3/4/2022 Cleared. The CD dated and signed XX/XX/XXXX resolved the violation.	3/4/2022 Cleared. The CD dated and signed XX/XX/XXXX resolved the violation.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114066	Credit	Guidelines	Active	2: Acceptable with Warnings	HY5QJUWKWAA-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)
Per NONI Guideline gift fund must be from a relative on the Non-QHEM Products. (Pg. 669) Exception was approved for using gift funds from employer based on XXXX GLS for employer gifts. Total gift funds received from employer $XX,XXX.XX. The gift is about 10% of the purchase price and the borrower is bringing in the other 25% down payment from own funds. LTV 65%. Approval date XX/XX/XXXX.
															Validated	The report does not include explanatory notes detailing how the exception was resolved. 10.08.2025 Received loan file with an approved Exception.
XXXXXX	XXXXXX	XXXXXX	54920251114066	Compliance	Compliance	Resolved	Resolved	HY5QJUWKWAA-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )
Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
													3/4/2022 Cleared. The CD dated and signed XX/XX/XXXX resolved the violation.	3/4/2022 Cleared. The CD dated and signed XX/XX/XXXX resolved the violation.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114068	Credit	Credit	Resolved	Resolved	SYMJKOBKTS4-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
Per the NONI guidelines effective on 10/25/21, section 3.1, rent loss coverage is required in the amount of 6 months or $XX,XXX using the leased rent of $X,XXX. The file included evidence of homeowners insurance located on page 200 reflecting rent loss coverage of $XX,XXX. The rent loss coverage is short by $XX,XXX.

1/19/22 Per The Lender's updated guidelines dated 10/25/21, rental loss is now calculated by using 6 months PITI, no longer using 6 months rental income

PITI $2,109.22 x 6 =$12,655.32, Rental loss insurance coverage $15,000
													1/19/22 Exception resolved	1/19/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114072	Credit	Eligibility	Active	2: Acceptable with Warnings	YTVSIOLNCJK-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)
(Pg. 732) Loan Approval/Exception as of XX/XX/XXXX1. Cash-Out refinance max DTI is 50%, Exception requested to increase to 51.62% due to customer not wanting to go any lower with LTV. Compensation Factors: LTV Low, Credit is good, Has been in business over 5 years. Lender DTI 50.814%. Lender miscalculated monthly Interest Only payment based on 40 year term with a monthly P&I Payment $XXXXXX and miscalculated other monthly debts $XXXXXX (pg. 93 of 117) Underwriting Guidelines . A 40 year term loan would qualify based on a 30 year term. Audit recalculated monthly P&I payment $XXXXXX and recalculated other debts from credit report. Other debt monthly payment $XXXXXX. Audit DTI 57.27% exceeds max DTI 50% and Exception DTI 51.62%.
													1/24/2022: Cleared. The rework of debts identifies two accounts that are authorized user accounts. DTI is now 55.7786% which is with exception provided by the client.	1/24/2022: Cleared. The rework of debts identifies two accounts that are authorized user accounts. DTI is now 55.7786% which is with exception provided by the client.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114072	Compliance	Compliance	Resolved	Resolved	YTVSIOLNCJK-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
												01/04/2022 PCCD issued XX/XX/XXXX provided	01/05/2022 Cleared. The documentation provided is sufficient to resolve the finding.	01/05/2022 Cleared. The documentation provided is sufficient to resolve the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114074	Credit	Doc Issue	Resolved	Resolved	0LIYWG2JUAD-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title insurance is $XX,XXX but the loan amount is $XXX,XXX, the title insurance does not cover the total loan amount.		01/10/2022: Cleared, documentation provided.	01/10/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114076	Credit	Doc Issue	Resolved	Resolved	CF1BK4LMM3I-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title reflects $XXX,XXX.XX in title insurance, the loan amount is $XXX,XXX.XX.		1/27/2022: Resolved	1/27/2022: Resolved	Validated	The report does not include explanatory notes detailing how the exception was resolved. 10.08.2025 Received loan file with a Title commitment reflecting $352,000.
XXXXXX	XXXXXX	XXXXXX	54920251114077	Credit	Guidelines	Resolved	Resolved	4WEDK4QMMWB-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Missing copy of lease agreement. Per guidelines, copy of lease is required for a refinance when property is tenant occupied. Per Appraisal, property is tenant occupied.		01/21/2022: Cleared, documentation provided	01/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114079	Compliance	Compliance	Active	2: Acceptable with Warnings	TKIQJZC15SD-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114079	Valuation	Value	Active	2: Acceptable with Warnings	TKIQJZC15SD-K0LQ7SI2	Property value and predominant value vary by more	* Property value and predominant value vary by more than 50% (Lvl 2)	Entered exactly per the appraisal, with a CU score of 1.0 with Low risk	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114080	Credit	Eligibility	Active	2: Acceptable with Warnings	DIJH5IZRYMP-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	80% LTV/CLTV exceeds 75% LTV/CLTV per guidelines, for a purchase with a DSCR<1.0. DSCR (DSCR is .931%)
1/24/22 The Lender's rebuttal is: Lease agreement shows rent at $XXXX per market rent on appraisal is $XXXX. $2350/PIT of $1880.19= DSCR of 1.2498-LTV within guidelines. Monthly PITI is $1661.93, taxes $XXXXXX and insurance $XXXXXX = $XXXXXX. $XXXXXX/$XXXXXX is .93
													1/27/2022 Exception Remains	1/27/2022 Exception Remains	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114080	Credit	Eligibility	Active	2: Acceptable with Warnings	DIJH5IZRYMP-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	80% LTV exceeds 75% LTV per guidelines, for a purchase with a DSCR<1.0. DSCR (DSCR is .931%)
1/24/22 The Lender's rebuttal is: Lease agreement shows rent at $XXXX per market rent on appraisal is $XXXX. $2350/PIT of $1880.19= DSCR of 1.2498-LTV within guidelines. Monthly PITI is $1661.93, taxes $XXXXXX and insurance $XXXXXX = $XXXXXX. $XXXXXX/$XXXXXX is .93
													1/27/2022 Exception Remains. Market Rent $XXXX - Lease Rent $XXXX - Lease executed for 24 months XX/XX/XXXX-XX/XX/XXXX	1/27/2022 Exception Remains. Market Rent $XXXX - Lease Rent $XXXX - Lease executed for 24 months XX/XX/XXXX-XX/XX/XXXX	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114080	Credit	Credit	Active	2: Acceptable with Warnings	DIJH5IZRYMP-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	Per guidelines, maximum LTV on a purchase for DSCR<1.0 is 75%. LTV of 80% exceeds guidelines.	Lender provided an approved exception to allow the use of the lease over the market rent, resulting in a 1.648% DSCR, which allows an 80% LTV.	1/27/2022 Exception remains; Final Grade EV B	1/27/2022 Exception remains; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114081	Credit	Credit	Resolved	Resolved	C0SXLUNB4TT-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.7.4. states that a certificate of good standing is required for corporations. The certificate of good standings is missing from the loan file.	The lender provided a copy of the certificate of good standing.	1/27/2022: Resolved	1/27/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114082	Credit	Credit	Resolved	Resolved	NTO01UFGFPY-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines, section 6.1.1, states that the general requirements for a condo is a copy of the master property insurance and the master liability insurance. The master property insurance and the master liability insurance are missing from the loan file, please provide both of these policies.
												2/1/22 HOI polices found in file	2/01/2022: Finding remains 2/1/22 Finding resolved	2/01/2022: Finding remains 2/1/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114083	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	PWAYCRKZSBU-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history.
													1/19/2022:Exception received. Compensating factors noted are LTV 10% or more under requirement, 70%, allowed 85% and FICO 20 points or more above required, 753, required 680.	1/19/2022:Exception received. Compensating factors noted are LTV 10% or more under requirement, 70%, allowed 85% and FICO 20 points or more above required, 753, required 680.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114086	Compliance	Compliance	Resolved	Resolved	LS0TEWA5YJO-1E29A8UN	TRID- SPL late	* TRID- SPL late (Lvl R)
The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
												01/28/2022 The initial application was received.	02/04/2022 Cleared. The initial application was received with the initial application date of XX/XX/XXXX. The Service Provider List is valid.	02/04/2022 Cleared. The initial application was received with the initial application date of XX/XX/XXXX. The Service Provider List is valid.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114086	Compliance	Compliance	Resolved	Resolved	LS0TEWA5YJO-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that in total cannot increase more than 10%. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

This loan failed the lender credits that cannot decrease. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.
													2/4/22 Finding resolved	2/4/22 Finding resolved	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114086	Compliance	Disclosures	Resolved	Resolved	LS0TEWA5YJO-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.
												01/28/2022 The initial application was received.	02/04/2022 Cleared. The initial application was received with the initial application date of XX/XX/XXXX. The homeownership counseling disclosure is valid.	02/04/2022 Cleared. The initial application was received with the initial application date of XX/XX/XXXX. The homeownership counseling disclosure is valid.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114086	Compliance	Compliance	Active	2: Acceptable with Warnings	LS0TEWA5YJO-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114086	Compliance	Compliance	Resolved	Resolved	LS0TEWA5YJO-YF1S1X5R	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
												01/28/2022 The initial application was provided.	02/04/2022 Cleared. The initial application was provided and shows the initial application date of XX/XX/XXXX. This is within the 3 days of the Initial LE sent out on XX/XX/XXXX.	02/04/2022 Cleared. The initial application was provided and shows the initial application date of XX/XX/XXXX. This is within the 3 days of the Initial LE sent out on XX/XX/XXXX.	Validated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114088	Credit	Guidelines	Resolved	Resolved	RLMAPVQEY4I-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)
The investor cash flow matrix states that first time home buyers are not eligible. The 1003 page 130 indicates borrower has had ownership interest in a property within the last 3 years however, there are no mortgages on credit report, no list of property owned on the 1003 and no supporting documents in the loan file.
												02/04/2022: Finding Resolved. FICO 20 points or more above requirement; DSCR 1.25 or greater.	02/04/2022: Finding Resolved.	02/04/2022: Finding Resolved.	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved. 10.08.2025 received loan file.Missing evidence the borrower is not a FTHB.
XXXXXX	XXXXXX	XXXXXX	54920251114089	Credit	Credit	Resolved	Resolved	EO5RASJH2VZ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.7.3, states that the articles of organization are required for an LLC. The articles of organization are missing from the loan file.	The lender provided the certificate of formation	1/30/2022: Finding Resolved	1/30/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114094	Credit	Credit	Resolved	Resolved	HB0XGPGDMUK-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The guidelines, section 3.1.2 requires insurance coverage must be equal to 100% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by estimate of new cost calculation from a full appraisal. The file included evidence of insurance located on page 225, reflecting total coverage amount of $XXX,XXX. The file did not include evidence of the reconstruction cost estimate. The appraisal, located in the Original file reflects the cost new as $XXX,XXX. The evidence of insurance is short, required coverage in the amount of $XXX,XXX

A replacement cost estimator could not be obtained due to an addition to Florida Statute 626.9551 effective July 1, 2021 that states no one (including Lender) may require an insurance agency or agent to provide replacement cost estimator (RCE) or other insurance underwriting information in connection with a loan. Additionally, an insurance agent or agency is prohibited from supplying the RCE to anyone even the customer"
													1/27/2022: Resolved.	1/27/2022: Resolved.	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved. Unable to determine if shortage was acceptable to the lender.
XXXXXX	XXXXXX	XXXXXX	54920251114096	Credit	Credit	Resolved	Resolved	TFP1HESUQ1K-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.7.3, states that a certificate of good standing is required for a LLC. The certificate of good standing is missing from the loan file.	02/11/2021: Finding Resolved. The lender provided the Certificate of Good Standing.	02/11/2021: Finding Resolved.	02/11/2021: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114097	Credit	Credit	Resolved	Resolved	5MD0WPQ4WKY-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The credit report is missing.		3/29/2022: Resolved. Received credit report for the borrower	3/29/2022: Resolved. Received credit report for the borrower	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114097	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	5MD0WPQ4WKY-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)
Borrower sold previous residence i(XXXX XXX XXXXXX, XXXXXXXXXXXX, XX) in XX/XXXX, settlement statement for sale on page 536. Since moving to CT, borrower has been living with a relative/friend until purchasing the subject. Missing 3 months rental history as per approval dated XX/XX/XXXX.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114097	Credit	Doc Issue	Resolved	Resolved	5MD0WPQ4WKY-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	Missing credit report		3/29/2022: Resolved. Received credit report for the borrower	3/29/2022: Resolved. Received credit report for the borrower	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114101	Credit	Assets Insufficient	Resolved	Resolved	4RQYD2DP2OQ-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)	Minimum of 3 months reserves required, only 0.27 months verified in file. 1008 states using cash out from investment property refinance for closing costs; no evidence of the cash out in file.	1/20/22 The Lender provided HUD for XXX XXXXXXXXX XXXXXX, that closed on XX/XX/XXXX, where the borrower is receiving $XXXXX Cash in Hand
1/5/2022: Not Cleared. Received CD for XXX XXXXXXXXXX XXX, reflecting borrower receipt of $XXXXX on settlement date of XX/XX/XXXX. Subject loan closed XX/XX/XXXX. The subject loan closed without verified required reserves.

1/6/22: Exception remains

1/20/22 Exception resolved

1/5/2022: Not Cleared. Received CD for XXX XXXXXXXXXX XXX, reflecting borrower receipt of $XXXXX on settlement date of XX/XX/XXXX. Subject loan closed XX/XX/XXXX. The subject loan closed without verified required reserves.

1/6/22: Exception remains

1/20/22 Exception resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114101	Compliance	Compliance	Active	2: Acceptable with Warnings	4RQYD2DP2OQ-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114102	Credit	Legal Docs	Resolved	Resolved	L5ZFVKLZ3UX-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)
All of the documents in the file were executed by XXXXXX. The signatures on the documents for XXXXX and XXXXXXXXX do not match the signature on their photo IDs (pages 131-132). All signatures match XXXXXXX signature (page 130)
												02/11/2022: Finding Resolved. The lender provided the executed Guaranty.
The file included a Guaranty (page 445); however, one person (XXX) signed for all individuals. The borrower signed all the documents for the guarantors. The borrower (XXX) signed all the documents for the additional guarantors. Limited Power of Attorney (page 457, Consent to the use of tax return (page 463) Initial escrow account (page 477), Signature Name Affidavit (page 480-481), W9 (page 491), First payment letter (page 497)
02/11/2022: Finding Resolved.

The file included a Guaranty (page 445); however, one person (XXX) signed for all individuals. The borrower signed all the documents for the guarantors. The borrower (XXX) signed all the documents for the additional guarantors. Limited Power of Attorney (page 457, Consent to the use of tax return (page 463) Initial escrow account (page 477), Signature Name Affidavit (page 480-481), W9 (page 491), First payment letter (page 497)
02/11/2022: Finding Resolved.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114102	Credit	Credit	Resolved	Resolved	L5ZFVKLZ3UX-W8O59YIL	Final 1003 is Missing	* Final 1003 is Missing (Lvl R)
The final 1003 for XXXXX (page 77) and XXXXXXXXX (page 80) were executed by XXXXXX, borrower 1. All of the documents in the file were executed by XXXXXX. The signatures on the documents for XXXXX and XXXXXXXXX do not match the signature on their photo IDs (pages 131-132). All signatures match XXXXXXX signature (page
												Client provided 1003's signed by all parties.	02/11/2022: Finding Remains. 2.14.2022 Client provided 1003's signed by all parties.	02/11/2022: Finding Remains. 2.14.2022 Client provided 1003's signed by all parties.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114102	Credit	Doc Issue	Resolved	Resolved	L5ZFVKLZ3UX-WZXMZIVC	Mortgage not properly executed	* Mortgage not properly executed (Lvl R)
The loan closed with 3 guarantors. The mortgage (page 445) includes a signature line for each guarantor; however, the borrower signed for all three guarantors. All of the documents in the file were executed by Juliet. The signatures on the documents for XXXXX and XXXXXXXXX do not match the signature on their photo IDs (pages 131-132). All signatures match XXXXXXX signature (page 130)
												02/11/2022: Finding Resolved. The lender provided fully executed Mortgage.	02/22/2022: Finding Waived. Document exception cleared with properly executed Mortgage provided by Seller.	02/22/2022: Finding Waived. Document exception cleared with properly executed Mortgage provided by Seller.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114102	Credit	Doc Issue	Resolved	Resolved	L5ZFVKLZ3UX-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)
All of the documents in the file were executed by XXXXXX. The signatures on the documents for XXXXX and XXXXXXXXX do not match the signature on their photo IDs (pages 131-132). All signatures match XXXXXXX signature (page
												Client provided HUD signed by all parties.	02/11/2022: Finding Remains. 2.14.2022 - Client provided final HUD signed by all parties. Exception resolved.	02/11/2022: Finding Remains. 2.14.2022 - Client provided final HUD signed by all parties. Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114104	Credit	Credit	Resolved	Resolved	YTA50YJFKZX-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The HUD reflects address XX-XX XXXXX XXXXXX, the subject is XX-XX XXXXX XXXXXX	03/07/2022: The Lender provided the executed Final HUD-1 showing the correct Property Location, Box G.	03/07/2022: Resolved.	03/07/2022: Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114104	Valuation	Doc Issue	Resolved	Resolved	YTA50YJFKZX-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)
The flood certificate for the subject property is not found in the file documents. Guideline 3.2.1 Flood Zone Determination/Flood Certificate (pg. 12) indicates, "Determination whether a subject property is in a flood zone must be established by a Flood Certificate provided by XXXX."
												03/07/2022: The Lender provided the Flood Cert for the subject property, Zone X.	03/07/2022: Resolved.	03/07/2022: Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114104	Credit	Credit	Resolved	Resolved	YTA50YJFKZX-YAADOLMF	Payment History and LOE for Delay	* Payment History and LOE for Delay (Lvl R)
The file includes documentation supporting the completion of mortgage modifications over 36 months prior to the subject note date. The file does not include an LOX from the borrower addressing those occurrences. Guideline 10.15 Forbearance or Modification (pg. 35) indicates, "A letter of explanation from the borrower addressing the situation that made forbearance or modification necessary and that the situation requiring the forbearance or modification has passed."
												The lender provided a LOE from the borrower.	3.15.2022: Resolved	3.15.2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114107	Credit	Credit	Resolved	Resolved	HNUW5JCVPH5-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, section 3.1.2 requires rent loss coverage in the amount of 6 months or $XX,XXX, using the lease rent of $X,XXX. The file included evidence of homeowners located on page 564 reflecting rent loss of $0. The rent loss coverage is short by $XX,XXX.
													1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114107	Credit	Doc Issue	Resolved	Resolved	HNUW5JCVPH5-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The Hud-1 Closing Statement is missing from the loan file.		1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114107	Credit	Credit	Resolved	Resolved	HNUW5JCVPH5-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The guidelines, section 3.1.2 requires insurance coverage must be equal to 100% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by calculation from a full appraisal. The file included evidence of insurance located on page 420, reflecting total coverage amount of $XXX,XXX. The file did not include evidence of the reconstruction cost estimate. The appraisal, located in Original File reflects the cost new as $XXX,XXX. The evidence of insurance is short, required coverage in the amount of $XX,XXX.
													1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114107	Credit	Doc Issue	Resolved	Resolved	HNUW5JCVPH5-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The Hud-1 Closing Statement is missing from the loan file.		1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114111	Credit	Credit	Resolved	Resolved	V3Z0K2FRNIM-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	The maximum DTI per lender guidelines is 50% based on loan program and credit score. The ratio is 58.5% using fully amortize PI per lender guidelines.
3/9/2022: Remains. Received YTD P&L XXX-XXX XXXX but is over 60 days old at the time of closing. additional information needed
3/14/2022: remains. received YTD P&L for XXX-XXX XXXX for the Co-borrower's business

3/21/2022: Received exception with compensating factors for DTI and unable to obtain an updated P&L.

3/9/2022: Remains. Received YTD P&L XXX-XXX XXXX but is over 60 days old at the time of closing. additional information needed
3/14/2022: remains. received YTD P&L for XXX-XXX XXXX for the Co-borrower's business

3/21/2022: Received exception with compensating factors for DTI and unable to obtain an updated P&L.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114111	Credit	Guidelines	Active	2: Acceptable with Warnings	V3Z0K2FRNIM-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)	Borrower 2 is self employed and XXXX 1040 in file was used for income. A YTD P&L to verify most recent year income is required per guidelines.
3/9/2022: Remains. Received YTD P&L XXX-XXX XXXX but is over 60 days old at the time of closing. additional information needed
3/14/2022: remains. received YTD P&L for XXX-XXX XXXX for the Co-borrower's business

3/21/2022: Received exception with compensating factors for DTI and unable to obtain an updated P&L.

3/9/2022: Remains. Received YTD P&L XXX-XXX XXXX but is over 60 days old at the time of closing. additional information needed
3/14/2022: remains. received YTD P&L for XXX-XXX XXXX for the Co-borrower's business

3/21/2022: Received exception with compensating factors for DTI and unable to obtain an updated P&L.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114114	Credit	Doc Issue	Resolved	Resolved	NZMNUTFMEXG-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The Final HUD was not signed by the borrower.		1/21/2022: Cleared, documentation provided.	1/21/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114118	Credit	Guidelines	Resolved	Resolved	Y4JDKHUP51W-VNE38QI3	Mortgage/Rental lates exceed guidelines	* Mortgage/Rental lates exceed guidelines (Lvl R)
Previous mortgage history with XXXX was 2x90 with last 24 months. (Pg. 837) Exception request 1/26/2022. Approved 10/11/2021. Exception: Borrower has credit dept since XX/XXXX; currently has paid $XXXX mortgage as agreed from XX/XX/XXXX through present. Rolling Navient student loan late payments and each student loan is reported individually, however,, these loans are paid with one monthly payment, reported late on each loan. Borrower has 2x120x12 student loan installment debt and time share deed in lieu treated as installment/charge off. 2x90 mortgage lates drop off in less than 60 days from origination of loan. An exception for borrower and the broker who has a strong relationship with the Lender. Request Compensation factors: Borrower currently employed for 20+ years, Housing DTI and LTV less than 80%. Decision Compensation Factors, Low DTI.
													3/17/2022: Resolved. The mortgage history with the 90 day delinquency is outside of the prior 24 months.	3/17/2022: Resolved. The mortgage history with the 90 day delinquency is outside of the prior 24 months.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114119	Credit	Doc Issue	Resolved	Resolved	UU3MSBUJCJZ-5MTB1GU3	Only Estimated HUD in file	* Only Estimated HUD in file (Lvl R)	Final HUD missing from the loan file. Estimated HUD in file not signed.	The lender provided the final executed HUD	1/30/2022: Resolved.	1/30/2022: Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114119	Credit	Doc Issue	Resolved	Resolved	UU3MSBUJCJZ-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	Final HUD missing from the loan file. Estimated HUD in file not signed.	The lender provided full executed HUD.	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114120	Credit	Credit	Resolved	Resolved	2HRW2SZRBVL-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The guidelines, section 3.1, states that rent loss insurance equal to 6 months of the average rent is required. The hazard insurance policy in the file does not include the rent loss insurance.	1/28/22 Fair Rental Value is $XXXXXX	1/28/22 Finding resolved	1/28/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114121	Valuation	ValuationWaterfall	Resolved	Resolved	OI4TGNS5AED-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
Guideline 4.4 (Additional Valuation Requirements) states that an APR, CDA or FNMA CU risk score of 2.5 or less must accompany the appraisal. If the CU score is greater than 2.5 then a XXXXX XXXXXXX CDA (or similar) supporting the appraised value within 10% must be present. Subject CU score is a 5 and no XXXXX XXXXXXX CDA (or similar) is present in loan file.
													1/18/22 Finding resolved	1/18/22 Finding resolved	Validated	Valuation data provided
XXXXXX	XXXXXX	XXXXXX	54920251114122	Valuation	ValuationWaterfall	Resolved	Resolved	WQP3ASJCN5L-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Loan file is missing a third party valuation. The CDA in the loan file is for a different property.	02/16/2022: Finding Resolved. The lender provided theCDA supporting the appraised value.	2/16/22 Finding resolved	2/16/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114122	Valuation	Value	Resolved	Resolved	WQP3ASJCN5L-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM within 10% variance but the Confidence Score is below 90 - doesn't meet Fitch requirement.	02-24-2022 Post Fund Desk Review supports value.	02-24-2022 Resolved	02-24-2022 Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114123	Credit	Doc Issue	Resolved	Resolved	ENUYFPAMLMK-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD is missing from the loan file.		1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114124	Credit	Doc Issue	Resolved	Resolved	RYYGCMU1KX3-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insurance amount of $XXX,XXX, which is less than the loan amount of $XXX,XXX.	The lender provided corrected title policy.	3.3.2022 finding resolved.	3.3.2022 finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114127	Credit	Credit	Resolved	Resolved	UOIHXIKK2EC-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)
According to the NONI Matrix 10.25.2021, a cash-out refinance requires 6 months of reserves. The loan file does not contain bank statements, the cash-out amount of $XXXXXX was used as assets. The requires reserves amount is $13,057.26.
												The lender provided a bank statement dated through XX/XX/XXXX, reflecting a final balance of $XXXXX + $XXXXX cash to close.	1/27/2022: Resolved	1/27/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114127	Valuation	Doc Issue	Resolved	Resolved	UOIHXIKK2EC-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file does not contain a flood cert.	XX/XX/XXXX The Lender provided Flood Cert	1/20/22 Exception resolved	1/20/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114127	Credit	Credit	Resolved	Resolved	UOIHXIKK2EC-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)
According to the NONI Matrix 10.25.2021, a cash-out refinance requires 6 months of reserves. The loan file does not contain bank statements, the cash-out amount of $XXXXXXwas used as assets. The requires reserves amount is $13,057.26.
												The lender provided a bank statement dated through XX/XX/XXXX, reflecting a final balance of $XXXXX + $XXXXX cash to close.	1/27/2022: Resolved	1/27/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114128	Credit	Doc Issue	Resolved	Resolved	QM0T1XZOY4F-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The credit report is dated XX/XX/XXXX which is before the application date of XX/XX/XXXX.		1/13/2022: Cleared, the notice to home loan applicant executed by the borrower and dated XX/XX/XXXX was provided.	1/13/2022: Cleared, the notice to home loan applicant executed by the borrower and dated XX/XX/XXXX was provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114130	Credit	Guidelines	Resolved	Resolved	MLXLDBAH2ZX-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The income calculations for the bank statement analysis are inconsistent with discounting zelle payment deposits from borrower. There is no explanation clarifying same.		4/1/2022 QC resolved 2/28/2022. Bank Statements in file.	4/1/2022 QC resolved 2/28/2022. Bank Statements in file.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114139	Compliance	Compliance	Resolved	Resolved	CLG32L5XMFZ-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points - Loan Discount Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX.XX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). "
												02/11/2022 COC received for XX/XX/XXXX	02/16/2022 Cleared. The COC provided is sufficient to clear the finding.	02/16/2022 Cleared. The COC provided is sufficient to clear the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114139	Valuation	Property	Active	2: Acceptable with Warnings	CLG32L5XMFZ-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl 2)
Pg. 867 NonQM Exception for Zoning, Zoning is Agricultural/Single Family/Mobile Homes. Exception approved 12/20/2021 with compensation factors Fico score 666 (updated fico score 679) and Self Employed for 17+ years.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114141	Credit	Doc Issue	Resolved	Resolved	YA2RT2I2KKN-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the executed Note.		01/10/2022: Cleared, documentation provided.	01/10/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114141	Credit	Doc Issue	Resolved	Resolved	YA2RT2I2KKN-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The loan file is missing the executed Mortgage.		01/10/2022: Cleared, documentation provided.	01/10/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114142	Credit	Doc Issue	Resolved	Resolved	JRHXV0FETUY-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy does not include a title insurance amount, the title insurance required is $XXX,XXX.	02/02/2022 Finding Resolved: The lender provided the Final Short Form Title Policy with $XXXXXX coverage which is the Mortgage amount.	02/02/2022 Finding Resolved:	02/02/2022 Finding Resolved:	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114142	Credit	Credit	Resolved	Resolved	JRHXV0FETUY-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)
Per the matrix, for a cash-out refinance 6 months of reserves are required. The total amount of reserves required are $12,648.40, but the borrower did not provide any bank statements and the cash-out proceeds in the amount of $X,XXX.XX does not cover the required reserves.
													4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114142	Credit	Credit	Resolved	Resolved	JRHXV0FETUY-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Per the matrix, for a cash-out refinance 6 months of reserves are required. The total months of reserves required are 6 months, but the loan file only shows proof of 3.073 months of reserves.	Client provided approved exception form.	2.16.2022 finding resolved	2.16.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114145	Credit	Credit	Resolved	Resolved	QOGSTSZLU3B-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The rental loss insurance requirement is $XXXX but the insurance only covers $XXXX.	1/17/22 The Lender changed guidelines for rental loss coverage, it is now calculated based on 6 months PITI, not 6 months rental	4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114145	Credit	Doc Issue	Resolved	Resolved	QOGSTSZLU3B-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title insurance is $XXX,XXX and does not cover the loan amount of $XXX,XXX.		01/10/2022: Cleared, documentation provided.	01/10/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114147	Credit	Credit	Active	2: Acceptable with Warnings	CTZSUWSTRP3-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
According to the Investor Cash Flow Matrix effective on XX/XX/XXXX, a cash out loan with a DSCR of <1.00 ($XXXX/$XXXX = 0.64 DSCR) would allow a maximum LTV of 70%. In addition, this loan will receive a 5% reduction in allowed LTV due the property currently being unleased, allowing for a total permitted LTV of 65%. The appraisal located on page 573 confirms the property is vacant. The current LTV for this loan is 70% ($1,470,000/$2,100,000) which is 5% less than the allowed LTV.
													1/24/2022: Finding Waiver Applied; Final Grade EV B	1/24/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114148	Credit	Eligibility	Resolved	Resolved	RVKTYVT4EV1-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)
According to the Investor Cash Flow Matrix effective on XX/XX/XXXX, a purchase loan with a DSCR of <1.00 ($XXXX Rent/$3625.25 PITIA) would allow a maximum LTV of 75%. The current LTV ($XXXXXX loan/$XXXXXX value) for this loan is 80% which is 5% more than the max allowed LTV.
												2/3/22 Additional information provided regarding DSCR score calcualtion, updated market value used of $XXXX making DSCR score 1.28	4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114148	Credit	Eligibility	Resolved	Resolved	RVKTYVT4EV1-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)
According to the Investor Cash Flow Matrix effective on XX/XX/XXXX, a purchase loan with a DSCR of <1.00 ($XXXX Rent/$3625.25 PITIA) would allow a maximum LTV of 75%. The current LTV ($XXXXXX loan/$XXXXXX value) for this loan is 80% which is 5% more than the max allowed LTV.
												2/3/22 Additional information provided regarding DSCR score calcualtion, updated market value used of $XXXX making DSCR score 1.28	2/3/22 Finding resolved	2/3/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114148	Credit	Credit	Resolved	Resolved	RVKTYVT4EV1-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)
According to the Investor Cash Flow Matrix effective on XX/XX/XXXX, a purchase loan with a DSCR of <1.00 ($XXXX0 Rent/$3625.25 PITIA) would allow a maximum LTV of 75%. The current LTV ($XXXXXX loan/$XXXXXX value) for this loan is 80% which is 5% more than the max allowed LTV.
												2/3/22 Additional information provided regarding DSCR score calculation, updated market value used of $XXXXXX making DSCR score 1.28	2/3/22 Finding resolved	2/3/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114150	Credit	Doc Issue	Resolved	Resolved	RODGJXW2T2W-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing VOR		2/21/2022: Resolved. Lender provided 12 months canceled checks	2/21/2022: Resolved. Lender provided 12 months canceled checks	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114150	Credit	Credit	Resolved	Resolved	RODGJXW2T2W-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)
There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
												2/8/22: Received CHARM booklet dated XX/XX/XXXX	2/8/22: Condition resolved. Received CHARM booklet dated XX/XX/XXXX	2/8/22: Condition resolved. Received CHARM booklet dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114150	Credit	Doc Issue	Resolved	Resolved	RODGJXW2T2W-IYAZB5ZX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The Adjustable Rate Mortgage Loan Program Disclosure is missing. The defect can be cured by providing the disclosure.	2/11/22 The Lender provided screenshot of Ellie Mae disclosure tracking showing it was sent and received by the borrower on XX/XX/XXXX	2/11/22 Finding resolved	2/11/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114150	Compliance	Compliance	Resolved	Resolved	RODGJXW2T2W-WK32G0ON	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase of the following fees on PCCD 12/15/2021 was not accepted because the change occurred after consummation: Recording Fee A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												2/18/22 Recording fee went down, LE XX/XX/XXXX Recording fee was $XXX, PCCD shows recording fee as $XX	2/18/22 Finding resolved	2/18/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114150	Compliance	Compliance	Resolved	Resolved	RODGJXW2T2W-X23FZWUT	Disclosures	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl R)
There is no date evident on the CHARM Booklet provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
												2/7/22 The Lender provided CHARM booklet on XX/XX/XXXX	2/7/22 Finding resolved	2/7/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114155	Credit	Doc Issue	Resolved	Resolved	4LV3V5CMKZG-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing from the loan file.		1/18/2022: Cleared, documentation provided.	1/18/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114155	Credit	Doc Issue	Resolved	Resolved	4LV3V5CMKZG-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD is missing from the loan file.		1/18/2022: Cleared, documentation provided.	1/18/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114155	Credit	Doc Issue	Resolved	Resolved	4LV3V5CMKZG-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Mortgage is missing from the loan file.		1/18/2022: Cleared, documentation provided.	1/18/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114159	Credit	Doc Issue	Resolved	Resolved	HRON4KGNFNV-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The Application is missing from the loan file.	02/07/2022: Finding Resolved. The Seller provided a copy of the borrower's Loan Application.	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114163	Credit	Doc Issue	Resolved	Resolved	H1QT1EGLKYW-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The note found in the loan file is not fully executed, the note is not signed or notarized.		1/25/2022: Cleared, executed Note was provided.	1/25/2022: Cleared, executed Note was provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114163	Credit	Doc Issue	Resolved	Resolved	H1QT1EGLKYW-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The guidelines, section 12.8.4, state that the net proceeds must be verified via a settlement statement. The settlement statement included in the loan file is not fully executed.		1/25/2022: Cleared, fully executed HUD was received.	1/25/2022: Cleared, fully executed HUD was received.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114163	Credit	Doc Issue	Resolved	Resolved	H1QT1EGLKYW-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage found in the loan file is not fully executed, it is missing the borrowers signatures and notary.		1/25/2022: Cleared, executed mortgage was provided.	1/25/2022: Cleared, executed mortgage was provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114164	Credit	Credit	Resolved	Resolved	Q0JUFYN2AB5-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
Per the NONI guidelines effective on 10/25/21, section 3.1, rent loss coverage is required in the amount of 6 months or $XXXXX, using the market rent of $XXXX. The file included evidence of homeowners insurance located on page 220 reflecting rent loss coverage of $XXXXX. The rent loss coverage is short by $XXX.

2/1/22 The Lender guidelines dated 10/25/21 show show that rental loss coverage is now calculated by using the PITI not the rent.

PITI of $1,845.12 x 6 months = $11,070.72
HOI shows loss of use as = $XXXXXX
													2/1/22 Finding resolved	2/1/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114175	Credit	Doc Issue	Resolved	Resolved	BXWUHMA2CTV-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.		1/18/2022: Cleared, documentation provided	1/18/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114175	Credit	Credit	Resolved	Resolved	BXWUHMA2CTV-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
Per the NONI guidelines effective on 10/25/21, section 3.1, rent loss coverage is required in the amount of 6 months or $XXXXX, using the market rent of $XXXX. The file included evidence of homeowners insurance located on page 373 reflecting rent loss coverage of $XXXXX. The rent loss coverage is short by $XXX.
												1/19/22 per The Lender updated guidelines 10/25/21 they changed from 6 months rental payments to 6 months PITI. P&I: $2,871.41 x 6=$17,228.46	1/19/22 Exception resolved	1/19/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114175	Credit	Doc Issue	Resolved	Resolved	BXWUHMA2CTV-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Security Instrument (Mortgage/Deed of Trust) is missing.		1/18/2022: Cleared, documentation provided	1/18/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114176	Compliance	Compliance	Resolved	Resolved	TWJ2BYFFYFI-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the disclosure issued on XX/XX/XXXX was not accepted. Although the decrease appears to be valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $XXXXXX is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												02/03/2022 COC provided for decrease in lender credits XX/XX/XXXX
2/1/2022 Remains. COC provided reflects change date of XX/XX/XXXX. The decrease to the lender credit on disclosure issued XX/XX/XXXX was not accepted because the change occurred on XX/XX/XXXX. The consumer was not provided the disclosure within 3 days of the change. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing evidence that shows the change was disclosed within 3-business days of the change or If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

02/08/2022 Cleared. The COC provided is sufficient to cure the violation.

2/1/2022 Remains. COC provided reflects change date of XX/XX/XXXX. The decrease to the lender credit on disclosure issued XX/XX/XXXX was not accepted because the change occurred on XX/XX/XXXX. The consumer was not provided the disclosure within 3 days of the change. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing evidence that shows the change was disclosed within 3-business days of the change or If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

02/08/2022 Cleared. The COC provided is sufficient to cure the violation.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114178	Credit	Credit	Resolved	Resolved	JUKK00BEMRH-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)
The guidelines, section 12.2 requires evidence of cash to close and 6 months reserves to be documented with 2 months of bank statements. The file included two months of bank statements for accounts ending XXXX, XXXX, XXXX, and XXX, located on pages 48, 62, 168 dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, reflecting a total balance of $XXXXXX.XX. The HUD, located on page 235 reflects the borrower was required to bring $XXXXXX.XX cash to closing. In addition to the cash to close, the guidelines require 6 months of reserves or $13,897.44 to be documented, for a total of $13,897.44 verified assets. The file is short evidence of assets/reserves in the amount of $9,268.41.
												Final Master Settlement Statement that shows Buyer's funds to close in the amount of $XXXXXX that match copy of funds received at closing.	1.27.2022: Resolved	1.27.2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114178	Credit	Credit	Resolved	Resolved	JUKK00BEMRH-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)
The guidelines, section 12.2 requires evidence of cash to close and 6 months reserves to be documented with 2 months of bank statements. The file included two months of bank statements for accounts ending XXXX, XXXX, XXXX, and XXX, located on pages 48, 62, 168 dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, reflecting a total balance of $XXXXXX.XX. The HUD, located on page 235 reflects the borrower was required to bring $XXXXXX.XX cash to closing. In addition to the cash to close, the guidelines require 6 months of reserves or $13,897.44 to be documented, for a total of $13,897.44 verified assets. The file is short evidence of assets/reserves in the amount of $9,268.41.
												Final Master Settlement Statement that shows Buyer's funds to close in the amount of $XXXXXX that match copy of funds received at closing.	1.27.2022: Resolved	1.27.2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114179	Credit	Doc Issue	Resolved	Resolved	GYPZ2UHH4WS-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy on page 449 of the loan file reflects an insured amount of $XXXXXX, which is less than the note loan amount of $XXXXXXX.	02/02/2022: The lender provided a title Commitment issued XX/XX/XXXX for the Note amount. The Note was dated XX/XX/XXXX.	02/02/2022: Finding Resolved. The lender provided a title Commitment issued XX/XX/XXXX for the Note amount. The Note was dated XX/XX/XXXX	02/02/2022: Finding Resolved. The lender provided a title Commitment issued XX/XX/XXXX for the Note amount. The Note was dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114181	Credit	Credit	Active	2: Acceptable with Warnings	SMDRNY1FZHH-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl 2)	The loan required $XXXXX.XX to close, the borrower only supplied assets for the amount of $XXXXXX. There is an additional $XXXXXX needed to show proof of funds for the cash needed to close.	Lender submitted an approved exception for the short funds in the amount of $XXXX	1/30/2022: Finding Waiver Applied; Final Grade EV B	1/30/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114181	Credit	Assets Insufficient	Active	2: Acceptable with Warnings	SMDRNY1FZHH-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl 2)	The loan required $XXXXX.XX to close, the borrower only supplied assets for the amount of $XXXXXX. There is an additional $XXXXXX needed to show proof of funds for the cash needed to close.	Lender submitted an approved exception for the short funds in the amount of $XXXX	1/30/2022: Finding Waiver Applied; Final Grade EV B	1/30/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114183	Credit	Doc Issue	Resolved	Resolved	JJX5ZR20GG5-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file does not include evidence of a title.	The lender provided evidence of title.	1/30/2022: Finding Resolved	1/30/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114188	Credit	Credit	Resolved	Resolved	RI534TGFEYB-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
Per the guidelines effective 10/25/21, section 3.1, rent loss insurance for the subject is required and must equal at least 6 months of average monthly rents. According to the Insurance Binder located on page 256, there is rent loss coverage of $XXXXX. However, the market rent provided on page 10 totals to $XXXX. Based on the guidelines, this property would require rent loss coverage of $XXXXX ($XXXX x 6 months). The rent loss coverage is short by $XXXX.
												1/28/22 Per HOI policy, the rental loss coverage is $XXXXX	1/28/22 Finding resolved	1/28/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114188	Credit	Credit	Resolved	Resolved	RI534TGFEYB-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The guidelines effective 10/25/21, section 3.1.2, require insurance coverage greater than or equal to the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.

Per the Insurance Binder located on page 256, the amount of coverage is equal to $XXXXXX while the unpaid principal balance of the mortgage is $XXXXXX. The amount of coverage is short by $XXXXX.
												1/28/22 Per the HOI the property coverage is $XXXXXX	1/28/22 Finding resolved	1/28/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114193	Credit	Credit	Resolved	Resolved	1HO3O4UT2Y2-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The guidelines, section 3.1.2. states that the amount of coverage must be equal to 100% of the insurance value or include a replacement cost estimate. The loan file includes hazard insurance with coverage amount of $XXXXXX, but the loan amount is $XXXXXX, and the replacement cost estimate is not included. Please provide an updated hazard insurance policy.
												02/07/2022: Finding Resolved. The Seller provided a copy of the full policy which includes Replacement Cost coverage under Optional Coverages.	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114195	Valuation	Property	Waived	Waived	IPXLHJTAPM0-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl W)
This property is listed as having SFR/AGR (Allows livestock). The GL at 5.3 (p. 14) states that hobby farms are ineligible and that agricultural zoned property is eligible on a case-by-case basis. This review did not reveal an underwriting exception for this property or comment related to the appraisal. The title report (p. 354) lists exceptions for oil, gas, minerals, and other hydrocarbon substances within or underlying said land as reserved in Deeds of Record. This transaction did not provide an escrow for taxes and insurance, as required by GL 2.6. These things make this loan outside of program guidelines.

02/08/2022: Finding Resolved. The seller provided an approved Exception Request dated XX/XX/XXXX with these compensating factors for

Property type allows livestock.
Factors:
Loan To Value 10% or more under requirement
Reserves 12+ months more than requirement (verified, purchase, 29 months after closing)
DSCR 1.25 or greater
													2.11.2022: Lender Exception Wavier Applied; Final Grade EV B	2.11.2022: Lender Exception Wavier Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114198	Credit	Credit	Resolved	Resolved	45ZL2G120IN-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.7.3, states that an operating agreement is required for an LLC. The operating agreement is missing from the loan file.	02/07/2022: Finding Resolved. XXXXXX XXXXXXX XXX XXXXX: "an operating agreement is optional." per seller and google "Does a XXXXXX XXXXXX XXX need an operating agreement."	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114202	Credit	Credit	Resolved	Resolved	Y4MMOEQZ0JI-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The hazard insurance does contain replacement coverage in a limited amount. The total of the coverage of $XXXXXX plus the stated replacement coverage limit of $XXXXX is $XXXXXX which does not equal the amount of the mortgage of $XXXXXX. Additional coverage is required.
												02/07/2022: Finding Cleared. Seller provided the RCE with Calculated Estimated Replacement Cost $XXXXXX. The coverage amount was $XXXXXX + $XXXXX Extra Replacement Cost.	02/07/2022: Finding Cleared.	02/07/2022: Finding Cleared.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Credit	Doc Issue	Resolved	Resolved	FF2FHCG5IWJ-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The loan file does not include a VOM.		1/18/2022: Cleared documentation provided.	1/18/2022: Cleared documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Credit	Doc Issue	Resolved	Resolved	FF2FHCG5IWJ-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file does not include proof of hazard insurance.		1/18/2022: Cleared documentation provided.	1/18/2022: Cleared documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Credit	Doc Issue	Resolved	Resolved	FF2FHCG5IWJ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file does not include a HUD.		1/18/2022: Cleared documentation provided.	1/18/2022: Cleared documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Credit	Doc Issue	Resolved	Resolved	FF2FHCG5IWJ-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The loan file does not include the initial or final 1003.		1/18/2022: Cleared documentation provided.	1/18/2022: Cleared documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Valuation	Doc Issue	Resolved	Resolved	FF2FHCG5IWJ-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file does not include a flood cert.		1/18/2022: Cleared documentation provided.	1/18/2022: Cleared documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Credit	Doc Issue	Resolved	Resolved	FF2FHCG5IWJ-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The loan file does not include a credit report.		1/18/2022: Cleared documentation provided.	1/18/2022: Cleared documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114203	Valuation	ValuationWaterfall	Resolved	Resolved	FF2FHCG5IWJ-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file does not contain a UCDP or desktop.		1/18/22 Finding resolved	1/18/22 Finding resolved	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114208	Credit	Doc Issue	Resolved	Resolved	KFWJQI4D0US-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing from the loan file.	The lender provided the fully executed Note and Mortgage	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114208	Credit	Doc Issue	Resolved	Resolved	KFWJQI4D0US-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Mortgage is missing from the loan file.	The lender provided the fully executed Note and Mortgage	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114210	Compliance	Compliance	Active	2: Acceptable with Warnings	V5TCBULGQ4M-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114212	Credit	Credit Worthiness	Resolved	Resolved	UXOT0S4TTBN-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Borrower is a first time homebuyer. Per guidelines, First time Homebuyers are not permitted under the NONI program.	02/07/2022: Finding Resolved. Seller provided RealQuest Professional PDR verifying borrower has owned their Primary Residence F&C since purchase XX/XX/XXXX. The borrower was not a FTHB.	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114213	Credit	Doc Issue	Resolved	Resolved	L4UDWOHZ2QK-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Mortgage is $XXXXXX and Title Insurance is $XXXXXX		01/10/2022: Cleared, documentation provided.	01/10/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114215	Credit	Credit	Resolved	Resolved	LIN32VT141C-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
Guideline 3.1 Hazard Insurance states that for investment property transactions, rent loss insurance for the subject is required and must equal at least 6 months of average monthly rents. Hazard insurance on page 274 shows loss of use ($XXXXX) and fair rental value ($XXXXX) for a total of $XXXXX. Per the appraisal on page 23, market rent is $XXXXX. Six months of the marker rent is $XXXXX.
												1/28/22 per The Lenders guidelines dated 10/25/21 rental loss coverage is no longer calculated using the rental amount, it is from the PITI 6 months PITI = $4,562.94 * 6 = $27,377.64	1/28/22 Finding resolved	1/28/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114215	Credit	Doc Issue	Resolved	Resolved	LIN32VT141C-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	Final signed HUD was not found within the loan file.	The lender provided fully executed HUD.	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114217	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	O30MQYWDH53-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)
All first-time investors must have a satisfactory consecutive 12-month mortgage history in the twelve months prior to loan application. Mortgage and rental payments not reflected on the credit report must be documented via a standard VOM, VOR or credit supplement. The loan file did not contain a VOM or VOR with minimum 12 months payment history.

03/08/2022: The Lender provided an approved Exception Request Form requesting: 5-month housing payment history exception, 7 months rated. Unable to obtain.
Compensating Factors: FICO 20 points or more above requirement, Minimal Consumer Debt
													03/28/2022: Finding Waiver Applied; Final Grade EV B	03/28/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114220	Credit	Property	Active	2: Acceptable with Warnings	HKFMAQTD1YH-ENY5D08E	FEMA Declaration - (Individual)	* FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection (Lvl 2)
Loan file did not contained evidence of inspection for subject property. The subject was checked on DisasterAssistance.gov XX/XX/XXXX were in a XXXX disaster area on XX/XX/XXXX and declared disaster XX/XX/XXXX. Original Appraisal date XX/XX/XXXX. Note date XX/XX/XXXX
															Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114220	Compliance	Compliance	Resolved	Resolved	HKFMAQTD1YH-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee $XXXX. A cost to cure in the amount of $XXXXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

2/16/22 The last LE XX/XX/XXXX reflects the appraisal fee at $XXXXXX the initial CD XX/XX/XXXX reflects the appraisal fee as $1,400 and continues thru the PCCD XX/XX/XXXX at $XXXXXX COC is not needed if the fee goes down
													2/16/22 Finding resolved	2/16/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114220	Valuation	Value	Active	2: Acceptable with Warnings	HKFMAQTD1YH-BG9BY1ON	Property listed for sale in past 12 months	* Property listed for sale in past 12 months (Lvl 2)
Per Appraiser. The subject was listed twice in the last 12-months. However, in both cases the property appears to have been grossly overpriced, leading to price reductions each time, and the eventual cancellation. The last price listed from XX/XX/XXXX - XX/XX/XXXX ($XXXXXXX) appears to be in a market range, but did not conclude in a closed sale.
												Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114222	Credit	Guidelines	Active	2: Acceptable with Warnings	PEJJXQBWQ0F-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)
According to the Matrix, first time home buyers are not eligible. 1003's in the loan file indicate that borrowers have not owned a property in the last 3 years and there are no mortgages on their credit reports.
													1/17/2022: Exception Received. Compensating factors noted are DSCR 1.25 or greater (2.113), required 1.0%, FICO 20 points or more above requirement (797, 799).	1/17/2022: Exception Received. Compensating factors noted are DSCR 1.25 or greater (2.113), required 1.0%, FICO 20 points or more above requirement (797, 799).	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114223	Credit	Property	Resolved	Resolved	BK5CIYFD2EN-ENY5D08E	FEMA Declaration - (Individual)	* FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection (Lvl R)	Loan file missing Disaster Inspection Exterior Report. The subject property was located in XXXXXXX XXXXXX, which was declared a XXXX disaster on XX/XX/XXXX. Note date XX/XX/XXXX.	2/21/22 The subject property is located in XXXXXXX XXXXXXX, XXXX XXXXXXXX on XX/XX/XXXX was in XXXXXXX XXXXXX	2/21/22 Finding resolved	2/21/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114228	Valuation	ValuationWaterfall	Resolved	Resolved	0EJWFK415BP-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
According to the guidelines effective 10/25/21: when only one full appraisal is required and the CU score ≥ 2.5, a XXXXX XXXXXXX CDA (or similar) supporting the appraised value within 10% is required.

If the CDA comes in ≥ 10% below the appraised value, then a field review ordered from a provider approved by theLender is required.

The CDA for this loan was 11.11% less than the appraised value and would require a field review.

There is no field review present in this file. This is outside of guidelines.
												The lender provided a Desk review.	02/07/2022: Finding Remains. 2/9/22 Finding remains 2.17.2022 finding resolved	02/07/2022: Finding Remains. 2/9/22 Finding remains 2.17.2022 finding resolved	Validated	Valuation data provided
XXXXXX	XXXXXX	XXXXXX	54920251114228	Valuation	ValuationWaterfall	Resolved	Resolved	0EJWFK415BP-ZXN2Y0V8	Orig.value not supported by Pre-Close Desk Review	* Pre-closing Desk Review does not support value at origination (Lvl R)
According to the guidelines effective 10/25/21: when only one full appraisal is required and the CU score ≥ 2.5, a XXXXX XXXXXXX CDA (or similar) supporting the appraised value within 10% is required.

If the CDA comes in ≥ 10% below the appraised value, then a field review ordered from a provider approved by theLender is required.

The CDA for this loan was 11.11% less than the appraised value and would require a field review.

There is no field review present in this file. This is outside of guidelines.
												The lender provided a Desk review.	02/07/2022: Finding Remains. 2/9/22 Finding remain 2.17.2022 finding resolved	02/07/2022: Finding Remains. 2/9/22 Finding remain 2.17.2022 finding resolved	Validated	Valuation data provided
XXXXXX	XXXXXX	XXXXXX	54920251114230	Valuation	ValuationWaterfall	Resolved	Resolved	Y4CZE5NI1HS-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines section 4.1 requires an ARR, CDA or XXXX CU risk score of 2.5 or better (less). The file is missing evidence of the CU score and did not include an ARR or CDA.	The lender provided the UCDP with a CU score of 1.0	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Compliance	Compliance	Active	2: Acceptable with Warnings	TN4HJHRXC1H-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)
This loan is now failing the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Credit	Guidelines	Active	2: Acceptable with Warnings	TN4HJHRXC1H-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Max NSF "instances" allowed is 3 in the last 12 months - Borrower had 27 NSF fees and at least 1 NSF fee in 9 of the last 12 months
3/14/2022: remains. received definition of NSF stating that the Returned checks that do not result in a negative balance are not considered NSFs.

4/4/2022: Received approved exception for number of NSF/Overdrafts exceeding guidelines. Compensating factors noted.

3/14/2022: remains. received definition of NSF stating that the Returned checks that do not result in a negative balance are not considered NSFs.

4/4/2022: Received approved exception for number of NSF/Overdrafts exceeding guidelines. Compensating factors noted.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Valuation	Property	Resolved	Resolved	TN4HJHRXC1H-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)
The appraisal was completed As-Is, but the pictures show what appears to be a recent repair on the wall in the Sitting area (pg 15) that has not been painted and one of the side views (pg 16) shows the entire exterior of the home needing repair.

3/4/2022: Resolved. Appraisal CU scores received showing 1.6 from FNMA, review of the original appraisal shows an as is value based on the current condition of the home. It is a C4 and it appears that a sliding door was removed and replaced with a window and is considered cosmetic by the appraiser. The comparables are also on acreage with adjustments for better condition and acreage.

3/4/2022: Resolved. Appraisal CU scores received showing 1.6 from FNMA, review of the original appraisal shows an as is value based on the current condition of the home. It is a C4 and it appears that a sliding door was removed and replaced with a window and is considered cosmetic by the appraiser. The comparables are also on acreage with adjustments for better condition and acreage.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Compliance	Compliance	Active	2: Acceptable with Warnings	TN4HJHRXC1H-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Valuation	ValuationWaterfall	Resolved	Resolved	TN4HJHRXC1H-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing the CU score and Desk Review to support the value	02-25-2022 Received FNMA SSR with a CU Score of 1.6.	2/24/2022: Remains. Recieved 1.6 CU score but not the Desk review 02/25/2022 Resolved	2/24/2022: Remains. Recieved 1.6 CU score but not the Desk review 02/25/2022 Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Compliance	Compliance	Resolved	Resolved	TN4HJHRXC1H-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Transfer Taxes on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXXXXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
													2/21/22: Cleared. Received shipping label, LOX, XX/XX/XXXX PCCD and copy of refund check.	2/21/22: Cleared. Received shipping label, LOX, XX/XX/XXXX PCCD and copy of refund check.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114233	Valuation	Value	Resolved	Resolved	TN4HJHRXC1H-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)
The appraisal does not support the value, and the CU score is missing. There is no desk review in the file. Comp 1 has adjustments of 39%/77.3% Net/Gross, Comp 2 Gross adjustment is 30.1%, Comp 3 adjustments are 41.9%/42.6%. 2 additional sales were also used as comps with and those adjustments are within normal standards, but the additional listings used have Gross adjustments of 43.3% and 43.6%. In addition, the appraisal was completed As-Is, but the pictures show what appears to be a recent repair on the wall in the Sitting area (pg 15) that has not been painted and one of the side views (pg 16) shows the entire exterior of the home needing repair. Visually, comp 5 is the only one that would be comparable to the subject property. At the very least there should be a desk review, if not a full 2nd appraisal to support this value of over $1 million.

Appraisal findings are inaccurate - Property- Condition C4: Minor deferred maintenance. Minor items of deferred maintenance are acceptable, provided the appraiser does not state that they represent a health and safety hazard. The Appraisers representation of report is supported by valid commentary. The Appraisal report has been re-audited to give supporting investor insight on Lender scope of review. A short synopsis is provided below to explain usage of sited Comps
The Comps provided echo a solid plethora of sales comparison, market acceptance, and adjustments. When there are no truly comparable sales for a particular property because of the uniqueness of the property or other conditions, the appraiser must select sales that represent the best indicators of value for the subject property and make adjustments to reflect the actions of typical purchasers in that market.
Sited Comp Finding: Erroneous: Please see Appraiser Commentary on pg. 10, comps were utilized and considered to be within the subject property market and given adjustments accordingly to support value. Findings regarding “Side of house, Patio”, Patio is open, and Sitting room paint”, home condition is minor deferred. Overall, the attached comps support market trend. Fannie Mae does not have specific limitations or guidelines associated with net or gross adjustments anymore. The number and/or amount of the dollar adjustments must not be the sole determinant in the acceptability of a comparable. Ideally, the best and most appropriate comparable would require no adjustment; however, this is rarely the case as typically no two properties or transaction details are identical. The appraiser’s adjustments reflect the market’s reaction.

03/01/2022: Remains. In order to attempt to meet the value, Comparable 5 is the most similar but too far to be considered a strong opinion of value, it exceeds a mile. (4.03 miles) Also it appears to be superior as it has a pool. Audit agrees net/gross are not the sole indicator of an acceptable comparable; However, in review of comps in details net and gross adjustment exceeds the net of 10% and the gross of 25% (as a basic standard not definitive guideline.) This is an indication that the comps provided are not comparable to the subject property. A desk review, or a full 2nd appraisal is needed to help assist and support the appraisals opinion of the value of $XXXXXXX. In addition, the appraiser did not provide a comment of the side view of the patio verifying there is no issue with the safety, structural soundness or structural integrity of the property.
3/4/2022: Resolved. Appraisal CU scores received showing 1.6 from FNMA, review of the original appraisal shows an as is value based on the current condition of the home. It is a C4 and it appears that a sliding door was removed and replaced with a window and is considered cosmetic by the appraiser. The comparables are also on acreage with adjustments for better condition and acreage.

03/01/2022: Remains. In order to attempt to meet the value, Comparable 5 is the most similar but too far to be considered a strong opinion of value, it exceeds a mile. (4.03 miles) Also it appears to be superior as it has a pool. Audit agrees net/gross are not the sole indicator of an acceptable comparable; However, in review of comps in details net and gross adjustment exceeds the net of 10% and the gross of 25% (as a basic standard not definitive guideline.) This is an indication that the comps provided are not comparable to the subject property. A desk review, or a full 2nd appraisal is needed to help assist and support the appraisals opinion of the value of $XXXXXXX. In addition, the appraiser did not provide a comment of the side view of the patio verifying there is no issue with the safety, structural soundness or structural integrity of the property.
3/4/2022: Resolved. Appraisal CU scores received showing 1.6 from FNMA, review of the original appraisal shows an as is value based on the current condition of the home. It is a C4 and it appears that a sliding door was removed and replaced with a window and is considered cosmetic by the appraiser. The comparables are also on acreage with adjustments for better condition and acreage.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114235	Credit	Credit	Resolved	Resolved	OEDT3GK3XOF-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	The HUD (Pg 119) documented the Borrower was required to bring $XXXX.XX to the closing. No assets documentation was in the file.	02/25/2022: The Lender provided the Certified True & Correct copy Final HUD-1 dated XX/XX/XXXX reflecting a net amount due borrower $XXX	02/25/2022: Finding Resolved.	02/25/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114235	Credit	Assets Insufficient	Resolved	Resolved	OEDT3GK3XOF-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The HUD (Pg 119) documented the Borrower was required to bring $XXXX.XX to the closing. No assets documentation was in the file.	02/25/2022: The Lender provided the Certified True & Correct copy Final HUD-1 dated XX/XX/XXXX reflecting a net amount due borrower $XXX	02/25/2022: Finding Resolved.	02/25/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114235	Credit	Credit	Resolved	Resolved	OEDT3GK3XOF-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	No assets documentation was in the file. The HUD (Pg 119) documented the Borrower was required to bring $XXXX.XX to the closing. No verified reserves were documented.	02/25/2022: The Lender provided the Certified True & Correct copy Final HUD-1 dated XX/XX/XXXX reflecting a net amount due borrower $XXX	02/25/2022: Finding Resolved.	02/25/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114235	Credit	Credit	Resolved	Resolved	OEDT3GK3XOF-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	No assets documentation was in the file. The HUD (Pg 119) documented the Borrower was required to bring $XXXX.XX to the closing. No verified reserves were documented.	02/25/2022: The Lender provided the Certified True & Correct copy Final HUD-1 dated XX/XX/XXXX reflecting a net amount due borrower $XXX	02/25/2022: Finding Resolved.	02/25/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114237	Credit	Credit Worthiness	Resolved	Resolved	DL40SIC3L42-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
												The client provided an exception form listing compensating factors for missing full 12 month mtg history.	3.14.2022 finding resolved	3.14.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114237	Valuation	Property	Active	2: Acceptable with Warnings	DL40SIC3L42-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl 2)
The guidelines, section 5.1 requires minimum property standards to include a gross living of XXX square feet. The appraisal, located on page 312 reflects the subject property total square footage is XXX.

03/08/2022: The Lender provided an approved Exception Request Form dated XX/XX/XXXX approving: Property < 600 sq ft
Compensating Factors: FICO 20 points or more above requirement, Reserves 12+ months more than requirement, DSCR 1.25 or greater
													03/08/2022: Exception Remains	03/08/2022: Exception Remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114238	Valuation	Property	Resolved	Resolved	2GAPQIQXHL3-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl R)
According to the guidelines effective XX/XX/XXXX, Section 5.1: Minimum property standards include, but may not be limited to: XXX sq. ft total gross living area.

The appraisal provided on page 4 shows the property contains XXX sqft of gross living area. The property is 93 sqft smaller than the required amount and is outside guidelines.
												Client provided approved exception form	2.16.2022 Client provided approved exception form with compensating factors. Exception resolved.	2.16.2022 Client provided approved exception form with compensating factors. Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114239	Credit	Doc Issue	Resolved	Resolved	CFYP2VAQ224-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The Final HUD is missing from the loan file.	The lender provided fully executed HUD.	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114243	Credit	Credit	Resolved	Resolved	PJ4KJCITGRP-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)
According to the Investor Cash Flow Matrix, a cash-out refinance loan must include 6 months of reserves. 6 months of the monthly PITIA payment totals to $9,140.88 while the total amount of reserves currently documented totals to $6,096.70. The amount of documented reserves is currently short by $3,044.18.

02/25/2022: Lender provided XX/XX/XXXX & XX/XX/XXXX Bank statements of the sole owner/Guarantor showing a balance of $XXXXX which was sufficient to cover the reserve shortage of $XXXXX. Also enclosed was the Operating Agreement to verify 100% ownership.

Reviewer: These Bank Statements were not provided in the original loan file.
													02/25/2022: Finding resolved	02/25/2022: Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114243	Credit	Credit	Resolved	Resolved	PJ4KJCITGRP-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)
According to the Investor Cash Flow Matrix, a cash-out refinance loan must include 6 months of reserves. 6 months of the monthly PITIA payment totals to $9,140.88 while the total amount of reserves currently documented totals to $XXXXXXX. The amount of documented reserves is currently short by $XXXXXX8.

02/25/2022: Lender provided XX/XX/XXXX & XX/XX/XXXX Bank statements of the sole owner/Guarantor showing a balance of $XXXXX which was sufficient to cover the reserve shortage of $XXXXX. Also enclosed was the Operating Agreement to verify 100% ownership.

Reviewer: These Bank Statements were not provided in the original loan file.
													02/25/2022: Finding resolved	02/25/2022: Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114248	Valuation	ValuationWaterfall	Resolved	Resolved	D0Y4M4DV0UC-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines section 4.4 when only one full appraisal is required and the CU score > 2.5 or there is no CU score. The file included does not have a CU score and there is no additional review to support the value.
												Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114251	Credit	Doc Issue	Resolved	Resolved	PBSLO1PXFVD-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The guidelines, section 12.8.7, states that the note is required to secure the loan and terms of repayment. The note is not found in the loan file.		01/11/2022: Cleared, documentation provided	01/11/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114251	Credit	Doc Issue	Resolved	Resolved	PBSLO1PXFVD-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The evidence of title reflects an insured amount less than the loan amount.		1/14/2022: Resolved	1/14/2022: Resolved	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114255	Credit	Credit	Resolved	Resolved	XEUDTXRMGQD-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The subject loan closed in the name of an XXX. The guidelines dated 1/3/2022 on page 19 and section 5.7.3 require a SS-4 form listing the XXX tax ID number. The SS-4 form listing the XXX tax ID number is missing from the loan file.
												The lender provided form SS-4 with EIN number.	3.18.2022 finding resolved	3.18.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114263	Credit	Doc Issue	Active	2: Acceptable with Warnings	DHTLAV5TOKU-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl 2)
Missing copy VOR/Lease agreement. Loan file contained business bank statements with images of checks in the amount of $XXXX.XX payable to "XXXXXX XXXXX XXXXXXXXXX". Per Lender Guidelines rental history is required for First Time Homebuyer. Must document a 12-month history during the last 36 months with 0x30.
													3/9/2022: Received exception for missing VOR with compensating factors	3/9/2022: Received exception for missing VOR with compensating factors	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114263	Valuation	ValuationWaterfall	Resolved	Resolved	DHTLAV5TOKU-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
Missing CDA or filed review to support value $XXX,XXX. The subject CU Score is 2.6. Per Lender Guidelines. One full appraisal is required for loan amount less than $XXX. If the CU score exceeds 2.5 an additional appraisal review are required. CDA with a variance less than 10% is required. If the variance between the CDA and the appraisal is greater than 10%, perform a field review.
												Received Desk Review	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114264	Credit	Credit Worthiness	Resolved	Resolved	OOO04U1EQOQ-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
												Client provided credit supplement showing 0x30.
2/14/22 Finding remains
2.16.2022 Client provided credit report supplement showing 4 months reporting. Next payment due XX/XX/XXXX 0x30. Mortgage statement is showing borrower is included. Not living rent fee. The subject property was owned free and clear prior to refinance. Exception resolved.

2/14/22 Finding remains
2.16.2022 Client provided credit report supplement showing 4 months reporting. Next payment due XX/XX/XXXX 0x30. Mortgage statement is showing borrower is included. Not living rent fee. The subject property was owned free and clear prior to refinance. Exception resolved.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114265	Credit	Guidelines	Resolved	Resolved	2ZWSNQAO31Z-4V5Q92RS	Credit	* Verification of Rent (Lvl R)	Loan file missing evidence of Verification of Rent and or lease agreement. However, the file contained Copies of 12 months canceled check made payable to a private landlord.		2/19/2022: Resolved. Received lease agreement.	2/19/2022: Resolved. Received lease agreement.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114265	Credit	Credit	Resolved	Resolved	2ZWSNQAO31Z-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Loan file missing the CU score.		2/19/2022: Resolved. Received FNMA UCDP. CU risk score is 1.6.	2/19/2022: Resolved. Received FNMA UCDP. CU risk score is 1.6.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114266	Credit	Credit	Resolved	Resolved	5L3501VNHCU-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines, section 5.7.3, states that a certificate of good standing is required for a XXX. The loan closed in the name of an XXX and the certificate of good standing is not found in the loan file.
												Client sent documentation XXX is active.	2.16.2022 Client provided documentation confirming LLC active. Exception resolved.	2.16.2022 Client provided documentation confirming LLC active. Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114266	Credit	Doc Issue	Resolved	Resolved	5L3501VNHCU-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage is required to be completed, the mortgage is missing from the loan file.	Client provided mortgage	2.16.2022 Client provided mortgage. Exception resolved.	2.16.2022 Client provided mortgage. Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114267	Compliance	Doc Issue	Resolved	Resolved	WTY5BOLTKYI-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXX. The defect can be cured by providing the true funding date.
												2/23/22: Received Title Closing Statement & XX/XX/XXXX PCCD	2/23/22: Cleared. Received Title Closing Statement & 1/4/22 PCCD. PCCD shows updated disbursement date of XX/XX/XXXX	2/23/22: Cleared. Received Title Closing Statement & 1/4/22 PCCD. PCCD shows updated disbursement date of XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114267	Compliance	Compliance	Active	2: Acceptable with Warnings	WTY5BOLTKYI-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The CD issued on XX/XX/XXXX is inaccurate. The CD shows a closing date of XX/XX/XXXX, Mortgae was signed and notarized on XX/XX/XXXX.				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114270	Credit	Doc Issue	Resolved	Resolved	ZYXBLRCU3WZ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The guidelines, section 12.8.4, states that a settlement statement is required to verify proceeds from the transaction. The HUD is missing from the loan file.		1/18/2022: Cleared, documentation provided.	1/18/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114272	Credit	Credit	Resolved	Resolved	KFIYUSVCGGR-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
Hazard insurance (p 190) does not include windstorm or hail coverage. Guideline 3.1.2 states: The Lender will not accept hazard insurance policies that limit or exclude coverage for windstorm, hurricanes, hail damages or any other hazard normally included under an extended coverage endorsement unless a separate policy or endorsement is obtained that provides adequate coverage. The policy does not provide this endorsement nor is there a separate policy to cover windstorm or hail coverage.
													01/10/2022: Cleared, documentation provided.	01/10/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114274	Credit	Credit	Resolved	Resolved	55LAFLMILY1-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)
The guidelines, section 14.3.1, states that the lease agreement or the market rent are used to calculated the DSCR. The DSCR could not be calculated because the property is vacant, with no lease agreement, per the appraisal and the 1007 market rent valuation is missing. DSCR of 0.00 is less than 1.0 required per guidelines.
												1/28/22 The Lender provided 1007 showing market rent as $XXXX making the DSCR score 1.02	1/28/22 Finding resolved	1/28/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114274	Valuation	Doc Issue	Resolved	Resolved	55LAFLMILY1-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)
The guidelines, section 14.3.1, states that the 1007 is required for the market rent. The 1007 is missing and needed to calculated the DSCR using the market rent as this property is vacant and there is no lease in place.
												1/28/22 The Lender provided 1007 showing market rent as $XXXX making the DSCR score 1.02	1/28/22 Finding resolved	1/28/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114275	Compliance	Disclosures	Resolved	Resolved	B2MGGBYLA12-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application
												2/23/22: Received Homeownership Counseling List (HOC)	2/23/22: Cleared. Received Homeownership Counseling List (HOC)	2/23/22: Cleared. Received Homeownership Counseling List (HOC)	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114279	Valuation	ValuationWaterfall	Resolved	Resolved	CZH4B4XYLS3-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guideline section 3.6 requires a traditional appraisal XXXX Collateral Underwriter (CU) scores are supported for Form 1004 only (SFR & PUD). A CU score less than or equal to 2.5 will not require a secondary valuation. The file included a CU score of 2.6. The file did not include a secondary review to support the value.
												1/20/22 The Lender provided 2nd full appraisal that supports the origianl appraisal value within 10%	1/20/22 Exception resolved	1/20/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114284	Credit	Doc Issue	Resolved	Resolved	Q4YHEXMY3YK-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
												2/7/22 The Lender provided 12 month VOR showing 0x30, 0x60 and 0x90 for 12 months	2/7/22 Finding resolved	2/7/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114286	Credit	Credit Worthiness	Resolved	Resolved	A1TDKSVVOL3-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history.
												Lender provided a credit supplement with the borrowers rental history paid satisfactory.	1/27/2022: Resolved	1/27/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114005	Credit	Doc Issue	Resolved	Resolved	V3TAA1AMLHC-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The note is missing from the loan file.	The lender provided the fully executed Note and Mortgage	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114005	Credit	Doc Issue	Resolved	Resolved	V3TAA1AMLHC-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage is missing from the loan file.	The lender provided the fully executed Note and Mortgage	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114005	Credit	Credit	Resolved	Resolved	V3TAA1AMLHC-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
												1/31/22 The borrower is not a first time investor, primary housing history is not required	1/31/22 Finding resolved	1/31/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114293	Compliance	Compliance	Active	2: Acceptable with Warnings	LXJI3JJHRQG-J2R9T18H	ComplianceEase Exceptions Test Failed #2	* ComplianceEase Exceptions Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114293	Compliance	Disclosures	Resolved	Resolved	LXJI3JJHRQG-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date
												1/21/22 The Lender provided final True and Certified settlement statement and PCCD showing the disbursement date as XX/XX/XXXX	1/21/22 Exception resolved	1/21/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114296	Credit	Credit	Resolved	Resolved	EUYCO4QNHPC-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
Guideline 3.1.2 Amount of coverage must be at least equal to 100% of the insurable value as determined by appraisal or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount (80% of the insurable value of the improvements). Total cost new from appraisal page 3 is $XXXXXX. Loan amount on note page 186 is $XXXXXX. Hazard Insurance on page 153 only shows replacement cost of $XXXXXX.
												02/04/2022: Finding Resolved. Seller Provided updated Hazard Insurance Certificate with sufficient coverage.	02/04/2022: Finding Resolved.	02/04/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114296	Valuation	ValuationWaterfall	Resolved	Resolved	EUYCO4QNHPC-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
Guideline 4.4 Additional Valuation Requirements state the when only one full appraisal is required and the CU score is greater than 2.5 or there is no CU score then a XXXXX XXXXXXX CDA (or similar) supporting the appraised value within 10% is required. No UCDP with CU score found in loan file.
												Client provided CU sore and desk review.	2.17.2022 Client provided SSA with CU score as well as a Desk review from XXXXX XXXXXXX supporting appraised value with a 0.0% variance. Exception resolved.	2.17.2022 Client provided SSA with CU score as well as a Desk review from XXXXX XXXXXXX supporting appraised value with a 0.0% variance. Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114298	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	DUYPEPHLXTS-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)
The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history

2/8/22 The Lender provided a Non-QHEM Exception Request Form for the lack of housing history, borrower has good comp factors 1) LTV 10% or more under requirement 2) FICO 20 points or more above requirement 3) Reserves 12+ months more than requirement 4) DSCR 1.25 or greater
													02/03/2022: Finding Resolved. 2/8/22 Finding downgraded to an EVB	02/03/2022: Finding Resolved. 2/8/22 Finding downgraded to an EVB	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114301	Credit	Income	Resolved	Resolved	TPX2LAOYMQ5-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	Missing CPA letter to evidence borrower has been self employed for minimum 2 years.		4/1/2022 QC resolved 2/25/2022. CPA Letter, dated XX/XX/XXXX, page 254, reflects borrower self-employed since XXXX.	4/1/2022 QC resolved 2/25/2022. CPA Letter, dated XX/XX/XXXX, page 254, reflects borrower self-employed since XXXX.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114302	Credit	Comp Factor	Active	2: Acceptable with Warnings	TDL5GERPVPC-90KLPU6G	Comp Factor: Low DTI	* Comp Factor: Low DTI (Lvl 2)
Originator monthly income $XXXXXX based on 12 months business bank statement not including the disallowed deposits. Auditor recalculated 12 months bank statement omitting the disallowed deposits and calculates using 6.2% expense ratio per CPA letter. Calculated average income $XXXXXX. Originator DTI 49.723%. Auditor DTI 50.823%. Per GLS 50% max DTI allowed.
													2/22/2022: exception received for DTI	2/22/2022: exception received for DTI	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114303	Compliance	Compliance	Resolved	Resolved	5LCNJWU03L5-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $XXXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												PCCD dated XX/XX/XXXX	1/21/2022 - Cleared. The PCCD resolved the tolerance violation.	1/21/2022 - Cleared. The PCCD resolved the tolerance violation.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114305	Credit	Insurance	Resolved	Resolved	FM5ZAYABAZD-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.616 shows coverage of $XXXXXX with 100% replacement cost. The loan amount is $XXXXXX.	1/27/22 In FL it is no longer acceptable to ask for a replacement cost indicator, HOI insurance does state 100% replacement cost	1/27/22 Finding resolved	1/27/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114305	Compliance	Compliance	Active	2: Acceptable with Warnings	FM5ZAYABAZD-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114307	Valuation	Doc Issue	Resolved	Resolved	BIKFRQJUT0G-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)
The appraisal reflects the subject is owner occupied and that must be corrected, per the final loan approval document in the file (pg. 392). Guideline 2.1 Program Overview indicates, "NONI has been crafted for borrowers seeking financing for non-owner or investment properties."
												03/04/2022: The Lender provided a corrected Appraisal reporting the property was Tenant Occupied.	03/07/2022: Resolved.	03/07/2022: Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114308	Credit	Doc Issue	Resolved	Resolved	HXPCSZFNQKS-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file is missing the final closing settlement statement for the subject property.	The lender provided full executed HUD.	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114319	Credit	Credit	Resolved	Resolved	KFUTRQIBQDJ-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
Guideline 3.1 Hazard Insurance states that rent loss insurance for the subject is required and must equal at least 6 months of average monthly rents. Appraisal page 16 shows market rent of $XXXX for a total of $XXXXX amount of coverage required. Hazard insurance on page 251 does not include rent loss insurance.
												The lender provided evidence of rent loss in the amount of $XXXXX	2/01/2022: Finding Resolved	2/01/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114007	Valuation	Value	Resolved	Resolved	5FOS0EJEV2B-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing secondary valuation required for securitization. No CU score reported on UCDP reports.		1/21/2022: Cleared, documentation provided.	1/21/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114007	Valuation	ValuationWaterfall	Resolved	Resolved	5FOS0EJEV2B-P672VUEJ	Full appraisal required. Form Type	* Full appraisal required. Form Type (Lvl R)
Per guidelines, A completed appraisal report with full interior/exterior appraisal is required on all loan transactions to assess the adequacy of the property as collateral for the mortgage requested. Form 2055 (Exterior Only) provided. Full appraisal required.
															Unvalidated	The report does not include explanatory notes detailing how the exception was resolved
XXXXXX	XXXXXX	XXXXXX	54920251114322	Credit	Credit	Active	2: Acceptable with Warnings	JEMOZ0UO04D-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl 2)	Missing $14,053.78 in reserves, borrower needs $XXXXXXX and has $XXXXXXX
3/3/2022: Remains. received same asset statement for EECU and the IRA
3/7/2022: Remains. Received exceptions for $6837.73 missing reserves when $$14,053.78 in reserves are missing
3/11/2022: Received exception for $14,053.78 missing reserves with compensating factors of credit score of727, high residual income and 35.6% DTI

3/3/2022: Remains. received same asset statement for EECU and the IRA
3/7/2022: Remains. Received exceptions for $6837.73 missing reserves when $$14,053.78 in reserves are missing
3/11/2022: Received exception for $14,053.78 missing reserves with compensating factors of credit score of727, high residual income and 35.6% DTI
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114324	Credit	Credit	Resolved	Resolved	5IE2CNSLPHX-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines dated 10.25.2021, page 44, section 14.3.1 for refinance transactions requires a lease agreement if the appraisal reflects the subject property is tenant occupied. The appraisal reflects the subject is tenant occupied with a monthly rent of $XXXX; however, the file did not include lease agreements.
												02/11/2021: Finding Resolved. The lender provided fully executed lease.	02/11/2022: Finding Resolved. The lender provided fully executed lease	02/11/2022: Finding Resolved. The lender provided fully executed lease	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114326	Credit	Eligibility	Resolved	Resolved	D1YZ30KNZHE-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Max LTV listed for 2nd home is 75%. Loan was approved with 80% LTV.
2/21/2022: Resolved. The exception received covers the LTV from 75- 80% for second home with the following compensating factors listed. Total debt 10% and under maximum of 50% - it is 9.034%, reserves 12+ more than required, 24 month bank statements for income calculation provided and long term employment of 8 years.

2/21/2022: Resolved. The exception received covers the LTV from 75- 80% for second home with the following compensating factors listed. Total debt 10% and under maximum of 50% - it is 9.034%, reserves 12+ more than required, 24 month bank statements for income calculation provided and long term employment of 8 years.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114326	Credit	Credit	Resolved	Resolved	D1YZ30KNZHE-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
Loan file missing evidence of (Monthly Escrow payment) Homeowners Insurance, HOA and Property taxes for investment property @ XXXX XXX XXXXXX XX XX XXXX XXXXXXX XX. Mortgage history from XXX XXXXXXX PFCU reflects only P&I payment.

2/22/2022: remains. Lender did not provide documents for this finding

03/03/2022: Remains. The Property Detail Report was provided showing Investment Property XXXX XXX XXXXXX XX XX Annual Taxes of $XXXX. XXXXXX showing property HOA dues of $360 monthly. XXX XXXXXXX XXXXXX XXXXXXXX XX XXX Loan #XXXX escrow amount of $XXX is the Primary Residence XXX X XXXX. Still missing the documentation of the mortgage payment with the escrow amount for property XXXX XXX XXXXXX XX XXX XXXXX XXX Acct #XXXX.

3/4/2022: Remains. Received the same documentation as stated above. The mortgage loan print out is for account #XXXX which is for the primary residence. Still need documentation of the mortgage payment with the escrow for XXXX XXX XXXXXX XX for XXX XXXXXXX XXXXXX XXX loan #XXXX.

3/9/2022: Remains. Received exception for missing escrow for the primary residence with deed and condo rider. DTI not verified with missing documentation

3/15/2022: Resolved. Received property taxes and HOA for XXXX XXX XXXXXX XX.

2/22/2022: remains. Lender did not provide documents for this finding

03/03/2022: Remains. The Property Detail Report was provided showing Investment Property XXXX XXX XXXXXX XX XX Annual Taxes of $XXXX. XXXXXX showing property HOA dues of $360 monthly. XXX XXXXXXX XXXXXX XXXXXXXX XX XXX Loan #XXXX escrow amount of $XXX is the Primary Residence XXX X XXXX. Still missing the documentation of the mortgage payment with the escrow amount for property XXXX XXX XXXXXX XX XXX XXXXX XXX Acct #XXXX.

3/4/2022: Remains. Received the same documentation as stated above. The mortgage loan print out is for account #XXXX which is for the primary residence. Still need documentation of the mortgage payment with the escrow for XXXX XXX XXXXXX XX for XXX XXXXXXX XXXXXX XXX loan #XXXX.

3/9/2022: Remains. Received exception for missing escrow for the primary residence with deed and condo rider. DTI not verified with missing documentation

3/15/2022: Resolved. Received property taxes and HOA for XXXX XXX XXXXXX XX.
															Validated	adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114326	Credit	Eligibility	Resolved	Resolved	D1YZ30KNZHE-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Max LTV listed for 2nd home is 75%. Loan was approved with 80% LTV.
2/21/2022: Resolved. The exception received covers the LTV from 75- 80% for second home with the following compensating factors listed. Total debt 10% and under maximum of 50% - it is 9.034%, reserves 12+ more than required, 24 month bank statements for income calculation provided and long term employment of 8 years.

2/21/2022: Resolved. The exception received covers the LTV from 75- 80% for second home with the following compensating factors listed. Total debt 10% and under maximum of 50% - it is 9.034%, reserves 12+ more than required, 24 month bank statements for income calculation provided and long term employment of 8 years.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114326	Credit	Doc Issue	Resolved	Resolved	D1YZ30KNZHE-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	Missing full PUD rider		02/15/2022: Resolved. The PUD rider has been provided for property XXXX X XXXXXXXXXX XXX dated XX/XX/XXXX	02/15/2022: Resolved. The PUD rider has been provided for property XXXX X XXXXXXXXXX XXX dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114329	Credit	Guidelines	Resolved	Resolved	DNBPDM5WTZG-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Per guidelines, if property is tenant occupied, copy of lease agreement is required. Appraisal shows that property is tenant occupied. Missing lease agreement from loan file	Client provided exception form
02/03/2022: Finding Resolved. The lender provided an Exception Request Form dated XX/XX/XXXX. The compensating factors listed on the form were 1) LTV 10% or more under requirement, 2) Long Term Homeownership >5 years, and 3) DSCR >1.25. Additionally, the origination was paying off the Bridge Loan after completion of reno.

02/03/2022: Finding Resolved. The lender provided an Exception Request Form dated XX/XX/XXXX. The compensating factors listed on the form were 1) LTV 10% or more under requirement, 2) Long Term Homeownership >5 years, and 3) DSCR >1.25. Additionally, the origination was paying off the Bridge Loan after completion of reno.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114330	Credit	Credit	Resolved	Resolved	UA4PHAAMLVP-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, section 3.1, requires rent loss insurance that is equal to 6 months of the average rent. The rent loss insurance included in the file is $XXXXX, but the average rent for 6 months is $XXXXX. Please provide an updated hazard insurance policy to include the correct rent loss coverage amount.

2/21/22 The Lender updated their guidelines, Rental loss coverage is now based on PITI, not rent.

P&I =$922.17
Taxes = $XXX
Insurance(including Flood) = $XXX
Monthly PITIA = $1,697.18

$XXXX.18 x 6 = $XXXXXXX, HOI rental loss coverage = $XXXXX
													2/18/22 Finding resolved 2/21/22 Finding resolved	2/18/22 Finding resolved 2/21/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114330	Credit	Credit	Resolved	Resolved	UA4PHAAMLVP-GBS1PN5O	Borrower(s) Flood Insurance Requirements (Fail)	* Borrower(s) Flood Insurance Requirements (Fail) (Lvl R)
The guidelines, section 3.2, states that flood insurance is required for a property that is located within any area designated by XXXX as a Special Flood Hazard Area. The flood insurance is missing from the file, please provide the flood insurance policy.
												2/21/22 Flood insurance was included on the Master Condo Policy on page 2	2/21/22 Finding resolved	2/21/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114332	Credit	Doc Issue	Active	2: Acceptable with Warnings	N1E4B1EAFXB-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl 2)
Missing Verification of Mortgage or Rental history. Loan Application indicates borrower First-time Homebuyer. Loan file did not contained Documentation to support a 12-month history during the last 36 months.
													2/25/2022: Resolved. Recieved exception approval for lack of housing payment history	2/25/2022: Resolved. Recieved exception approval for lack of housing payment history	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114332	Credit	Credit	Resolved	Resolved	N1E4B1EAFXB-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
Missing LOE for ownership for Property address XXXX X XXXX XX, XXXXXXXXXXX, AZ. Final 1003 section 5 Declarations indicates borrower had no ownership interest in another property in the last three years. First page of final 1003 and DL Indicates property is owned by borrower. Credit report indicates borrower has prior mortgage with XXXX XXXXX last reported as of XX/XXXX.
													2/25/2022: Resolved. Received Property detail report for Property address XXXX X XXXX XX XXXXXXXXXXX, AZ that shows ownership is not the borrower.	2/25/2022: Resolved. Received Property detail report for Property address XXXX X XXXX XX XXXXXXXXXXX, AZ that shows ownership is not the borrower.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114333	Credit	Doc Issue	Resolved	Resolved	235K3AATQC5-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final 1003 is missing from the loan file.		02/15/2022: Resolved. The final 1003 has been provided for subject property XXXX XXXXXXX XXX	02/15/2022: Resolved. The final 1003 has been provided for subject property XXXX XXXXXXX XXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114336	Credit	Credit	Resolved	Resolved	VPTJRKQ4BFI-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines, section 5.7.3, states that a certificate of good standing is required for a LLC. The certificate of good standing is missing from the loan file and the loan closed in the name of a LLC.
												02/21/2022: Finding Resolved. The Lender provided the Commonwealth of Pennsylvania Dept. of State Subsistence Certificate dated XX/XX/XXXX.	02/22/2022: Finding Resolved.	02/22/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114340	Credit	Credit	Resolved	Resolved	AGO5XZ4VRAA-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.7.3, states that a certificate of good standing is required for a LLC. The certificate of good standing is missing from the loan file.	3/1/22 The Lender provided a Cert of Good Standing	3/1/22 Finding resolved	3/1/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114345	Credit	Doc Issue	Resolved	Resolved	HA3U2R5D30D-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing verification of rental history which is required per guidelines.
3/4/22 In the original package on pages 426-476 transfer activity fromXX/XX/XXXX-XX/XX/XXXX showing $XXXX transfering(XXXXX) out of the borrower's XXX account #XXXX to XXXXXX XXXXXXXX, then bank statements from XX/XX/XXXX-XX/XX/XXXX showing transfers of $XXXX to XXXXXX XXXXXXXX
													3/4/22 Finding resolved	3/4/22 Finding resolved	Validated	The report does not include explanatory notes detailing how the exception was resolved. 10.08.2025 received loan file with transfer activity and bank statements showing 12 months paid to Carlos G.
XXXXXX	XXXXXX	XXXXXX	54920251114352	Credit	Title Issue	Resolved	Resolved	KSRQAZPFYNH-3MGROFI3	Title issue	* Title issue (Lvl R)	The Title Commitment reported the subject property was still vested in the Guarantor, individually, page 453. Provide the Final Title Policy for review.
We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													2.3.2022: Exception resolved.	2.3.2022: Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114352	Valuation	ValuationWaterfall	Resolved	Resolved	KSRQAZPFYNH-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM dated XX/XX/XXXX has variance of -29.167% - which does not support the appraisal value within 10%.
Received XXXXX XXXXXXX AVM within 7.04% tolerance - to support appraisal value. Confidence score is 82.30 - does not meet Fitch requirements. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													Finding Resolved. 03/22/2022: Finding Resolved	Finding Resolved. 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114352	Valuation	Value	Resolved	Resolved	KSRQAZPFYNH-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Post Close AVM Confidence Score 82.30 does not meet Fitch requirement of 90 or above. Desk Review ordered.	03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03-24-2022 Resolved 03/22/2022: Finding Resolved	03-24-2022 Resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114353	Valuation	ValuationWaterfall	Resolved	Resolved	1YL0L5HW4OI-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/04/2022: Finding Remains 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114353	Valuation	Value	Resolved	Resolved	1YL0L5HW4OI-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM in file with a -17.89% variance from appraised value. Additional valuation product required to support appraisal within 10%.	Received XXXXX XXXXXXX Desk Review to support appraisal value within 10% XX/XX/XXXX: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved 02/04/2022: Finding Remains 03/22/2022: Finding Resolved	03/22/2022: Finding Resolved 02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114354	Valuation	Value	Resolved	Resolved	YIX4RBC1SCA-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)
Appraised value of $XXXXXX not supported. Pre-Fund AVM returned a value of $XXXXXX which resulted in a -16.00% variance. Post-fund ARR returned a value of $XXXXXX resulting in a -25.71% variance. Value still not supported.
												12-10-2021 Post fund BPO returned a value that supports origination value.	11-30-2021 Finding remains 12-10-2021 Exception resolved.	11-30-2021 Finding remains 12-10-2021 Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114355	Valuation	ValuationWaterfall	Resolved	Resolved	BFIZ0PWMKLD-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/04/2022: Finding Remains 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114355	Valuation	ValuationWaterfall	Resolved	Resolved	BFIZ0PWMKLD-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114009	Valuation	ValuationWaterfall	Resolved	Resolved	YCYC2J342O4-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	02/04/2022: Finding Remains
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114009	Valuation	ValuationWaterfall	Resolved	Resolved	YCYC2J342O4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The AVM reflected a value of $XXXXXX. The appraised value is $XXXXXX. The file did not include a desk review to support the appraised value.
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114009	Valuation	ValuationWaterfall	Resolved	Resolved	YCYC2J342O4-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114010	Credit	Credit	Resolved	Resolved	KUDZBSL2ZLG-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per guidelines, page 5, a secondary valuation is required for loan amounts greater than or equal to $XXXXXX. Secondary valuation is missing from the loan file.	3/24/2022 Post fund Desk Review supports value.	3/24/2022 Exception resolved.	3/24/2022 Exception resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114010	Valuation	ValuationWaterfall	Resolved	Resolved	KUDZBSL2ZLG-P672VUEJ	Full appraisal required. Form Type	* Full appraisal required. Form Type (Lvl R)
Per guidelines hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser
● iValueNet55 with rent addendum. No issue. Loan file contains a ValueNet 55.
												Received Desk Review	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114356	Valuation	ValuationWaterfall	Resolved	Resolved	CNI3O2BXS4N-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114011	Valuation	ValuationWaterfall	Resolved	Resolved	PWNWAKHZVGN-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXX does not support appraised value of $XXXXXX (variance is 20.588%). Please provide update to support value.
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/04/2022: Finding Remains 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114011	Valuation	Value	Resolved	Resolved	PWNWAKHZVGN-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM in file with variance of -20.588%. Desk review or field review required.	03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received XXXXX XXXXXXXl Desk Review to support appraisal value within 10%	02/04/2022: Finding Remains 03/24/2022 resolved 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/24/2022 resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114011	Valuation	ValuationWaterfall	Resolved	Resolved	PWNWAKHZVGN-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXl Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114012	Valuation	ValuationWaterfall	Resolved	Resolved	JFVO0NVKGC3-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/04/2022: Finding Remains 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114012	Valuation	Value	Resolved	Resolved	JFVO0NVKGC3-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM in file with -17.757% variance, which exceeds guideline maximum of -10%. Field or desk review required.	03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	02/04/2022: Finding Remains 03/24/2022 resolved 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/24/2022 resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114012	Valuation	ValuationWaterfall	Resolved	Resolved	JFVO0NVKGC3-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114358	Credit	Doc Issue	Resolved	Resolved	IHXWHDINDO3-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title coverage of $XXXXX is less than the note amount of $XXXXX
We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!
													2.4.2022 Exception resolved	2.4.2022 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114358	Valuation	ValuationWaterfall	Resolved	Resolved	IHXWHDINDO3-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM of $XXXXX is greater than 10% variance of appraised value amount of $XXXXXX. Desktop or field review is required.
02/07/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXXDesk Review to support appraisal value within 10%
													02/07/2022: Finding Remains 03/22/2022: Finding Resolved	02/07/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114358	Credit	Guidelines	Resolved	Resolved	IHXWHDINDO3-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Missing signed lease agreement required for occupied properties per guidelines.		4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114358	Valuation	Value	Resolved	Resolved	IHXWHDINDO3-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM of $XXXXX is greater than 10% variance of appraised value amount of $XXXXXX. Desktop or field review is required.	03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	02/07/2022: Finding Remains 03/24/2022 Resolved 03/22/2022: Finding Resolved	02/07/2022: Finding Remains 03/24/2022 Resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114359	Valuation	ValuationWaterfall	Resolved	Resolved	RI3SKFMCOMY-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM available in file Pg# 39 doesn't support the Appraisal value. Need updated AVM with the supported value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114359	Credit	Insurance	Resolved	Resolved	RI3SKFMCOMY-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	HOI beneficiary reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX XXXXX. Per guidelines, section 4.3, beneficiary must reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.15.2022: Finding Resolved	2.15.2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114359	Credit	Doc Issue	Resolved	Resolved	RI3SKFMCOMY-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX. Please provide updated title.
We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!
													2.4.2022 Exception resolved	2.4.2022 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114359	Valuation	ValuationWaterfall	Resolved	Resolved	RI3SKFMCOMY-7AQ27IAZ	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition. Comments from other Value findings on loan used to validate.
XXXXXX	XXXXXX	XXXXXX	54920251114359	Valuation	ValuationWaterfall	Resolved	Resolved	RI3SKFMCOMY-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXl Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114013	Valuation	ValuationWaterfall	Resolved	Resolved	GRSYCCMDFJR-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%
													02/04/2022: Finding Remains 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114013	Valuation	Value	Resolved	Resolved	GRSYCCMDFJR-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Appraised value $XXXXXX is not supported within 10% of the AVM value $XXXXXX. The variance is -15.672%. Field or desk review required.	03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	02/04/2022: Finding Remains 03-24-2022 resolved 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03-24-2022 resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114013	Valuation	ValuationWaterfall	Resolved	Resolved	GRSYCCMDFJR-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXl Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114361	Valuation	ValuationWaterfall	Resolved	Resolved	VJVQ2OT11P5-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXXl Desk Review to support appraisal value within 10%
													02/04/2022: Finding Remains 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114361	Credit	Guidelines	Resolved	Resolved	VJVQ2OT11P5-VNE38QI3	Mortgage/Rental lates exceed guidelines	* Mortgage/Rental lates exceed guidelines (Lvl R)
The loan file is missing a full 12 month payment history for the subject property to verify >1x30 past 12 months. Provide the months from XX/XXXX and prior equaling the 5 additional months not reviewed on pages 357 & 260.
												The lender responded a full payment history is not required.	3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114361	Valuation	Value	Resolved	Resolved	VJVQ2OT11P5-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)
The Appraisal Value $XXXXXX, page 403, was used for qualifying LTV of 65%. The AVM valued the subject at $XXXXXX, page 1, 12% below appraised value. Although the Secondary AVM value was not required for loan amounts <$XXXXXX, it was is included in the loan file. Missing Third Party Valuation Product to support the appraised value within 10% variance.
												03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	02/04/2022: Finding Remains 03-24-2022 resolved 03/22/2022: Finding Resolved	02/04/2022: Finding Remains 03-24-2022 resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114014	Valuation	ValuationWaterfall	Resolved	Resolved	LJLEERTT3Q2-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114014	Credit	Doc Issue	Resolved	Resolved	LJLEERTT3Q2-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The insured amount is less than the loan amount.
We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!
													2.4.2022 Exception resolved	2.4.2022 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114014	Valuation	ValuationWaterfall	Resolved	Resolved	LJLEERTT3Q2-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	AVM is not required	3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114014	Valuation	ValuationWaterfall	Resolved	Resolved	LJLEERTT3Q2-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114362	Valuation	ValuationWaterfall	Resolved	Resolved	BGQUWLXSZH1-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The May 2021 Guidelines, section 3.6, page 6 require a secondary valuation which may be an AVM, Desktop Review, or Field Review, with a supporting value as defined in the table below. AVMs must have a forecast standard deviation (FSD) of <=0.10 to be valid. The subject property appraised for $XXXXXX. The AVM on page 307 reflects a value of $XXXXXX which is 21.852% less than the appraised value.
												3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114362	Valuation	ValuationWaterfall	Resolved	Resolved	BGQUWLXSZH1-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The May 2021 Guidelines, section 3.6, page 6 require a secondary valuation which may be an AVM, Desktop Review, or Field Review, with a supporting value as defined in the table below. AVMs must have a forecast standard deviation (FSD) of <=0.10 to be valid. The subject property appraised for $XXXXXX. The AVM on page 307 reflects a value of $XXXXXX which is 21.852% less than the appraised value.
												3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114362	Valuation	ValuationWaterfall	Resolved	Resolved	BGQUWLXSZH1-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114363	Valuation	ValuationWaterfall	Resolved	Resolved	ERMKXFIX315-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/04/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received Post Close AVM within 10% tolerance but Confidence score below 90
													02/04/2022: Finding Remains 03/22/2022: Finding Remains	02/04/2022: Finding Remains 03/22/2022: Finding Remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114365	Valuation	ValuationWaterfall	Resolved	Resolved	OA41P1EZ12A-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXX.
												3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114365	Valuation	ValuationWaterfall	Resolved	Resolved	OA41P1EZ12A-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114366	Credit	Insurance	Resolved	Resolved	AFVGCOEGZPB-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Hazard insurance has wrong mortgagee clause. It should be LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.15.2022: Finding Resolved	2.15.2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114366	Valuation	Value	Resolved	Resolved	AFVGCOEGZPB-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Second valuation not provided. Per guideline, section 3.6, a secondary valuation product is required for loan amounts greater than or equal to $XXXXXX. Please provide second valuation.	03-24-2022 Post Fund valuation supports origination value. 3/22/2022: Received Post Close AVM within 10% tolerance	03-24-2022 Resolved 03/22/2022: Finding Resolved	03-24-2022 Resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114367	Valuation	Doc Issue	Resolved	Resolved	L5KJNTSZFXC-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)
The original appraisal including the rent addendum is missing from the loan file, the invoice for the original appraisal is found on page 65 showing it was ordered and paid for on 9/9/21 but the completed appraisal is not found.
												The lender provided appraisal.	3.17.2022 finding resolved	3.17.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114367	Valuation	Doc Issue	Resolved	Resolved	L5KJNTSZFXC-4M12HOPC	Appraisal not dated	* Appraisal not dated (Lvl R)
The original appraisal including the rent addendum is missing from the loan file, the invoice for the original appraisal is found on page 65 showing it was ordered and paid for on XX/XX/XXXX but the completed appraisal is not found.
												The lender provided the appraisal.	3.17.2022 finding resolved	3.17.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114367	Valuation	Doc Issue	Resolved	Resolved	L5KJNTSZFXC-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Appraisal is missing the market rent. DSCR unable to be calculated.	04-13-2022 Received pre-close appraisal. DSCR calculated. Used Market Rent for DSCR calculation.	04-13-2022 Resolved	04-13-2022 Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114368	Valuation	ValuationWaterfall	Resolved	Resolved	BV5E2G2PU4S-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 22.51%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114368	Valuation	ValuationWaterfall	Resolved	Resolved	BV5E2G2PU4S-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114369	Credit	Credit Worthiness	Resolved	Resolved	PXKFK1XDSGB-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Loan file does not contain mortgage history on subject property, property acquired XX/XX/XXXX.	The lender replied that a full payment history is not required.	3.4.2022 Exception resolved	3.4.2022 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114369	Valuation	ValuationWaterfall	Resolved	Resolved	PXKFK1XDSGB-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114370	Credit	Insurance	Resolved	Resolved	VTTXH2MAOCN-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
The Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXXX XXXXXXX XXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer	2.25.2022 Finding resolved	2.25.2022 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114370	Valuation	ValuationWaterfall	Resolved	Resolved	VTTXH2MAOCN-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The IVN55 with rent addendum valued the subject property at $XXXXXX. The secondary valuation, an AVM, valued the subject property at $XXXXX. Per guideline 3.6, valuation, provides that if the AVM is lower than the appraised value by more than a 10% variance, the AVM value is used. Based on the $XXXXX loan and $XXXXX valuation, the LTV/CLTV is 160%.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114370	Valuation	ValuationWaterfall	Resolved	Resolved	VTTXH2MAOCN-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114371	Credit	Doc Issue	Resolved	Resolved	DTVY30U5URX-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Preliminary title work proposed insufficient mortgagee insurance amount of $XXXXXX, page 370. The Note and Deed of Trust amount was $XXXXXX. Provide the Final Title Policy for review.	The lender provided the title	2/02/2022: Finding resolved.	2/02/2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114371	Valuation	ValuationWaterfall	Resolved	Resolved	DTVY30U5URX-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The XXXXXXXXXXX XXXXXXXXX AVM, page 90, valued the property at $XXXXXX, which was not within 10% tolerance of the Appraisal value of $XXXXXX required under guidelines Section 4.4 requirements. Missing Third Party Appraisal Product to verify the Appraisal value within 10% tolerance.

02/03/2022: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/03/2022: Finding Remains 03/22/2022: Finding Resolved	02/03/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114371	Valuation	ValuationWaterfall	Resolved	Resolved	DTVY30U5URX-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114372	Valuation	ValuationWaterfall	Resolved	Resolved	EWZJSMR4WZP-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 14.61%). Please provide update to support value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114372	Valuation	ValuationWaterfall	Resolved	Resolved	EWZJSMR4WZP-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114373	Valuation	ValuationWaterfall	Resolved	Resolved	ZOE3FYF2IKD-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 15.429%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114373	Credit	Insurance	Resolved	Resolved	ZOE3FYF2IKD-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
HOI reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as Beneficiary. Per Guidelines, Section 4.3, Beneficiary should Reflect Lending Home and ISAOA. HOI Premium amount is missing on it, Need a Updated HOI statement with Premium and Beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114373	Valuation	ValuationWaterfall	Resolved	Resolved	ZOE3FYF2IKD-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114374	Credit	Insurance	Resolved	Resolved	QCQX1BJTE1W-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114374	Valuation	ValuationWaterfall	Resolved	Resolved	QCQX1BJTE1W-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The AVM available in file on Pg#93; however, it does not support the Appraisal value. The present AVM value is $XXXXXX and the Appraised Value is $XXXXXX, hence the variance is -13.60%. Please provide updated AVM with the supported appraised value.

02/07/2021: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/07/2022: Finding Remains 03/22/2022: Finding Resolved	02/07/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114374	Valuation	ValuationWaterfall	Resolved	Resolved	QCQX1BJTE1W-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114015	Credit	Insurance	Resolved	Resolved	OVT1OXGJYBB-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner’s insurance policy reflects XXXXX XXXXX XXXXXXXX XXXXXXXXX ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114015	Valuation	ValuationWaterfall	Resolved	Resolved	OVT1OXGJYBB-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114375	Credit	Insurance	Resolved	Resolved	OVTWLWBDDQ1-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Home owner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114375	Credit	Doc Issue	Resolved	Resolved	OVTWLWBDDQ1-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Amount of title insurance $XXXXXX is less than mortgage loan amount $XXXXXX. Need updated Title Insurance Policy.
The lender rebutted: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.17.2022: Finding Waiver Applied; Final Grade EV B	3.17.2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114375	Valuation	ValuationWaterfall	Resolved	Resolved	OVTWLWBDDQ1-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 43.92%). Please provide update to support value.	3/22/2022: Received Post Close AVM to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114376	Valuation	ValuationWaterfall	Resolved	Resolved	Z5T1NEBLCL4-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The AVM on file, page 140, does not support the appraisal value. The appraisal reflects a value of $XXXXX and the AVM reflects a value of $XXXXX a 21.277% difference. The file did not include a CU score. Please provide additional documentation to support the value of $XXXXX.

02/03/2022: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXXX Desk Review to support appraisal value within 10%
													02/03/2022: Finding Remains 03/22/2022: Finding Resolved	02/03/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114376	Valuation	ValuationWaterfall	Resolved	Resolved	Z5T1NEBLCL4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file contains a full appraisal, form 1004 for a single property and a 1007 form for rent schedule as required by the applicable guidelines on section 3.6. No issue.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114376	Valuation	ValuationWaterfall	Resolved	Resolved	Z5T1NEBLCL4-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114377	Valuation	Doc Issue	Resolved	Resolved	HRM0GHM0PVJ-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	Appraisal Report is missing in the file.	02/23/2022: Finding Resolved. The lender provided the full Form 1004 appraisal with Form 1007.	02/23/2022: Finding Resolved.	02/23/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114377	Valuation	Doc Issue	Resolved	Resolved	HRM0GHM0PVJ-4M12HOPC	Appraisal not dated	* Appraisal not dated (Lvl R)	Appraisal Report is missing in the file.	02/23/2022: Finding Resolved. The lender provided the full Form 1004 appraisal with Form 1007.	02/23/2022: Finding Resolved.	02/23/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114377	Credit	Insurance	Resolved	Resolved	HRM0GHM0PVJ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Home owner's insurance policy reflects XXXXX XXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114377	Valuation	ValuationWaterfall	Resolved	Resolved	HRM0GHM0PVJ-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
02/23/2022: New Finding. The lender provided the full Form 1004 appraisal with Form 1007. Upon review of original stipulation: The Appraised Value $XXXXXX (Conditions Folder) was not supported by the XXXXXXXXXX XXXXXXXXXX AVM Value $XXXXX (pg. 26) within 10% tolerance. Missing Third Party Appraisal Product verifying the Appraisal Value within 10% tolerance.
												The lender provided a full 1004 with 1007. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
3.1.2022 The lender provided a full 1004 with 1007 dated XX/XX/XXXX with a value of $XXXXXX. The AVM provided in the original file is dated XX/XX/XXXX and provides an estimated value of $XXXXX with a confidence score of 0.23. The guidelines 3.6 on page 5-6 states if a traditional appraisal is provided a CU score less than or equal to 2.5 is required. No CU score was provided. 03/22/2022: Finding Resolved

3.1.2022 The lender provided a full 1004 with 1007 dated XX/XX/XXXX with a value of $XXXXXX. The AVM provided in the original file is dated XX/XX/XXXX and provides an estimated value of $XXXXX with a confidence score of 0.23. The guidelines 3.6 on page 5-6 states if a traditional appraisal is provided a CU score less than or equal to 2.5 is required. No CU score was provided. 03/22/2022: Finding Resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114377	Credit	Credit	Resolved	Resolved	HRM0GHM0PVJ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Required form 1007( SFR Comparable Rent Schedule) to document the market rent of the property.	02/23/2022: Finding Resolved. The lender provided the full appraisal with form 1007.	02/23/2022: Finding Resolved.	02/23/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114377	Valuation	ValuationWaterfall	Resolved	Resolved	HRM0GHM0PVJ-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
02/23/2022: New Finding. The lender provided the full Form 1004 appraisal with Form 1007. Upon review of original stipulation: The Appraised Value $XXXXXX (Conditions Folder) was not supported by the XXXXXXXXXX XXXXXXXXX AVM Value $XXXXX (pg. 26) within 10% tolerance. Missing Third Party Appraisal Product verifying the Appraisal Value within 10% tolerance.
												The lender provided a full 1004 with 1007. 3/22/2022: Received XXXXX XXXXXXXl Desk Review to support appraisal value within 10%
3.1.2022 The lender provided a full 1004 with 1007 dated XX/XX/XXXX with a value of $XXXXXXX. The AVM provided in the original file is dated XX/XX/XXXX and provides an estimated value of $XXXXXX with a confidence score of 0.23. The guidelines 3.6 on page 5-6 states if a tradiditonal appraisal is provided a CU score less than or equal to 2.5 is required. No CU score was provided. 03/22/2022: Finding Resolved

3.1.2022 The lender provided a full 1004 with 1007 dated XX/XX/XXXX with a value of $XXXXXXX. The AVM provided in the original file is dated XX/XX/XXXX and provides an estimated value of $XXXXXX with a confidence score of 0.23. The guidelines 3.6 on page 5-6 states if a tradiditonal appraisal is provided a CU score less than or equal to 2.5 is required. No CU score was provided. 03/22/2022: Finding Resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114378	Credit	Insurance	Resolved	Resolved	NUUJQ1HXXW5-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Home owner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXXATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114378	Valuation	ValuationWaterfall	Resolved	Resolved	NUUJQ1HXXW5-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 21.53%). Please provide update to support value..	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114379	Valuation	ValuationWaterfall	Resolved	Resolved	1VB3BKJ35N2-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The subject property appraised for $XXXXXX on XX/XX/XXXX. The guidelines on page 6 require a secondary valuation which may be an AVM, Desktop Review, or Field Review, with a supporting value as defined in the table below. AVMs must have a forecast standard deviation (FSD) of <=0.10 to be valid. AVMs with FSD >0.10 require a Desktop or Field Review. The AVM dated XX/XX/XXXX on page 109 of the loan file reflects a $XXXXXX value which is 30.769% less than the appraised value. The AVM did not support the appraised value of the subject property.

02/03/2022: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/03/2022: Finding Remains 03/22/2022: Finding Resolved	02/03/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114379	Valuation	ValuationWaterfall	Resolved	Resolved	1VB3BKJ35N2-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The subject property appraised for $XXXXXX on XX/XX/XXXX. The guidelines on page 6 require a secondary valuation which may be an AVM, Desktop Review, or Field Review, with a supporting value as defined in the table below. AVMs must have a forecast standard deviation (FSD) of <=0.10 to be valid. AVMs with FSD >0.10 require a Desktop or Field Review. The AVM dated XX/XX/XXXX on page 109 of the loan file reflects a $XXXXXX value which is 30.769% less than the appraised value. The AVM did not support the appraised value of the subject property.

02/03/2022: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%
													02/07/2022: Finding Remains 03/22/2022: Finding Resolved	02/07/2022: Finding Remains 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114379	Valuation	ValuationWaterfall	Resolved	Resolved	1VB3BKJ35N2-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114380	Credit	Doc Issue	Resolved	Resolved	M3TWFDGRJUV-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX0, which is less than the loan amount of $XXXXXX.	02/23/2022: Finding Resolved. The Lender provided the final HUD-1 with Title Charge for Title-Lender’s Policy for $XXXXXX paid at closing.	02/23/2022: Finding Resolved.	02/23/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114380	Credit	Doc Issue	Resolved	Resolved	M3TWFDGRJUV-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	Final HUD was not executed by borrower.	02/23/2022: Finding Resolved. The Lender provided the closing agent’s stamped Certified True and Correct Copy Final HUD-1	02/23/2022: Finding Resolved.	02/23/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114381	Valuation	ValuationWaterfall	Resolved	Resolved	SS3V4B4GRSI-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114382	Credit	Credit	Resolved	Resolved	CO5BWPWBVXC-55CO978W	Credit report >4 months old at closing	* Credit report >4 months old at closing (Lvl R)
The guidelines, section 1.7 Document Validity allows the credit report to be dated 180 days from date of borrower approval by the underwriter. The loan file did not include a copy of the loan approval. The credit report is dated XX/XX/XXXX, the loan closed on XX/XX/XXXX which is 189 days at time of closing.
												The lender provided an updated credit report dated XX/XX/XXXX	3.8.2022 finding resolved.	3.8.2022 finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114382	Valuation	ValuationWaterfall	Resolved	Resolved	CO5BWPWBVXC-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance the 2nd valuation is used for the LTV. The appraisal in loan file states the value at $XXXX and the AVM in file states the value at $XXXX. The loan closed using the LTV of the higher value. The file does not contain any other value to support.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114382	Valuation	ValuationWaterfall	Resolved	Resolved	CO5BWPWBVXC-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Appraisal provided in original file dated XX/XX/XXXX has a value of $XXXXXX. Post origination AVM dated XX/XX/XXXX discloses a value of $XXXXXX. There is a 21.296% variance.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114383	Credit	Doc Issue	Resolved	Resolved	2SWKQWRQZ4U-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insurance amount of $XXXXXX, which is less than the loan amount of $XXXXXX.
We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.7.2022 finding resolved	3.7.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114383	Valuation	ValuationWaterfall	Resolved	Resolved	2SWKQWRQZ4U-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114383	Valuation	ValuationWaterfall	Resolved	Resolved	2SWKQWRQZ4U-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Appraisal dated XX/XX/XXXX included with original file shows value as $XXXXXX. Post origination valuation dated XX/XX/XXXX discloses a value of $XXXXXX. This is a variance of 34.627%.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114384	Credit	Insurance	Resolved	Resolved	WMQNCXI2NCT-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114384	Valuation	ValuationWaterfall	Resolved	Resolved	WMQNCXI2NCT-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXX does not support appraised value of $XXXXXX (variance is 30.35%). Please provide update to support value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114385	Credit	Insurance	Resolved	Resolved	S1LTTOTWZW2-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	HOI reflects XXXXXXXXXX XXXXXXXX XXXXXXX ATIMA as Beneficiary. Per Guidelines, Section 4.3, Beneficiary should Reflect Lending Home and ISAOA.	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114386	Credit	Eligibility	Resolved	Resolved	XB1XXGZTNAM-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	LTV of 80.425% exceeds maximum of 80% permitted per guidelines. Lower AVM Value used for LTV calculations as indicated per guidelines.	Post origination valuation $XXXXXX supports original appraised value.	3.17.2022 Finding resolved	3.17.2022 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114386	Credit	Insurance	Resolved	Resolved	XB1XXGZTNAM-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114386	Credit	Eligibility	Resolved	Resolved	XB1XXGZTNAM-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	LTV of 80.425% exceeds maximum of 80% permitted per guidelines. Lower AVM Value used for LTV calculations as indicated per guidelines.	Post origination valuation $XXXXXX supports original appraised value.	3.17.2022: Finding resolved.	3.17.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114386	Credit	Credit	Resolved	Resolved	XB1XXGZTNAM-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	LTV of 80.425% exceeds maximum of 80% permitted per guidelines. Lower AVM Value used for LTV calculations as indicated per guidelines.	Post origination valuation $XXXXXX supports original appraised value.	3.17.2022: Finding resolved	3.17.2022: Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114386	Valuation	ValuationWaterfall	Resolved	Resolved	XB1XXGZTNAM-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM with value of $XXXXXX is -12.963% variance from the appraised value of $XXXXXX. Value not supported.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114387	Credit	Insurance	Resolved	Resolved	DUZKIEXFZ25-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner’s insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114387	Valuation	ValuationWaterfall	Resolved	Resolved	DUZKIEXFZ25-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114387	Valuation	ValuationWaterfall	Resolved	Resolved	DUZKIEXFZ25-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114388	Credit	Insurance	Resolved	Resolved	RNFKKC0IEO5-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114388	Valuation	ValuationWaterfall	Resolved	Resolved	RNFKKC0IEO5-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 40.455%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114388	Valuation	ValuationWaterfall	Resolved	Resolved	RNFKKC0IEO5-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114389	Credit	Insurance	Resolved	Resolved	L1KRLSYIX3G-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114389	Valuation	ValuationWaterfall	Resolved	Resolved	L1KRLSYIX3G-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 37.98%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114389	Valuation	ValuationWaterfall	Resolved	Resolved	L1KRLSYIX3G-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114391	Valuation	ValuationWaterfall	Resolved	Resolved	4YLT40OKMOZ-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 54.76%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114391	Valuation	ValuationWaterfall	Resolved	Resolved	4YLT40OKMOZ-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Missing Third Party Valuation to support the appraisal within 10% variance.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114392	Valuation	ValuationWaterfall	Resolved	Resolved	POIER5S0GCG-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114392	Valuation	ValuationWaterfall	Resolved	Resolved	POIER5S0GCG-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114016	Valuation	ValuationWaterfall	Resolved	Resolved	XVV1JAQZ4WI-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 20%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114016	Valuation	ValuationWaterfall	Resolved	Resolved	XVV1JAQZ4WI-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114017	Credit	Insurance	Resolved	Resolved	0BSTNATAQRD-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXXX XXXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114017	Credit	Guidelines	Active	2: Acceptable with Warnings	0BSTNATAQRD-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)	Missing complete copy of lease agreements. Copy of page 1 of rental agreement for XXXX XXXXXXX XXXX provided, missing all pages required per guidelines for refinances that are tenant occupied.
02/23/2022: Finding Waived. The lender provided the single page "Remarks" page as noted in the original Finding. There were sufficient verified compensating factors to offset the documentation deficiency.
													02/23/2022: Finding Waiver Applied; Final Grade EV B	02/23/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114017	Valuation	ValuationWaterfall	Resolved	Resolved	0BSTNATAQRD-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received Post Close AVM to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114393	Credit	Doc Issue	Resolved	Resolved	IMVEGP4LK0H-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX. Updated title needed to verify sufficient title coverage
We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114393	Valuation	ValuationWaterfall	Resolved	Resolved	IMVEGP4LK0H-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX resulting in a variance of -31.739%).	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114393	Valuation	ValuationWaterfall	Resolved	Resolved	IMVEGP4LK0H-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114394	Credit	Credit	Resolved	Resolved	IC542XGTPGM-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The purchase contract dated XX/XX/XXXX(p 94) states the purchase price is $XXXXX. The addendum/amendment to contract dated XX/XX/XXXX (p 70) states the purchase price will remain $XXXXX. The file is missing an addendum to the purchase contract disclosing the purchase price to be $XXXXX
												The lender provided the purchase contract addendum reflecting the purchase price to be $70000.00.	3.1.2022 Finding resolved.	3.1.2022 Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114394	Valuation	ValuationWaterfall	Resolved	Resolved	IC542XGTPGM-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The appraisal in the file (p 100) discloses a value of $XXXXX. The AVM ( p 128) discloses an estimated value of $XXXXX with a confidence score of 0.3. This is a variance of $XXXXX or 46.591%. Guidelines (p 6) states a desktop or field review is required if the AVM has a greater than 10% variance. File is missing a desktop or field review to support value.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114394	Valuation	ValuationWaterfall	Resolved	Resolved	IC542XGTPGM-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114395	Valuation	ValuationWaterfall	Resolved	Resolved	4X1UK3NHSXW-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114396	Credit	Doc Issue	Resolved	Resolved	24IU3ZDHGSW-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment (page 370) mortgagee insurance amount was $XXXXX. The Note and Mortgage amount was $XXXXX. The Title Commitment did not provide sufficient coverage for the loan amount.
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114028	Credit	Insurance	Resolved	Resolved	SUA3PB2MPIQ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114397	Credit	Insurance	Resolved	Resolved	HDHIJFB0TVG-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reflects XXXXXXXXXX XXXXXXXXX XXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114397	Valuation	ValuationWaterfall	Resolved	Resolved	HDHIJFB0TVG-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is -21.739%).	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114399	Credit	Doc Issue	Resolved	Resolved	RSQJC45HTEW-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX.
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114400	Valuation	ValuationWaterfall	Resolved	Resolved	RZKWHRVJEBP-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114401	Credit	Doc Issue	Resolved	Resolved	FL4PYWFM1IX-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114402	Valuation	ValuationWaterfall	Resolved	Resolved	4IQUUBUHDOI-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022 Finding Resolved	03/22/2022 Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114402	Valuation	ValuationWaterfall	Resolved	Resolved	4IQUUBUHDOI-7AQ27IAZ	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)		03-24-2022 Post Fund valuation supports origination value.	03-24-2022 Resolved	03-24-2022 Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114402	Credit	Doc Issue	Resolved	Resolved	4IQUUBUHDOI-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXX, which is less than the loan amount of $XXXXXX
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114402	Valuation	ValuationWaterfall	Resolved	Resolved	4IQUUBUHDOI-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines 3.6 valuation allow a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser, iValueNet55 with rent addendum. The file included the IValueNet55 review. No issue
												Received Desk Review	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114402	Valuation	ValuationWaterfall	Resolved	Resolved	4IQUUBUHDOI-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Appraisal dated XX/XX/XXXX provided in original file has a value of $XXXXXX. Post origination valuation dated XX/XX/XXXX discloses a value of $XXXXXX. There is a 75.676% variance.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022 Finding Resolved	03/22/2022 Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114403	Valuation	ValuationWaterfall	Resolved	Resolved	2YT2Z4DJDVI-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114403	Valuation	ValuationWaterfall	Resolved	Resolved	2YT2Z4DJDVI-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines, section 3.6 requires a traditional appraisal completed by a licensed appraiser for a Single family residences - XXXX Form 1004 & 1007 and XXXX Collateral Underwriter (CU) scores are supported for Form 1004 only (SFR & PUD). The file is missing evidence of the CU score.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114404	Valuation	ValuationWaterfall	Resolved	Resolved	PFZHJTXMAW0-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114018	Credit	Insurance	Resolved	Resolved	14NW3AAMJV5-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reflects XXXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114019	Credit	Insurance	Resolved	Resolved	HIZZKHPRB4I-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reflects XXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114019	Valuation	ValuationWaterfall	Resolved	Resolved	HIZZKHPRB4I-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is 20%).	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114405	Credit	Doc Issue	Resolved	Resolved	P34FVIEVR4R-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX.
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114409	Credit	Doc Issue	Resolved	Resolved	5ZQXJP4O55N-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXX which is less than the loan amount of $XXXXX
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114410	Valuation	ValuationWaterfall	Resolved	Resolved	EVB51PI2DPV-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114411	Valuation	ValuationWaterfall	Resolved	Resolved	AIYI2RE5EEA-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114412	Valuation	ValuationWaterfall	Resolved	Resolved	YM1BLKJLQXE-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114413	Valuation	ValuationWaterfall	Resolved	Resolved	0PKIDS4MY4Q-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114413	Credit	Doc Issue	Resolved	Resolved	0PKIDS4MY4Q-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX.
The client responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thank
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114413	Valuation	ValuationWaterfall	Resolved	Resolved	0PKIDS4MY4Q-7AQ27IAZ	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)		3/24/22 Post fund valuation supports origination value	3/24/22 Finding resolved	3/24/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114413	Valuation	ValuationWaterfall	Resolved	Resolved	0PKIDS4MY4Q-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines 3.6 valuation allow a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser, iValueNet55 with rent addendum. The file included the IValueNet55 review. No issue
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114413	Valuation	ValuationWaterfall	Resolved	Resolved	0PKIDS4MY4Q-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Post closing AVM dated XX/XX/XXXX provides a value $XXXXXX Appraisal dated XX/XX/XXXX (at origination) has a value of $XXXXXX. There is a 36.50% variance.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114414	Credit	Insurance	Resolved	Resolved	JD42Q0AZYZK-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reflects XXXXXXXXXXX XXXXXXXX XXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).	Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114020	Credit	Eligibility	Resolved	Resolved	2LIPMDMW3MA-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)
Per the guidelines, section 1.6, the max CLTV for a cash-out refinance with a DSCR score >1 is 75%. The guideline 3.6 require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at $XXXXXX which brings us to a 107% CLTV.
												Post origination valuation $XXXXXX supports primary appraised value.	3.17.2022 finding resolved	3.17.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114020	Credit	Eligibility	Resolved	Resolved	2LIPMDMW3MA-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)
Per the guidelines, section 1.6, the max LTV for a cash-out refinance with a DSCR score >1 is 75%. The guideline 3.6 require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at $XXXXXX which brings us to a 107% LTV.
												Post origination valuation $XXXXXX supports primary appraised value.	3.17.2022: Finding resolved	3.17.2022: Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114020	Credit	Credit	Resolved	Resolved	2LIPMDMW3MA-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)
Per the guidelines, section 1.6, the max LTV for a cash-out refinance with a DSCR score >1 is 75%. The guideline 3.6 require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at $XXXXXX which brings us to a 107% LTV.
												Post origination valuation $XXXXXX supports primary appraised value.	3.17.2022 Finding resolved	3.17.2022 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114020	Valuation	ValuationWaterfall	Resolved	Resolved	2LIPMDMW3MA-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												Post origination valuation $XXXXXX supports primary appraised value. 3/22/2022: Received Post Close AVM to support appraisal value within 10%	3.17.2022 finding resolved 03/22/2022: Finding Resolved	3.17.2022 finding resolved 03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Valuation	Doc Issue	Resolved	Resolved	NBWTQD3F0B4-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	The Appraisal is missing from the loan file.	02/23/2022: Finding Resolved. The Lender provided the ValueNet iVN55 Appraisal.	4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Valuation	Doc Issue	Resolved	Resolved	NBWTQD3F0B4-4M12HOPC	Appraisal not dated	* Appraisal not dated (Lvl R)	The Appraisal is missing from the loan file.	02/23/2022: Finding Resolved. The Lender provided the dated ValueNet iVN55 Appraisal.	02/23/2022: Finding Resolved.	02/23/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Credit	Guidelines	Resolved	Resolved	NBWTQD3F0B4-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Per guidelines for refinance, if property is occupied, copy of lease agreement is required. Per pictures in loan file, property is occupied. Lease agreement is missing from the loan file.	The lender sent a rebuttal stating property is vacant. Confirmed with appraisal.	3.4.2022 Finding resolved.	3.4.2022 Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Valuation	ValuationWaterfall	Resolved	Resolved	NBWTQD3F0B4-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support calculated of $XXXXXX(variance is -41.420%).	The lender rebuttal states "uploaded on 2/18/2021". 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Credit	Credit	Resolved	Resolved	NBWTQD3F0B4-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)		02/23/2022: Finding Resolved. The Lender provided the ValueNet iVN55 with Rental Addendum.	4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Valuation	ValuationWaterfall	Resolved	Resolved	NBWTQD3F0B4-7AQ27IAZ	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)		3/24/22 Post fund valuation support origination value	3/24/22 Finding resolved	3/24/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114026	Valuation	ValuationWaterfall	Resolved	Resolved	NBWTQD3F0B4-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)
02/23/2022: Finding Remains. The Lender provided the dated ValueNet iVN55 with Rental Addendum. Value not 10% variance of AVMs. 3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%

02/23/2022: Finding Remains. 3.4.2022 Post origination AVM dated XX/XX/XXXX discloses a value of $XXXXXX which is a variance of 15.541% and does not support the appraised value. Exception remains
03/22/2022: Finding Resolved

02/23/2022: Finding Remains. 3.4.2022 Post origination AVM dated XX/XX/XXXX discloses a value of $XXXXXX which is a variance of 15.541% and does not support the appraised value. Exception remains
03/22/2022: Finding Resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114416	Valuation	ValuationWaterfall	Resolved	Resolved	PEUHUZ3XVI1-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114417	Credit	Insurance	Resolved	Resolved	433CPHCJXJF-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner’s insurance policy reflects XXXXXXXXXX XXXXXXXX XXXXXXXXX ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Updated policy reflecting correct beneficiary required. .
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114418	Valuation	ValuationWaterfall	Resolved	Resolved	D20QXBW2YS2-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114419	Valuation	ValuationWaterfall	Resolved	Resolved	B1EG5MT4GYJ-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114420	Credit	Insurance	Resolved	Resolved	RKCA43I0HFN-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner’s insurance policy reflects XXXXX XXXXX XXXXXXXX XXXXXXXXX ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114420	Valuation	ValuationWaterfall	Resolved	Resolved	RKCA43I0HFN-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114421	Credit	Insurance	Resolved	Resolved	1VNFR4WGJYZ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114422	Valuation	ValuationWaterfall	Resolved	Resolved	4TRUVTKHLDN-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	Value not supported. AVM in file with -18.462% Variance is not within the -10% variance permitted per guidelines.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114027	Credit	Insurance	Resolved	Resolved	3PABCPTKY4S-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114027	Credit	Credit	Resolved	Resolved	3PABCPTKY4S-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, requires rent loss coverage in the amount of 6 months or $XXXXX, using the market rent of $XXXX. The file included evidence of homeowners located on page 38 reflecting rent loss of $.00. The rent loss coverage is short by $XXXXXX.
												The lender provided HOI with rental loss coverage.	4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114027	Valuation	ValuationWaterfall	Resolved	Resolved	3PABCPTKY4S-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of $XXXXXX does not support appraised value of $XXXXXX (variance is -27.660%). Please provide updated value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114424	Valuation	ValuationWaterfall	Resolved	Resolved	IM2NLE3CIIB-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXX0.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114425	Valuation	ValuationWaterfall	Resolved	Resolved	YPE32U2J4YX-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX0. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received Post Close AVM to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114426	Valuation	ValuationWaterfall	Resolved	Resolved	KOVDXYYO2N3-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114429	Credit	Eligibility	Resolved	Resolved	5UZ5OL540OZ-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)
Per the guidelines, section 1.6, the max CLTV for a cash-out refinance with a DSCR score >1 is 75%. The guideline 3.6 require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at $XXXXXX which brings us to a 84% CLTV. Can be resolved with an updated valuation.
												The client rebutted: Loan Amount $XXXXXX / AIV $XXXXXX = AIV LTV 69.68. Post origination valuation $XXXXXX supports primary appraised value.	3.17.2022 Finding resolved.	3.17.2022 Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114429	Credit	Doc Issue	Resolved	Resolved	5UZ5OL540OZ-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX0, which is less than the loan amount of $XXXXXX.
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114429	Credit	Eligibility	Resolved	Resolved	5UZ5OL540OZ-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)
Per the guidelines, section 1.6, the max LTV for a cash-out refinance with a DSCR score >1 is 75%. The guideline 3.6 require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at $230,000 which brings us to a 84% LTV. Can be resolved with an updated valuation.
												The client rebutted: Loan Amount $XXXXXX / AIV $277,000 = AIV LTV 69.68. Post origination valuation $XXXXXX supports primary appraised value.	3.17.2022 Finding resolved.	3.17.2022 Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114429	Credit	Credit	Resolved	Resolved	5UZ5OL540OZ-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)
Per the guidelines, section 1.6, the max LTV for a cash-out refinance with a DSCR score >1 is 75%. The guideline 3.6 require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at $XXXXXX which brings us to a 84% LTV. Can be resolved with an updated valuation.
												The client rebutted: Loan Amount $XXXXXX / AIV $XXXXXX0 = AIV LTV 69.68. Post origination valuation $XXXXXX supports primary appraised value.	3.17.2022 finding resolved	3.17.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114429	Valuation	ValuationWaterfall	Resolved	Resolved	5UZ5OL540OZ-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114430	Valuation	ValuationWaterfall	Resolved	Resolved	VSTOGSRHJTI-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114432	Valuation	ValuationWaterfall	Resolved	Resolved	NMNH2H0BSEX-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												Received Desk Review	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114433	Valuation	ValuationWaterfall	Resolved	Resolved	M52GUS2DEH2-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX0.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114433	Credit	Insurance	Resolved	Resolved	M52GUS2DEH2-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner's insurance policy reflects XXXXXXXXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect LendingHome and its successors and assigns (ISAOA).
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2/16/2022: Finding Resolved	2/16/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114433	Credit	Doc Issue	Resolved	Resolved	M52GUS2DEH2-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insured amount of $XXXXXX, which is less than the loan amount of $XXXXXX.
The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks
													3.4.2022 finding resolved	3.4.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114433	Valuation	ValuationWaterfall	Resolved	Resolved	M52GUS2DEH2-7AQ27IAZ	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)		03-24-2022 Post Fund valuation supports origination value.	03-24-2022 Resolved	03-24-2022 Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114433	Valuation	ValuationWaterfall	Resolved	Resolved	M52GUS2DEH2-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	The post origination AVM dated XX/XX/XXXX discloses a value of $XXXXXX. Appraised value per the appraisal provided in original file has a value of $XXXXXX. There is a 44.159% variance.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114434	Valuation	ValuationWaterfall	Resolved	Resolved	XAOWBFM104N-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114434	Valuation	ValuationWaterfall	Resolved	Resolved	XAOWBFM104N-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114438	Credit	Eligibility	Resolved	Resolved	ZJJEKOPGBNM-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)
LTV of 93.75% exceeds maximum of 75% permitted per guidelines. Per guidelines, if AVM is >= -10% variance, the lower value of the AVM is to be used in calculations. L ender used higher appraised value for calculations. Missing documentation supporting higher appraised value.
													4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Valuation data provided
XXXXXX	XXXXXX	XXXXXX	54920251114438	Valuation	ValuationWaterfall	Resolved	Resolved	ZJJEKOPGBNM-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114438	Valuation	ValuationWaterfall	Resolved	Resolved	ZJJEKOPGBNM-7AQ27IAZ	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)		03-24-2022 Post Fund valuation supports origination value.	03-24-2022 Resolved	03-24-2022 Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114438	Credit	Insurance	Resolved	Resolved	ZJJEKOPGBNM-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner’s insurance policy reflects XXXXX XXXXX XXXXXXXX XXXXXXXXX ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
													4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114438	Credit	Credit	Resolved	Resolved	ZJJEKOPGBNM-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)
LTV of 93.75% exceeds maximum of 75% permitted per guidelines. Per guidelines, if AVM is >= -10% variance, the lower value of the AVM is to be used in calculations. L ender used higher appraised value for calculations. Missing documentation supporting higher appraised value.
													4.18.2022: Finding resolved.	4.18.2022: Finding resolved.	Validated	Valuation data provided
XXXXXX	XXXXXX	XXXXXX	54920251114438	Valuation	ValuationWaterfall	Resolved	Resolved	ZJJEKOPGBNM-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)		3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114440	Credit	Insurance	Resolved	Resolved	45U3CD5GGTF-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
Homeowner’s insurance policy reflects XXXXX XXXXX XXXXXXXX XXXXXXXXX ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
												Client confirmed XXXXXXXXXX as the Mortgagee clause is their servicer.	2.25.2022 finding resolved	2.25.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114441	Credit	Credit	Active	2: Acceptable with Warnings	YMKVSI24XRG-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	DSCR 1.001% does not meet the minimum program requirement of 1.10%. Using Market Rent $XXXXXX & PITIA $1,318.33. Note: 12 mth Lease in file for $XXXXXX per month with 5 months remaining.				Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114444	Valuation	ValuationWaterfall	Resolved	Resolved	PDLS1S1V5HC-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114023	Valuation	ValuationWaterfall	Resolved	Resolved	PY55KC4KTYJ-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114447	Valuation	ValuationWaterfall	Resolved	Resolved	3KAYBP5ENCP-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114448	Valuation	ValuationWaterfall	Resolved	Resolved	1BGFHCHARLC-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114024	Valuation	ValuationWaterfall	Resolved	Resolved	U5OPWAHNUIJ-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
Appraised value is $XXXXX. AVM provided has a value of $XXXXX. This is a 55% variance. Property eligibility section on page 6 of the guidelines requires a desktop or field review when the FDS score of the AVM is greater than 1.0. The FDS score of the AVM provided is 2.8.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114451	Valuation	ValuationWaterfall	Resolved	Resolved	KE2GJKUO3TB-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114452	Valuation	ValuationWaterfall	Resolved	Resolved	CJ5R52MAULU-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX.
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114453	Valuation	ValuationWaterfall	Resolved	Resolved	CHJLZF0AVHH-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM in file has a variance of -27.762%. Missing secondary valuation to support appraised value.	3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114454	Valuation	ValuationWaterfall	Resolved	Resolved	X0BD0NHSSZM-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
The guidelines, section 3.6 indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than 10% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of $XXXXXX, the AVM reflects a value of $XXXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of $XXXXXX
												3/22/2022: Received XXXXX XXXXXXX Desk Review to support appraisal value within 10%	03/22/2022: Finding Resolved	03/22/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114456	Compliance	Compliance	Resolved	Resolved	HUUNBKMOX0Y-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii). Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. "
												1/25/22 The Lender provided eDisclosure Tracking, showing borrower viewed, esigned and authenticated on the same day as initial CD XX/XX/XXXX	1/25/22 Exception resolved	1/25/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114456	Valuation	ValuationWaterfall	Resolved	Resolved	HUUNBKMOX0Y-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation to support the appraisal value within 10% variance. CU risk score 3.3.		1/24/22 Finding resolved	1/24/22 Finding resolved	Unvalidated
The report does not include explanatory notes detailing how the exception was resolved.  The 1004 URAR was provided with a CU Summary Report reflecting a CU score of 3.3 and the LCA Summary Report reflecting a CLA Risl of 2.5.  No other documents were provided in the loan file so unable to determine which guidelines to review to confirmed they allow the use of the lower risk score.

XXXXXX	XXXXXX	XXXXXX	54920251114461	Credit	Guidelines	Waived	Waived	JTUJMHMPQN3-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl W)	As per guidelines all members of 25% ownership and more need to be on loan application and credit evaluated, husband and 50% owner of LLC signed Mortgage and was not on application with spouse.
2/8/22 The Lender provided a Non-QHEM Exception Request Form for the other members of the LLC not having a credit package as required by 10.25.21 guidelines. The borrower has good comp factors 1) FICO 20 points or more above requirement 2) Long Term Homeownership and 3) DSCR 1.25 or greater

1/30/2022: Finding remains: The lender provided updated guidelines dated 1/20/2022 to satisfy the finding. The subject loan closed XX/XX/XXXX. Section 5.7.3. of the guidelines dated 10/15/2021 require credit qualification will include an evaluation of the credit worthiness of all members.

1/24/22 Exception remains

2/1/22 Finding remains

2/8/22 Finding downgraded to an EVB

1/30/2022: Finding remains: The lender provided updated guidelines dated 1/20/2022 to satisfy the finding. The subject loan closed XX/XX/XXXX. Section 5.7.3. of the guidelines dated 10/15/2021 require credit qualification will include an evaluation of the credit worthiness of all members.

1/24/22 Exception remains

2/1/22 Finding remains

2/8/22 Finding downgraded to an EVB
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114462	Credit	Credit	Resolved	Resolved	XSNXW3KMSST-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines, section 5.7.3, states that the articles of organization are required for an LLC. The articles of organization are missing from the loan file, please provide the completed Articles of Organization for XXX X XXXXXXXXX XXXX XXX
												02/02/2022: Lender Provided the LLC Operating Agreement for XXX X XXXXXXXXX XXXX XXX	Finding Resolved: The Lender provided the Operating Agreement for XXX X XXXXXXXXX XXXX XXX filed XX/XX/XXXX. The loan closed XX/XX/XXXX.	Finding Resolved: The Lender provided the Operating Agreement for XXX X XXXXXXXXX XXXX XXX filed XX/XX/XXXX. The loan closed XX/XX/XXXX.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114463	Credit	Credit	Resolved	Resolved	AA0RBFGPWKW-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.7.3, states that for an LLC a certificate of good standing is required. The certificate of good standing for XXXX XXXX XXX is missing from the loan file.	02/11/2022: Finding Resolved. The lender provided the certificate of good standing.	02/11/2022: Finding Resolved.	02/11/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114464	Credit	Doc Issue	Resolved	Resolved	TRGLKGSSIEJ-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The file is missing the fully executed Note.		1/14/2022: Cleared, documentation provided.	1/14/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114464	Credit	Doc Issue	Resolved	Resolved	TRGLKGSSIEJ-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The file is missing the fully executed Mortgage. No mortgage provided in original file.		1/14/2022: Cleared, documentation provided	1/14/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114466	Credit	Doc Issue	Resolved	Resolved	UXVHUMJYRKI-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.	The lender provided the fully executed Note and Mortgage	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114466	Credit	Doc Issue	Resolved	Resolved	UXVHUMJYRKI-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Security Instrument (Mortgage/Deed of Trust) is missing. The defect can be resolved by providing the executed missing document.	The lender provided the fully executed Note and Mortgage	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114467	Credit	Credit	Active	2: Acceptable with Warnings	4CWY1PRQGT0-0BLBZVJN	Credit	* Missing Documentation (Lvl 2)
The guidelines, section 14.3.1, states that the borrower has to show a minimum of 1 year of experience managing short term rentals. The borrower provided lease agreements showing their managing experience, but all the lease agreements are for long term rentals. Please provide minimum of 1 year experience in managing short term rentals.
												02/11/2022: Lender stated: FICO 20 points or more above requirement. DSCR 1.25 or greater.	02/04/2022: Finding Waiver Applied; Final Grade EV B	02/04/2022: Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114467	Credit	Doc Issue	Resolved	Resolved	4CWY1PRQGT0-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title insurance included in the loan file is $XXXXXX and the mortgage amount is $XXXXXX, the amount of title insurance is not sufficient. Please provide updated title.	02/11/2022: Finding Resolved. The lender provided evidence of title.	02/11/2022: Finding Resolved.	02/11/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114468	Credit	Doc Issue	Resolved	Resolved	PEU0KY11ZN1-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the Note.	The lender provided the fully executed Note and Mortgage and PUD Rider	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114468	Credit	Doc Issue	Resolved	Resolved	PEU0KY11ZN1-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The loan file is missing the Mortgage/Deed of Trust.	The lender provided the fully executed Note and Mortgage and PUD Rider	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114468	Credit	Doc Issue	Resolved	Resolved	PEU0KY11ZN1-SQBKTREO	Condo / PUD rider Missing	* Condo / PUD rider Missing (Lvl R)	The subject property is a PUD according to the appraisal and the loan file is missing the PUD Rider to the mortgage.	The lender provided the fully executed Note and Mortgage and PUD Rider	1/30/2022: Resolved	1/30/2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114471	Credit	Doc Issue	Resolved	Resolved	BAII3K3311D-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The file is missing the final HUD	The lender provided fully executed HUD.	2/01/2022: Finding Resolved	2/01/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114475	Credit	Doc Issue	Resolved	Resolved	KNR3LKL04JY-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title report on page 378 of the loan file did not list title insurance coverage for the loan amount of $XXXXXX.	02/07/2022: Finding Resolved. The Seller provided the final Title Policy with insurance amount $XXXXXX.	02/07/2022: Finding Resolved.	02/07/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114477	Credit	Credit	Active	2: Acceptable with Warnings	G5JYASM2ICG-N82WOOQJ	Guidelines	* Missing Documentation (Lvl 2)	Per Guidelines, section 14.3.1, a lease is required when appraisal reflects property is tenant occupied; however, the lease is missing.
03/01/2022: The Lender provided a LOE from the borrower dated XX/XX/XXXX:
The property at XXX XXXXXXXX XX XXXXXXXXX, CA XXXXX is currently undergoing minor renovations why it is currently unrented. I will be finding tenants to occupy this property soon.
The Underwriter also provided a Response:
Per guidelines 14.3.1: On refinances an LOE is acceptable when property is not currently leased. LOE is reasonable and makes sense. When there is no lease, we defer to the rent survey of $XXXX per mos.
DSCR Ratio: rent survey XXXX / XXXX = 1.22
Bwr's score is 663
Per NONI Matrix dated 10/25/2021 at the time of funding Max LTV for scores 660-679 with DSCR>1 is 75% LTV
There is a 5% LTV reduction due to no lease provided. So, max LTV allowed is 70%.
The LTV of this loan is 64%, score 663 with DSCR >1...so, loan qualifies for this program.

Reviewer: The guideline 14.3.1 NONI >1.0 DSCR Qualification states: Lease agreements must be obtained if the appraisal reflects the subject as tenant occupied. The Appraisal does reflect Tenant occupied.
													03/01/2022: Exception Remains	03/01/2022: Exception Remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114477	Valuation	ValuationWaterfall	Resolved	Resolved	G5JYASM2ICG-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file did not contain a UCDP to determine the CU score. Per guidelines, section 4.4, an additional valuation is required; however, there is no additional valuation.	03/07/2022: The Lender provided the FNMA SSR with UCDP Score 1.	3.07.2022: Resolved	3.07.2022: Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114478	Credit	Doc Issue	Resolved	Resolved	0UBSL42QQ0N-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment's proposed coverage is less than the subject loan amount. The final title policy is not in file currently.		3/7/2022: Resolved. Received final title policy with insured amount of $XXXXXX	3/7/2022: Resolved. Received final title policy with insured amount of $XXXXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114479	Valuation	Property	Resolved	Resolved	JWRKQHJPUFZ-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl R)
The interior photos of the subject property show the borrower is running their business out of the subject property. The borrower is the owner of XXXX XXXXXX which is merchandise sales. Interior photos of the subject property shows the living room and dining room of the subject property are set up like a store, which shelves of merchandise with prices are shows. Also, the garages photos shows multiple shelves with boxes of merchandise and the rear view photo of the subject property shows a lot more boxes and a blue tarp covering something, which could be additional merchandise or property issues, appraiser did not make a comment of what was behind the tarp. Subject property is being used as a business.

3/7/2022: Resolved. Received explanation from the seller stating people that own home businesses run their business from their home. This is not a retail store, this is simply the borrower storing and organizing merchandise they sell online which is acceptable for any type of loan. The borrower explains their business and the type of online resale they do in the LOE. Received LOE from borrower explaining the type of business (XXXX XXXXXX). Borrower imports goods from China to resell them online.

3/7/2022: Resolved. Received explanation from the seller stating people that own home businesses run their business from their home. This is not a retail store, this is simply the borrower storing and organizing merchandise they sell online which is acceptable for any type of loan. The borrower explains their business and the type of online resale they do in the LOE. Received LOE from borrower explaining the type of business (XXXX XXXXXX). Borrower imports goods from China to resell them online.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114480	Credit	Eligibility	Resolved	Resolved	R2JGAGMGFCD-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
1008/1003 reflects self-employed income of $XXXXXX/month. Origination income is not supported. Audit income is $XXXXXX/month. This results in a DTI of 77.716% which exceeds guideline maximum of 50%. It appears at origination, the 50% expense ratio was not utilized as required by guidelines. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.

3/3/2022: Remains. Received Income Worksheet showing 15% expense ratio. The loan file does not have a CPA letter confirming the 15% expense ratio. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.
3/7/2022: Resolved. Received explanation from seller. CPA letter is not required. Received LOX from borrower stating expenses are 12%-15%. Guidelines (pg 4) do not require CPA letter. Revised income $XXXXX. Also received LOX from borrower stating months without deposits were deposited in to her personal bank account. Only using business account for income qualification.

3/3/2022: Remains. Received Income Worksheet showing 15% expense ratio. The loan file does not have a CPA letter confirming the 15% expense ratio. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.
3/7/2022: Resolved. Received explanation from seller. CPA letter is not required. Received LOX from borrower stating expenses are 12%-15%. Guidelines (pg 4) do not require CPA letter. Revised income $XXXXX. Also received LOX from borrower stating months without deposits were deposited in to her personal bank account. Only using business account for income qualification.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114480	Credit	Credit	Resolved	Resolved	R2JGAGMGFCD-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
1008/1003 reflects self-employed income of $XXXXXX/month. Origination income is not supported. Audit income is $XXXXXX/month. This results in a DTI of 77.716% which exceeds guideline maximum of 50%. It appears at origination, the 50% expense ratio was not utilized as required by guidelines. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.

3/3/2022: Remains. Received Income Worksheet showing 15% expense ratio. The loan file does not have a CPA letter confirming the 15% expense ratio. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.
3/7/2022: Resolved. Received explanation from seller. CPA letter is not required. Received LOX from borrower stating expenses are 12%-15%. Guidelines (pg 4) do not require CPA letter. Revised income $XXXXX. Also received LOX from borrower stating months without deposits were deposited in to her personal bank account. Only using business account for income qualification.

3/3/2022: Remains. Received Income Worksheet showing 15% expense ratio. The loan file does not have a CPA letter confirming the 15% expense ratio. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.
3/7/2022: Resolved. Received explanation from seller. CPA letter is not required. Received LOX from borrower stating expenses are 12%-15%. Guidelines (pg 4) do not require CPA letter. Revised income $XXXXX. Also received LOX from borrower stating months without deposits were deposited in to her personal bank account. Only using business account for income qualification.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114480	Credit	Doc Issue	Resolved	Resolved	R2JGAGMGFCD-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title does not reflect the policy amount to verify it is sufficient for the loan amount of $XXXXXX		3/3/2022: Resolved. Received Title Policy with insured amount of $XXXXXX	3/3/2022: Resolved. Received Title Policy with insured amount of $XXXXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114480	Valuation	Property	Active	2: Acceptable with Warnings	R2JGAGMGFCD-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl 2)
Per lender guidelines for non-Warrantable condos, the developer may be in control of the condominium association provided the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period. The Condo Questionnaire (p.446) states there is no estimated date the transfer will occur. Additionally, it states the project is not 100% complete and is subject to additional phases with XXXX total units at build out and only XXX units sold and closed. Lender guidelines for Non-Warrantable Condos states the project, or the subject’s legal phase along with other phases, must be complete. All common elements in the project or legal phase must be 100% completed. At least 50% must be sold or under a bona-fide contract.

3/3/2022: Remains. Received the condo questionnaire that was originally reviewed.
3/7/2022: Received approved exception to allow property at XXXX XXXXXXXXXXXX XXXXX XXX XXXXX, CA. Project falls outside non-warrantable condo guidelines. Additional summary regarding property is attached and made part of this exception request. Received appraisal comments and attachment to exception. 5th Street Capital Underwriting has reviewed the appraisal, appraisal review from Proteck Valuation, and project/property and finds them acceptable for lending purposes. Compensating factors noted.

3/3/2022: Remains. Received the condo questionnaire that was originally reviewed.
3/7/2022: Received approved exception to allow property at XXXX XXXXXXXXXXXX XXXXX XXX XXXXX, CA. Project falls outside non-warrantable condo guidelines. Additional summary regarding property is attached and made part of this exception request. Received appraisal comments and attachment to exception. 5th Street Capital Underwriting has reviewed the appraisal, appraisal review from Proteck Valuation, and project/property and finds them acceptable for lending purposes. Compensating factors noted.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114480	Credit	DTI	Resolved	Resolved	R2JGAGMGFCD-M24IS310	DTI > 60%	* DTI > 60% (Lvl R)
1008/1003 reflects self-employed income of $XXXXXX/month. Origination income is not supported. Audit income is $XXXXXX/month. This results in a DTI of 77.716% which exceeds guideline maximum of 50%. It appears at origination, the 50% expense ratio was not utilized as required by guidelines. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.

3/3/2022: Remains. Received Income Worksheet showing 15% expense ratio. The loan file does not have a CPA letter confirming the 15% expense ratio. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.

3/3/2022: Remains. Received Income Worksheet showing 15% expense ratio. The loan file does not have a CPA letter confirming the 15% expense ratio. Additionally, there are four of the 12 months with deposits of $0 which does not establish stable earnings.
															Validated	Used comments from other finding for same loan. Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114480	Credit	Eligibility	Active	2: Acceptable with Warnings	R2JGAGMGFCD-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
The LTV of 90% exceeds the maximum allowable of 80% for a score between 700-760. It is to be noted, the loan file contains an approved exception allowing for the increased LTV based on reserves and rental housing payment history.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114481	Credit	Credit	Resolved	Resolved	3EXPSJIAPI0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing page 1 of the XXXXX XXXXX statement ending XX/XX/XXXX for account #XXXX which shows the withdrawal of the EMD.		3/3/2022: Resolved. Lender provided pg 1 of XX/XX/XXXX XX bank statement	3/3/2022: Resolved. Lender provided pg 1 of XX/XX/XXXX XX bank statement	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114481	Credit	Eligibility	Active	2: Acceptable with Warnings	3EXPSJIAPI0-GBBTF6MZ	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl 2)
Per the lender matrix, for an LTV of 75% a credit score is 680 is required. The borrower has a credit score of 645 which does not meet the requirements for the LTV of 75%. The loan file contains an approved exception allowing for the LTV of 75% with 645 FICO based on the housing history of 0x30 and low revolving debt and housing market trending up (p.1). It is to be noted, housing history was not verified.

3/7/2022: Received exception to allow the use of VOR from management company and letter in lieu of guideline, canceled checks, online printout from bill pay of bank statements to verify housing history for 0x30 for 12+ months. The loan file has a letter from current landlord and XX/XXXX bank statement showing rent paid. Prior to XX/XXXX, the borrower resided at XXXXX XXXXXXXXXX XX, VOR from Veranda Property from XX/XX/XXXX-XX/XX/XXXX 14 months reviewed 0x30.

3/7/2022: Received exception to allow the use of VOR from management company and letter in lieu of guideline, canceled checks, online printout from bill pay of bank statements to verify housing history for 0x30 for 12+ months. The loan file has a letter from current landlord and XX/XXXX bank statement showing rent paid. Prior to XX/XXXX, the borrower resided at XXXXX XXXXXXXXXX XX, VOR from Veranda Property from XX/XX/XXXX-XX/XX/XXXX 14 months reviewed 0x30.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114481	Credit	Eligibility	Active	2: Acceptable with Warnings	3EXPSJIAPI0-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
Per the lender matrix, for an LTV of 75% a credit score is 680 is required. The borrower has a credit score of 645 which does not meet the requirements for the LTV of 75%. The loan file contains an approved exception allowing for the LTV of 75% with 645 FICO based on the housing history of 0x30 and low revolving debt and housing market trending up (p.1). It is to be noted, housing history was not verified.
													3/3/2022: received exception from lender to allow LTV at 75% with credit score of 645	3/3/2022: received exception from lender to allow LTV at 75% with credit score of 645	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114481	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	3EXPSJIAPI0-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)
The borrower was previously renting for one year documented with a VOR from a Management Company showing no late payments from XX/XX/XXXX-XX/XX/XXXX (p.36). The loan file contains the rental lease from her current rental commencing XX/XX/XXXX for $XXX/month (p.37) from a private party. The loan file contains a letter from the landlord reflecting all payments are timely (p.47) and a letter from the borrower explaining how payments were made (p.48) along with a detailed list from XX/XX/XXXX-XX/XX/XXXX (p.49); however, the loan file is missing the canceled checks, online printout from bill pay or bank statements to verify timely payments in the most recent 12 months as required by Lender SFR Underwriting Guidelines (p.40).
													3/3/2022: received an exception from lender to allow use of VOR from management co. in lieu of canceled checks	3/3/2022: received an exception from lender to allow use of VOR from management co. in lieu of canceled checks	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114481	Compliance	Compliance	Resolved	Resolved	3EXPSJIAPI0-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
												3/2/22: Received 3-day timing waiver letter	3/2/22: Received 3-day timing waiver letter signed and dated from borrower.	3/2/22: Received 3-day timing waiver letter signed and dated from borrower.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114483	Credit	Doc Issue	Resolved	Resolved	DXXSCHBJLWC-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final loan application is missing from the loan file.		1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114483	Valuation	ValuationWaterfall	Resolved	Resolved	DXXSCHBJLWC-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines section 4.1 requires an ARR, CDA or XXXX CU risk score of 2.5 or better (less). The file is missing evidence of the CU score and did not include an ARR or CDA.	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114484	Credit	Doc Issue	Resolved	Resolved	BZXMPXQLBSR-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The loan file is missing the loan application.	03/03/2022: The Lender provided the executed Loan Application.	1/30/202: Exception remains. Still missing the final executed loan application dated XX/XX/XXXX 03/03/2022: Finding Resolved. The Lender provided the Final Application executed XX/XX/XXXX	1/30/202: Exception remains. Still missing the final executed loan application dated XX/XX/XXXX 03/03/2022: Finding Resolved. The Lender provided the Final Application executed XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114485	Credit	Guidelines	Active	2: Acceptable with Warnings	PAAEYPLU1GW-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased XX properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114486	Credit	Credit	Resolved	Resolved	CTHBH5SPSQD-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The note, loan application, 1008, and data tape reflect a loan amount of $XXXXXX. The deed of trust on page 229 reflects a loan amount of $XXXXXX. The loan file is missing a deed of trust reflecting the correct loan amount of $XXXXXX
												The lender proviced a corrected Mtg disclosing a loan amount of $XXXXXXX signed and notarized.	3.9.2022 finding resolved	3.9.2022 finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114486	Credit	Guidelines	Active	2: Acceptable with Warnings	CTHBH5SPSQD-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased XX properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.		1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114488	Credit	Guidelines	Active	2: Acceptable with Warnings	HY31Y2DXY1Y-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased XX properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114490	Credit	Guidelines	Active	2: Acceptable with Warnings	G5FOOMZHEOW-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has XX properties purchased within the last month with Lender. Per guidelines, max number of properties financed is 4 without committee review.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114490	Valuation	ValuationWaterfall	Resolved	Resolved	G5FOOMZHEOW-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The loan guidelines on page 12 require a XXXXX XXXXXXXl CDA (or similar) supporting the appraised value within 10% when only one full appraisal is required and the CU score ≥ 2.5 or there is no CU score. The subject property appraised for $XXXXXX on XX/XX/XXXX. The loan file did not contain a UCDP or CDA or similar supporting the appraised value within 10%.
												Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114493	Credit	Credit	Resolved	Resolved	VHOVX1S4YDF-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, section 3.1 requires rent loss coverage in the amount of 6 months or $XXXX, using the market rent of $XXX. The file included evidence of homeowners located on page 401 and did not reflect rent loss of $XXXX. The rent loss coverage is short by $XXXX.
												1/21/22 HOI shows rental loss coverage as Actual Loss Sustained-12 months	1/21/22 Exception resolved	1/21/22 Exception resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114493	Credit	Doc Issue	Resolved	Resolved	VHOVX1S4YDF-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	File did not contain Title documents.		1/21/2022: Cleared, documentation provided	1/21/2022: Cleared, documentation provided	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114493	Valuation	ValuationWaterfall	Resolved	Resolved	VHOVX1S4YDF-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines section 4.1 requires an ARR, CDA or FNMA CU risk score of 2.5 or better (less). The file is missing evidence of the CU score and did not include an ARR or CDA.	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114494	Credit	Guidelines	Active	2: Acceptable with Warnings	3F5ORH2QBL4-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has XX properties purchased within the last month with Lender. Per guidelines, max number of properties financed is 4 without committee review.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114495	Credit	Guidelines	Active	2: Acceptable with Warnings	0U0STJXQEK5-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114496	Credit	Doc Issue	Resolved	Resolved	VRXGQVKO3LW-03ELN9DK	Note data is missing or inaccurate	* Note data is missing or inaccurate (Lvl R)	The loan file is missing page 3 of the Note.	The lender provided the fully executed Note	2/01/2022: Finding Resolved	2/01/2022: Finding Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114497	Credit	Guidelines	Active	2: Acceptable with Warnings	FKHLEHOKOQP-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased XX properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.	25 pack - 2of 3 loans that are below $XXXX - loan is ready for ctc pending exception and DD REVIEW	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114498	Credit	Doc Issue	Resolved	Resolved	RMLQKCR31GA-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is not signed by borrowers.	02/02/2022 Finding Resolved: The lender provided a copy of the executed Note.	02/02/2022 Finding Resolved: The lender provided a copy of the executed Note.	02/02/2022 Finding Resolved: The lender provided a copy of the executed Note.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114499	Valuation	ValuationWaterfall	Resolved	Resolved	2ICNXWUK2DY-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
The guidelines dated XX/XX/XXXX on page 12 section 4.4 state when only one full appraisal is required and the CU score ≥ 2.5 or there is no CU score: A XXXXX XXXXXXXX CDA (or similar) supporting the appraised value within 10% is required. The loan file is missing a UCDP and a CDA or similar supporting the appraised value within 10%.
												The lender provided the UCDP with a CU score of 1.3	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114500	Credit	Guidelines	Active	2: Acceptable with Warnings	UEUSHSWPWE1-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased XX properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114501	Credit	Guidelines	Active	2: Acceptable with Warnings	K5VOBYATXLY-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has XX properties purchased within the last month with Lender. Per guidelines, max number of properties financed is 4 without committee review.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114502	Valuation	ValuationWaterfall	Resolved	Resolved	XXFUMDBSPOW-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file did not include a desktop or UCDP.	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114505	Valuation	ValuationWaterfall	Resolved	Resolved	5QDZW0CZL3Y-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines section 4.1 requires an ARR, CDA or XXXX CU risk score of 2.5 or better (less). The file is missing evidence of the CU score and did not include an ARR or CDA.	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114506	Credit	Guidelines	Active	2: Acceptable with Warnings	D5JEJAKW2IT-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower has purchased XX properties in the past month. Per guidelines maximum number of properties financed is 4 without committee approval.	Lender provided an approved exception for 25 loans in Mississippi for 1 borrower	1/27/2022 Finding Waiver Applied; Final Grade EV B	1/27/2022 Finding Waiver Applied; Final Grade EV B	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114508	Compliance	Compliance	Resolved	Resolved	4LDIAHPMGOB-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX.XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												3/16/22 Received COC
2/8/22: Condition remains. Received COC for points increase but it is not dated. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change that is dated. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

02/18/2022 Remains. The COC received does not have a change date and does not provide the reason for the increase in points. The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/16/22: Cleared. Received valid COC with date of change. Condition cleared.

2/8/22: Condition remains. Received COC for points increase but it is not dated. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change that is dated. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

02/18/2022 Remains. The COC received does not have a change date and does not provide the reason for the increase in points. The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/16/22: Cleared. Received valid COC with date of change. Condition cleared.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114513	Valuation	ValuationWaterfall	Resolved	Resolved	1DOX5BDQ3I1-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing secondary valuation. UCDP report not in loan file, no CU Score reported.	Received Desk Review	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114514	Credit	Assets Insufficient	Resolved	Resolved	DQVJKW4ZXQF-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)
Per Final CD borrower required cash at closing $XXXXXX. Total Assets verified $XXXXXX. Required 3 months reserves to PITI $7,517.40 plus additional 2 months PITI reserves for other property with PITIA $4,110.48. ($11,627.88) $10,877.88 Reserve Shortage. Verified $750.00
													3/17/2022: Resolved. Received XX/XXXX XXX $XXXXXX	3/17/2022: Resolved. Received XX/XXXX XXX $XXXXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114515	Compliance	Compliance	Resolved	Resolved	C0NOFEXOPIH-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
												01/13/2022 LE issued XX/XX/XXXX was provided	01/25/2022 Cleared. The documentation provided is sufficient to resolve the finding.	01/25/2022 Cleared. The documentation provided is sufficient to resolve the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114515	Compliance	Disclosures	Resolved	Resolved	C0NOFEXOPIH-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) The Loan Estimate was not received by the borrower at least four business days prior to the Consummation Date. The LE issued on XX/XX/XXXX was signed and dated XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was received by the consumer 4-business days prior to the consummation date XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
												01/13/2022 Evidence of receipt for LE issued XX/XX/XXXX was provided	01/25/2022 Cleared. The documentation provided is sufficient to resolve the finding.	01/25/2022 Cleared. The documentation provided is sufficient to resolve the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114515	Compliance	Compliance	Resolved	Resolved	C0NOFEXOPIH-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the addition to the following fees on XX/XX/XXXX did not reset the baseline: Mortgage Broker Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
												01/13/2022 COC dated XX/XX/XXXX and LE issued XX/XX/XXXX were provided	01/25/2022 Cleared. The documentation provided is sufficient to resolve the finding.	01/25/2022 Cleared. The documentation provided is sufficient to resolve the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114515	Valuation	ValuationWaterfall	Resolved	Resolved	C0NOFEXOPIH-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Non-QHEM Underwriting Guidelines dated 816/2021 reflects "Appraisals must have a SSR score of ≤ 2.5. If greater or no SSR, a CDA will be required." The file is missing the CDA.	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114516	Valuation	ValuationWaterfall	Resolved	Resolved	HVOHLII4SI3-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing secondary valuation. UCDP reports missing from file, no CU score reported.	Received UCDP with CU score	Findings Resolved	Findings Resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114518	Credit	Eligibility	Active	2: Acceptable with Warnings	O4HAA0F2FZF-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	Max CLTV per guidelines is 75% - Lender approved a 5% LTV/CLTV exception				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114518	Credit	Eligibility	Active	2: Acceptable with Warnings	O4HAA0F2FZF-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	Max CLTV per guidelines is 75% - Lender approved a 5% LTV/CLTV exception				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114518	Compliance	Disclosures	Active	2: Acceptable with Warnings	O4HAA0F2FZF-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The CD issued on XX/XX/XXXX (with $XXXXX cash to close) is inaccurate; page 5 is missing.				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114519	Compliance	Compliance	Active	2: Acceptable with Warnings	LJXKGEH0P1Z-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114519	Credit	Credit	Resolved	Resolved	LJXKGEH0P1Z-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Missing verification of homeowners insurance for property located at XXX-XXX XXXXXX XXX and proof of the property located at XXXX XXXXX XXX owned free and clear with no mortgages		2/21/2022: resolved: lender provided a property detail report for XXXX XXXXX XXX showing free and clear and LOE for HOI. Mortgage statement shows 144-146 XXXXXX XXX is escrowed.	2/21/2022: resolved: lender provided a property detail report for XXXX XXXXX XXX showing free and clear and LOE for HOI. Mortgage statement shows 144-146 XXXXXX XXX is escrowed.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114519	Compliance	Compliance	Resolved	Resolved	LJXKGEH0P1Z-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on 11/18/21 did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
												CD dated XX/XX/XXXX	1/29/2022 Cleared. The CD dated XX/XX/XXXX resolved the missing disclosure.	1/29/2022 Cleared. The CD dated XX/XX/XXXX resolved the missing disclosure.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114519	Compliance	Compliance	Resolved	Resolved	LJXKGEH0P1Z-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
												CD dated XX/XX/XXXX	1/29/2022 Cleared. The CD dated XX/XX/XXXX resolved the missing disclosure.	1/29/2022 Cleared. The CD dated XX/XX/XXXX resolved the missing disclosure.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114521	Compliance	Compliance	Active	2: Acceptable with Warnings	PII3RRUF0SL-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114524	Credit	Credit	Resolved	Resolved	2OB2SEMVYLJ-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, section 3.1 requires rent loss coverage in the amount of 6 months or $XXXXXX, using the market rent of $XXXXXX. The file included evidence of homeowners located on page 303 reflecting rent loss of $XXXXXX. The rent loss coverage is short by $XXXXXX.

1/31/22 The Lender changed their guidelines as of 10/25/21 on their way of calculating rent loss coverage, its now 6 months PITI instead of 6 months rent.

PITI $2,028.04 x 6 months = $12,168.24
HOI shows loss of use = $XXXXXX
													1/31/22 Finding resolved	1/31/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114526	Credit	Doc Issue	Resolved	Resolved	0O5JG42WDRY-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The initial and final applications are both missing to be able to verify information needed.	The lender provided an application.	3.16.2022: finding resolved.	3.16.2022: finding resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114527	Credit	Credit	Resolved	Resolved	USHTQZ1VPSR-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The guidelines, section 3.1.2 requires insurance coverage must be equal to 100% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by calculation from a full appraisal. The file included evidence of insurance located on page 271, reflecting total coverage amount of $XXXXXX. The file did not include evidence of the reconstruction cost estimate. The appraisal, located on page 4 reflects the cost new as $XXXXXX. The evidence of insurance is short, required coverage in the amount of $XXXXXX.
												2/2/22 the HOI policy shows enough coverage	2/2/22 Finding resolved	2/2/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114527	Credit	Doc Issue	Resolved	Resolved	USHTQZ1VPSR-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The updated Title is missing from the loan file.	02/03/2022: Finding Resolved. The Seller Provided the Final Short Form Title Policy.	02/03/2022: Finding Resolved.	02/03/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114528	Compliance	Compliance	Resolved	Resolved	CME0CXAHEA4-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The earliest CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
												CD dated XX/XX/XXXX	1/29/2022 Cleared. The CD issued XX/XX/XXXX resolved the missing disclosure.	1/29/2022 Cleared. The CD issued XX/XX/XXXX resolved the missing disclosure.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114530	Credit	Doc Issue	Resolved	Resolved	HKSMSBMJPRV-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	HUD-1 in loan file is not executed or stamped original.		1/21/2022: Cleared, documentation provided.	1/21/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114530	Credit	Doc Issue	Resolved	Resolved	HKSMSBMJPRV-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	Final HUD-1 in loan file is not signed by the borrower.		1/21/2022: Cleared, documentation provided.	1/21/2022: Cleared, documentation provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114532	Compliance	Disclosures	Resolved	Resolved	5ABIJK0Z01I-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
												02/25/2022 The initial application was received dated XX/XX/XXXX
02/28/2022 Cleared. The initial application was received dated XX/XX/XXXX; along with the disclosure tracking summary showing the initial application date of XX/XX/XXXX; the Service Provider List and the Homeownership Counseling List and Initial LE was sent XX/XX/XXXX, which is within 3 business days from the application date.

02/28/2022 Cleared. The initial application was received dated XX/XX/XXXX; along with the disclosure tracking summary showing the initial application date of XX/XX/XXXX; the Service Provider List and the Homeownership Counseling List and Initial LE was sent XX/XX/XXXX, which is within 3 business days from the application date.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114533	Credit	Credit	Resolved	Resolved	OB2YPGYL1RQ-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)
The guidelines, section 3.1 requires rent loss coverage in the amount of 6 months or $XXXXX, using the market rent of $XXXX. The file included evidence of homeowners located on page 187 reflecting rent loss of $XXXXX. The rent loss coverage is short by $XXXXX.

2/2/22 The Lender updated their guidelines to reflect the calculation for rental loss coverage to be 6 months PITI, not 6 months rental.

PITI of $1,599.46 x 6 = $9,596.76
HOI rental loss coverage amount of $XXXXXX
													2/2/22 Finding resolved	2/2/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114534	Compliance	Compliance	Resolved	Resolved	4IGW2AG3S2D-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $200 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												01/19/2022 PCCD issued XX/XX/XXXX, LOE to consumer, copy of refund check and proof of mailing were provided.	01/27/2022 Resolved. The documentation provided is sufficient to resolve the finding.	01/27/2022 Resolved. The documentation provided is sufficient to resolve the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114536	Compliance	Compliance	Active	2: Acceptable with Warnings	HPFBL4RL5OC-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114537	Valuation	Value	Resolved	Resolved	QICDPKW4IWF-K0LQ7SI2	Property value and predominant value vary by more	* Property value and predominant value vary by more than 50% (Lvl R)	The Predominant value is outside the High and Low prices noted in the appraisal Neighborhood section. Low $1,100,000 and High $1,450,000. The Predominant $XXXXXXXX. Appraiser to address.
3/2/2022: Resolved. An explanation letter was received regarding the typographical error with the inversion of the from $XXXXXXXX - $XXXXXXX for the low and high price. This can be confirmed on page 44 and 45 of the report. The explanation is valid and a final update version of a corrected page of the appraisal should be obtained.

3/2/2022: Resolved. An explanation letter was received regarding the typographical error with the inversion of the from $XXXXXXXX - $XXXXXXX for the low and high price. This can be confirmed on page 44 and 45 of the report. The explanation is valid and a final update version of a corrected page of the appraisal should be obtained.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114541	Compliance	Compliance	Active	2: Acceptable with Warnings	JRDY1SXINJ2-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114543	Credit	Doc Issue	Resolved	Resolved	G1OSPFUYR3M-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	VOR Missing from loan file. Per Guideline: Asset Qualifier. Document 12 months rental history within the three years prior to application showing 0x30 late.		3/3/2022: Remains. Received lease and account history for XXX XXXX XX XX/XXXX - XX/XXXX were provided for a total of 9 months	3/3/2022: Remains. Received lease and account history for XXX XXXX XX XX/XXXX - XX/XXXX were provided for a total of 9 months	Unvalidated
The report does not include explanatory notes detailing how the exception was resolved.  Missing loan file. 10.08.2024 received loan file. Missing lease and account history for 300 14th St to complete the 12 month mortgage history.

XXXXXX	XXXXXX	XXXXXX	54920251114543	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	G1OSPFUYR3M-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 2)					Unvalidated	The report does not include explanatory notes detailing how the exception was resolved.
XXXXXX	XXXXXX	XXXXXX	54920251114546	Compliance	Compliance	Resolved	Resolved	EK55W520JBW-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX.XX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												02/14/2022 COC received for the decrease in lender credits.	02/17/2022 Cleared. COC dated XX/XX/XXXX received for the decrease in lender credits. Sufficient to clear the finding.	02/17/2022 Cleared. COC dated XX/XX/XXXX received for the decrease in lender credits. Sufficient to clear the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114546	Compliance	Compliance	Resolved	Resolved	EK55W520JBW-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Mortgage Broker Fee and Points-Loan Discount Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $1107.20 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												02/14/2022 COC received.	02/17/2022 Cleared. The COC dated XX/XX/XXXX is sufficient to clear the finding for the increase to the Mortgage Broker Fee and Points-Loan Discount Fee.	02/17/2022 Cleared. The COC dated XX/XX/XXXX is sufficient to clear the finding for the increase to the Mortgage Broker Fee and Points-Loan Discount Fee.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114548	Credit	Eligibility	Active	2: Acceptable with Warnings	IUP22GPHJGJ-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)
75% LTV/CLTV was calculated using purchase price of $XXXXXXXX. DSCR score is 0.66. Qualifying score is 677. Per investor cash flow matrix, DSCR scores less than 1.0 states that a purchase with a qualifying score between 640 and 679 has a max LTV of 70%.

02/21/2022: Finding Waived. The Lender provided the Exception Request Form. The Request was for 5% LTV Exception for loan with DSCR <1.
Compensating Factors listed on the form were 1) Reserves 12+ months more than requirement, and 2) Long Term Homeownership >5 years.
The loan file documents: 1) 6 months reserves, the requirement minimum, and 2) 24 months primary residence mortgage history, and no Investment property mortgage history.
The compensating factors were not supported in the loan file.
													02/22/2022: Exception Remains. Final Grade EVB	02/22/2022: Exception Remains. Final Grade EVB	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114548	Credit	Eligibility	Active	2: Acceptable with Warnings	IUP22GPHJGJ-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
LTV of 75% was calculated using purchase price of $XXXXXXX. DSCR score is 0.66. Qualifying score is 677. Per investor cash flow matrix, DSCR scores less than 1.0 states that a purchase with a qualifying score between 640 and 679 has a max LTV of 70%.

02/21/2022: Finding Waived. The Lender provided the Exception Request Form. The Request was for 5% LTV Exception for loan with DSCR <1.
Compensating Factors listed on the form were 1) Reserves 12+ months more than requirement, and 2) Long Term Homeownership >5 years.
The loan file documents: 1) 6 months reserves, the requirement minimum, and 2) 24 months primary residence mortgage history, and no Investment property mortgage history.
The Lender's compensating factors were not supported in the loan file.
													02/22/2022: Exception Remains. Final Grade EVB	02/22/2022: Exception Remains. Final Grade EVB	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114548	Credit	Credit	Active	2: Acceptable with Warnings	IUP22GPHJGJ-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
LTV of 75% was calculated using purchase price of $XXXXXXXX. DSCR score is 0.66. Qualifying score is 677. Per investor cash flow matrix, DSCR scores less than 1.0 states that a purchase with a qualifying score between 640 and 679 has a max LTV of 70%.

02/21/2022: Finding Waived. The Lender provided the Exception Request Form. The Request was for 5% LTV Exception for loan with DSCR <1.
Compensating Factors listed on the form were 1) Reserves 12+ months more than requirement, and 2) Long Term Homeownership >5 years.
The loan file documents: 1) 6 months reserves, the requirement minimum, and 2) 24 months primary residence mortgage history, and no Investment property mortgage history.
The compensating factors were not supported in the loan file.
													02/22/2022: Exception Remains	02/22/2022: Exception Remains	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114550	Credit	Doc Issue	Resolved	Resolved	YX3GVWMQRVQ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file was missing the final HUD-1 or Closing Disclosure. The HUD-1 was required to document the loan closed and disbursed according to the loan approval terms.	03/07/2022: The Lender provided the executed Final HUD-1.
2/25/2022: Finding remains: The lender provided the HUD-1 Addendum Signature Page that was in the origination file. The HUD-1 or Closing Disclosure was not provided.
03/03/2022: Finding remains: The HUD-1 provided was a duplicate of the incomplete document provided for previous review.
03/07/2022: Resolved.

2/25/2022: Finding remains: The lender provided the HUD-1 Addendum Signature Page that was in the origination file. The HUD-1 or Closing Disclosure was not provided.
03/03/2022: Finding remains: The HUD-1 provided was a duplicate of the incomplete document provided for previous review.
03/07/2022: Resolved.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114550	Credit	Doc Issue	Resolved	Resolved	YX3GVWMQRVQ-WZXMZIVC	Mortgage not properly executed	* Mortgage not properly executed (Lvl R)
The loan file was missing the Notary Acknowledgment of the signatures of the Co-mortgagors on the Mortgage and Riders. The Notarized signatures were required to verify the named individuals did execute the Mortgage.
												02/21/2022: Finding Resolved. The Lender provided the completed Notary Acknowledgment to the Deed of Trust.	02/21/2022: Finding Resolved.	02/21/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114552	Credit	Guidelines	Resolved	Resolved	VNUEZNMAYCM-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
The borrower is moving from DC to CA and the start date of the new job with XXXXXXXXXX XX XXXXXXXX CA/XXXXXXXXXX XXXXXXXXX is XX/XX/XXXX which is after the subject loan’s closing date of XX/XX/XXXX. The loan file contains the Job Offer Letter p.622 with the signed acceptance p.620, current employer verification of the start date p.616, and last 2 years of W2’s p.266. The Guidelines Section 7.5.12.2 states: If the borrower will not begin employment until after loan closing, a pay stub may be obtained after closing when each of the following criteria is net. 1. Purchase transaction. 2. Principal residence. 3. One-unit property. 4. Borrower is not employed by a family member or by an interested party to the transaction. 5. Borrower is qualified using only fixed based income. 6. Employment must begin within 60 days of closing. The borrower meets each of the 6 criteria. The loan file is missing the pay stub obtained after closing from XXXXXXXXXX XX XXXXXXXX CA/XXXXXXXXX XXXXXXXX.

3/24/2022: Remains. Lender provided a WVOE from the employer dated XX/XX/XXXX with only the salary of $XXXXXXX and no YTD income.
4/1/2022: Resolved. Lender provided a WVOE from the employer dated XX/XX/XXXX with the salary of $XXXXXXX and $XXXXXXX YTD income.

3/24/2022: Remains. Lender provided a WVOE from the employer dated XX/XX/XXXX with only the salary of $XXXXXXX and no YTD income.
4/1/2022: Resolved. Lender provided a WVOE from the employer dated XX/XX/XXXX with the salary of $XXXXXXX and $XXXXXXX YTD income.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114552	Compliance	Compliance	Resolved	Resolved	VNUEZNMAYCM-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
												03/07/2022 Received the initial CD dated XX/XX/XXXX along with the DocuSign Certificate and E-Disclosure History.
03/08/2022 Cleared. Received the initial CD dated XX/XX/XXXX along with the DocuSign Certificate with received date XX/XX/XXXX and E-Disclosure History showing received XX/XX/XXXX, which is within 3 business days prior to the consummation. E-consent disclosure is in the original file. This is sufficient to clear the finding.

03/08/2022 Cleared. Received the initial CD dated XX/XX/XXXX along with the DocuSign Certificate with received date XX/XX/XXXX and E-Disclosure History showing received XX/XX/XXXX, which is within 3 business days prior to the consummation. E-consent disclosure is in the original file. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114554	Valuation	Property	Active	2: Acceptable with Warnings	U4Z2NXLCUP3-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl 2)	Lender approved exception in file for a Non-Warrantable Condo in a project that is incomplete.				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114555	Credit	Eligibility	Active	2: Acceptable with Warnings	2EHL2OJBSXM-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)
The loan file contains an Exception p.172 for the DTI of 50.434% exceeding the maximum allowed DTI of 45%. The Guidelines Homeowners Plus Matrix p.4 shows the maximum DTI is 45% for an Alt documentation loan with a loan amount under $XXXXXXXX and LTV under 85%. Compensating factors are: 720 Representative credit score exceeds the minimum required credit score of 620 by 100 Points, 13 months Reserves exceeds the minimum 3 months required by 10 months, and Borrower has $XXXX.XX residual income after all expenses.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114555	Compliance	Compliance	Resolved	Resolved	2EHL2OJBSXM-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)
The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
												03/07/2022 Received the appraisal acknowledgment signed XX/XX/XXXX.	03/08/2022 Cleared. Received the appraisal acknowledgment signed XX/XX/XXXX. This is valid to clear the finding.	03/08/2022 Cleared. Received the appraisal acknowledgment signed XX/XX/XXXX. This is valid to clear the finding.	Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114555	Compliance	Compliance	Resolved	Resolved	2EHL2OJBSXM-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on was not accepted because a valid change of circumstance was not provided: Appraisal Fee (XX/XX/XXXX) and Transfer Taxes (XX/XX/XXXX). A cost to cure in the amount of $XXX. is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												3/10/22: Received XX/XX/XXXX PCCD, shipping label, LOX, and check request
3/10/22: Remains. Received XX/XX/XXXX PCCD, shipping label, LOX, and check request but we did not receive a copy of the check. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on was not accepted because a valid change of circumstance was not provided: Appraisal Fee (XX/XX/XXXX) and Transfer Taxes (XX/XX/XXXX). A cost to cure in the amount of $XXX. is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/21/21 Cleared. The copy of the check resolved the violation.

3/10/22: Remains. Received XX/XX/XXXX PCCD, shipping label, LOX, and check request but we did not receive a copy of the check. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on was not accepted because a valid change of circumstance was not provided: Appraisal Fee (XX/XX/XXXX) and Transfer Taxes (XX/XX/XXXX). A cost to cure in the amount of $XXX. is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

3/21/21 Cleared. The copy of the check resolved the violation.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114555	Compliance	Compliance	Resolved	Resolved	2EHL2OJBSXM-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD's provided were issued XX/XX/XXXX. One is unsigned, and the other was signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
												03/07/2022 E-Disclosure History received for the initial CD XX/XX/XXXX.
03/08/2022 Cleared. Received the Initial CD dated XX/XX/XXXX along with the Acknowledgment of Receipt signed XX/XX/XXXX, DocuSign Certificate showing received XX/XX/XXXX and E-Disclosure History with received date XX/XX/XXXX, which is within 3 business days prior to the consummation. E-consent to sign electronically is in the original file. This is sufficient to clear the finding.

03/08/2022 Cleared. Received the Initial CD dated XX/XX/XXXX along with the Acknowledgment of Receipt signed XX/XX/XXXX, DocuSign Certificate showing received XX/XX/XXXX and E-Disclosure History with received date XX/XX/XXXX, which is within 3 business days prior to the consummation. E-consent to sign electronically is in the original file. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114557	Credit	Eligibility	Active	2: Acceptable with Warnings	412THVL5OT0-AOA4RHKS	Property Type does not meet elig. requirement(s)	* Property Type does not meet eligibility requirement(s) (Lvl 2)
The subject Condotel was an ineligible type under Investor Plus Guidelines Sec. 13.8.1. The loan file included the approved Exception Request Form utilizing 1) excess reserves and 2) DSCR at 1.29 - required DSCR 1.0 as compensating factors. The approval included Decision Rational as follows: Well established and maintained project. Fully sold out and minimal delinquency. Borrower reserves are 14 months with 9 required. DSCR coverage of 1.29 exceeds the required 1.0.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114557	Credit	Doc Issue	Resolved	Resolved	412THVL5OT0-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)
The loan file was missing the Final HUD-1. The HUD-1 at pages 722-723 was not dated or executed by the Closing Agent or Borrower. The HUD-1 verifies the loan closed and disbursed according to the Loan Approval terms.
												03/03/2022: The Lender provided the executed Final HUD-1	03/03/2022: Finding Resolved. Final HUD-1 provided.	03/03/2022: Finding Resolved. Final HUD-1 provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114557	Credit	Doc Issue	Resolved	Resolved	412THVL5OT0-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)
The loan file was missing the Final HUD-1. The HUD-1 at pages 722-723 was not dated or executed by the Closing Agent or Borrower. The HUD-1 verifies the loan closed and disbursed according to the Loan Approval terms.
													03/03/2022: Finding Resolved. Final HUD-1 provided.	03/03/2022: Finding Resolved. Final HUD-1 provided.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114558	Credit	Credit	Resolved	Resolved	WXPAGDWDM0C-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing the CPA letter for a self-employed borrower
3/17/22 Celebrity provided 24 business bank statements, AZ Corp Commission showing business is active, website with borrowers bio, AZ business license. CPA letter is one of many documents that could be used

2/14/2022: Remains. Received business license. The business license supports how long the business has been in existence but does not show the percent of ownership. Per the guidelines, Section 7.3.2 (pg. 26); Verification borrower is minimum 25% owner of business: Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
2/17/2022: Remains. Received business license. The business license supports how long the business has been in existence but does not show the percent of ownership. Per the guidelines, Section 7.3.2 (pg. 26); Verification borrower is minimum 25% owner of business: Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
2/24/2022: Remains. Received statement from lender that the VVOE and business license is sufficient. Verification borrower is minimum 25% owner of business: Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
3/1/2022: Remains. Received LOE from the lender with business options for equivalent documentation for ownership percentage but no additional documentation has been provided to back up the LOE. Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
3/3/2022: Remains. The information received does not validate the percentage of ownership the CPA letter would validated the ownership.

3/9/2022: Remains. The PPP loan tracking information received does not validate the percentage of ownership. the CPA letter would validated the ownership.

3/17/22 Finding resolved

2/14/2022: Remains. Received business license. The business license supports how long the business has been in existence but does not show the percent of ownership. Per the guidelines, Section 7.3.2 (pg. 26); Verification borrower is minimum 25% owner of business: Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
2/17/2022: Remains. Received business license. The business license supports how long the business has been in existence but does not show the percent of ownership. Per the guidelines, Section 7.3.2 (pg. 26); Verification borrower is minimum 25% owner of business: Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
2/24/2022: Remains. Received statement from lender that the VVOE and business license is sufficient. Verification borrower is minimum 25% owner of business: Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
3/1/2022: Remains. Received LOE from the lender with business options for equivalent documentation for ownership percentage but no additional documentation has been provided to back up the LOE. Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent.
3/3/2022: Remains. The information received does not validate the percentage of ownership the CPA letter would validated the ownership.

3/9/2022: Remains. The PPP loan tracking information received does not validate the percentage of ownership. the CPA letter would validated the ownership.

3/17/22 Finding resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114558	Credit	Credit	Active	2: Acceptable with Warnings	WXPAGDWDM0C-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)
There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114558	Compliance	Compliance	Active	2: Acceptable with Warnings	WXPAGDWDM0C-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List, issued on XX/XX/XXXX, is inaccurate. The following is missing from the disclosure: provider information for Home Warranty Plan fee. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket."
												2/21/22: Received Tracking Disclosure	2/21/22: Remains. The information provided is not sufficient to cure the violation. Received tracking disclosure showing LE information.	2/21/22: Remains. The information provided is not sufficient to cure the violation. Received tracking disclosure showing LE information.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114558	Compliance	Compliance	Resolved	Resolved	WXPAGDWDM0C-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												eDisclosure Tracking History
2/16/22: Remains. Received XX/XX/XXXX LE and COC dated XX/XX/XXXX. After running a new report including the XX/XX/XXXX LE, This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
Because the loan failed the LE Delivery Date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Discount points, appraisal. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

2/21/2022 Cleared. The eDisclosure Tracking History resolved the tolerance fail.

2/16/22: Remains. Received XX/XX/XXXX LE and COC dated XX/XX/XXXX. After running a new report including the XX/XX/XXXXLE, This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
Because the loan failed the LE Delivery Date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Discount points, appraisal. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

2/21/2022 Cleared. The eDisclosure Tracking History resolved the tolerance fail.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114559	Valuation	Property	Active	2: Acceptable with Warnings	P1KHJJAFWJW-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl 2)	Lender approved exception in the file for a Non-Warrantable Condo with > 60% owned as investment properties.				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114562	Credit	Credit	Active	2: Acceptable with Warnings	WP2KOQHZQLX-0BLBZVJN	Credit	* Missing Documentation (Lvl 2)
The loan file contains an Exception p.664 for allowing the use of AUS with VOM on Private Mortgage 2nd. The Guidelines p.15 state if a borrower has a privately held mortgage all the following documentation is required: Payments must be verified with either canceled checks or bank statements AND a copy of the note is required to verify payment amount and due date. The loan file contains an LPA p.225 and a Promissory Note for WADOT p.580 which shows Interest Only payments are required with no specified amount.

3/7/2022: Remains. Received exception wit no additional documentation.
3/17/2022: Remains. Exception received dated XX/XX/XXXX, allowing for use of AUS with VOM on private 2nd vs guideline requirements of the VOM, note and validation of the 12 months payments via bank statements or canceled checks. The loan file does not contain documentation to validate the 12 months payments as required. The loan contains a VOM from LLC company holding mortgage. The borrowers 1st mtg payment of $XXXX has been paid as agreed. The borrower has been in the home 17 years, an LTV of 58.529% vs 80 maximum for the product and a FICO of 70 vs the minimum of 680.

3/7/2022: Remains. Received exception wit no additional documentation.
3/17/2022: Remains. Exception received dated XX/XX/XXXX, allowing for use of AUS with VOM on private 2nd vs guideline requirements of the VOM, note and validation of the 12 months payments via bank statements or canceled checks. The loan file does not contain documentation to validate the 12 months payments as required. The loan contains a VOM from LLC company holding mortgage. The borrowers 1st mtg payment of $XXXX has been paid as agreed. The borrower has been in the home 17 years, an LTV of 58.529% vs 80 maximum for the product and a FICO of 70 vs the minimum of 680.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114562	Credit	Credit	Resolved	Resolved	WP2KOQHZQLX-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The origination underwriter used monthly income of $XXXXX.XX for the borrower. It appears that the 10% expense factor from the CPA letters p.473 and p. 474 was used to calculate the income. The Guidelines p.38 and p.39 show that if something other than the standard 50% expense factor is being used, Option 2 can be used to determine the income. This states that a 10% expense factor can be used with 12 months of business bank statements AND an expense statement specifying business expenses (minimum expense ratio is 10%) as a percent of the gross annual sales/revenue, prepared and signed by either a CPA/accountant, IRS Enrolled Agent, or tax preparer. The loan file is missing the expense statement described in Option 2.
													3/23/2022: Resolved. CPA letter stating that the borrower is 100% owner with a less than 10% expense	3/23/2022: Resolved. CPA letter stating that the borrower is 100% owner with a less than 10% expense	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114562	Compliance	Compliance	Resolved	Resolved	WP2KOQHZQLX-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												3/7/22: Received XX/XX/XXXX COC and XX/XX/XXXX CD	3/25/22 Cleared. The reason provided is sufficient to resolve the violation.	3/25/22 Cleared. The reason provided is sufficient to resolve the violation.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114563	Credit	Credit Worthiness	Resolved	Resolved	ZCCE3F1NZOZ-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)
The final 1003 p.442 shows the borrower currently lives rent free. The loan file is missing documentation to explain why the borrower lives rent free. Compensating factors are: DTI is 26.686 below maximum DTI of 50%, Borrower has $11,263.85 residual income after all expenses, 785 Representative credit score exceeds the minimum required credit score of 660 by 125 Points, $37,516.72 reserves exceed the minimum required of $29,358 exceeds the minimum by 2.33 months over the required minimum.
												2/23/22 NewFi guidelines do not require an explaination for why the borrower is living rent free	2/23/22 Finding resolved	2/23/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114564	Credit	Credit	Resolved	Resolved	BKIRUITW2XE-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The loan file is missing the borrower’s Non-Permanent Resident card. Guidelines p.11 states:
Visa types allowed E-1, E-2, E-3, EB-5, G-1 through G-5, H-1, L-1, L-2, NATO, O-1, R-1, TN NAFTA.
• Visas must be current and have at least six (6) months remaining from the close date, if less than six (6) months provide evidence that extension has been requested.
• If the visa will expire within six (6) months of the loan application a letter from the employer stating the borrower’s continued employment and continued visa renewal sponsorship. Employer on the loan application must be same on the unexpired visa.
													3/7/2022: Resolved. Provided the Employment authorization that expires more than 6 months after the Note date	3/7/2022: Resolved. Provided the Employment authorization that expires more than 6 months after the Note date	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114566	Credit	Doc Issue	Resolved	Resolved	PJY55RAYRTF-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title commitment in the file shows the policy coverage of $895,000, which is below the loan amount of $901,850. Missing evidence of the final title policy to show sufficient coverage.		3/7/2022: Resolved. Received title report for the subject property in the amount of $XXXXXX	3/7/2022: Resolved. Received title report for the subject property in the amount of $XXXXXX.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114567	Credit	Doc Issue	Resolved	Resolved	CXEUADRPQV0-6339D0ME	Settlement date is different from note date	* Settlement date is different from note date (Lvl R)	The subject loan closed on XX/XX/XXXX, the HUD is dated XX/XX/XXXX, which reflects a funding date prior to closing date. The file did not include a revised HUD.	02/25/2022: The Lender provided the Final Post Consumation Closing Disclosure with proper Closing date XX/XX/XXXX, and Disbursement date XX/XX/XXXX. The CD was issued XX/XX/XXXX.	02/25/2022: Lender Exception Wavier Applied; Final Grade EV/B	02/25/2022: Lender Exception Wavier Applied; Final Grade EVB	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Credit	Credit	Resolved	Resolved	CNZY5VXDE3B-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The final 1003 p.427 shows the property at XXXX XXX XXX XXX, XXX XXXXX, CA will be sold on or before closing. The loan file contains a CD p.445 for the sale of this property; however, the CD is dated XX/XX/XXXX which is after the subject closing date of XX/XX/XXXX and the CD is not executed. Proof this property is sold on or before the subject closing date of XX/XX/XXXX. If this property was not sold on or before the subject closing, proof of the PITIA is needed to add to DTI. It should be noted that the inclusion of the PITIA for this property will increase the DTI over the maximum of 50%.

3/10/2022: Remains. Received the final settlement statement for XXXX XXX XXX XXX dated XX/XX/XXXX which is after closing. Borrower to receive $415,251.59
3/14/2022: Resolved. The loan file does contains the Alta Statement to confirm funding of the subject was XX/XX/XXXX.

3/10/2022: Remains. Received the final settlement statement for XXXX XXX XXX XXX dated XX/XX/XXXX which is after closing. Borrower to receive $XXXXXX
3/14/2022: Resolved. The loan file does contains the Alta Statement to confirm funding of the subject was XX/XX/XXXX.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Credit	Doc Issue	Resolved	Resolved	CNZY5VXDE3B-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan file is missing a preliminary title or title policy reflecting the policy amount as the preliminary title p.791 does not reflect the amount. The loan amount is $XXXXXXXX.		2/25/2022: Resolved. Received supplemental report for the subject property with the loan amount of $XXXXXXX	2/25/2022: Resolved. Received supplemental report for the subject property with the loan amount of $XXXXXXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Credit	Guidelines	Resolved	Resolved	CNZY5VXDE3B-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
The CPA letter p.456 indicates an expense factor of 45.6%. The Guidelines p.38 and p.39 show that if something other than the standard 50% expense factor is being used, Option 2 can be used to determine the income. This states that a 10% expense factor can be used with 12 months of business bank statements AND an expense statement specifying business expenses (minimum expense ratio is 10%) as a percent of the gross annual sales/revenue, prepared and signed by either a CPA/accountant, IRS Enrolled Agent, or tax preparer. The loan file is missing the expense statement described in Option 2.
													3/10/2022: Remains. Received letter from the CPA but not the expense statement 3/14/2022: Resolved. letter in file from CPA confirming expense of 46.5%.	3/10/2022: Remains. Received letter from the CPA but not the expense statement 3/14/2022: Resolved. letter in file from CPA confirming expense of 46.5%.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Credit	Credit	Resolved	Resolved	CNZY5VXDE3B-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
The final 1003 p.426 lists proceeds from real estate property to be sold on or before closing of $XXXXXXXX and the property at XXXX XXX XXX XXX, XXX XXXXX, CA is marked pending sale on the 1003 p.427. The loan file contains a CD p.445 for the sale of XXXX XXX XXX XXX, XXX XXXXX, CA which shows proceeds of $XXXXXX.XX. The CD is dated XX/XX/XXXX which is after the subject closing date of XX/XX/XXXX and the CD is not executed. The borrowers have verified assets of $68,030.84 and brought $XXXXXX.XX to closing per CD p.407 and need 6 months reserves of $60,309.96. The borrowers are short, verified funds to close by $XXXXXX.XX. Compensating factors are: 752 Representative credit score exceeds the minimum required credit score of 660 by 92 Points and Borrower has $XXXXX.XX residual income after all expenses.

3/18/22 NewFi provided the final settlement statement (which does not have to be signed) for the sale of XXXXXXXXXX , XXX XXXXX, CA XXXXX (which closed the same day as the subject property) with line item: Proceeds to Purchase Escrow to XXXXXX XXXX XXXXXX XXX for $XXXXXX (held int escrow for the subject property transaction) along with the funds to seller of $XXXXXX (also from the sale of XXXXXXXXXX property). This with the XXXXX account # XXXX of $XXXXXX and XXXXX account #XXXX1 of $XXXXXX reflect a total of $XXXXXX in verified assets. Large deposit verification is not required for cash to close or reserves

3/10/2022: Remains. Received the final settlement statement for XXXX XXX XXX XXX dated XX/XX/XXXX which is after closing. Borrower to receive $XXXXXXX
3/14/2022: Remains. The funds to close per the information listed on the final CD is $XXXXXXX in funds to close + 6 months reserves $60,309.96 = $XXXXXXX total to be verified. Funds currently verified in file are XXXXX XX/XX/XXXX $XXXXXXX +$XXXXXXX and SDCCU 10-31-2021 $XXXXXXX andXXXXXXX (removed $XXXXXXX deposit not verified) total assets verified + funds from XXXXXX = $XXXXXXX. Total assets verified are $XXXXXXX. Remaining funds needed to meet asset requirements = $XXXXXXX. Validation from CPA that use of business funds at 100% will not have a negative effect on business.

3/18/22 Finding resolved

3/10/2022: Remains. Received the final settlement statement for 3971 Del Mar Ave dated XX/XX/XXXX which is after closing. Borrower to receive $XXXXXXXX
3/14/2022: Remains. The funds to close per the information listed on the final CD is $XXXXXXXX in funds to close + 6 months reserves $60,309.96 = $943,671.69 total to be verified. Funds currently verified in file are XXXXX XX/XX/XXXX $XXXXXXXX +$XXXXXXXX and XXXXX XX/XX/XXXX $XXXXXXXX and XXXXXXXX (removed $XXXXXXXX deposit not verified) total assets verified + funds from XX XXX = $XXXXXXXX. Total assets verified are $667,277. Remaining funds needed to meet asset requirements = $XXXXXXXX. Validation from CPA that use of business funds at 100% will not have a negative effect on business.

3/18/22 Finding resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Credit	Assets Insufficient	Resolved	Resolved	CNZY5VXDE3B-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The loan file is missing the source for the following large deposits into XXX XXXXX XXXXXX chkg #XXXX-XX: XX/XX/XXXX $XXXXX, XX/XX/XXXX $XXXXX, and XX/XX/XXXX $XXXXX.
3/18/22 NewFi provided the final settlement statement (which does not have to be signed) for the sale of XXXXX XXXXXX XXXX XXXXX, XXX XXXXX, CA XXXXX (which closed the same day as the subject property) with line item: Proceeds to Purchase Escrow to XXXXXX XXXX XXXXXX XXX for $884,000 (held int escrow for the subject property transaction) along with the funds to seller of $XXXXXX.XX (also from the sale of XXXX XX X XXXXX XX property). This with the XXXXX account # XXXX of $XXXXX and XXXXX account # XXXX of $XXXXXXX.XX reflect a total of $XXXXXXX.XX in verified assets. Large deposit verification is not required for cash to close or reserves

3/10/2022: Remains. Received explanation for deposits. $XXXXXXX still needs source.
3/14/2022: Remains. The $XXXXXXX deposit has not been sourced. The following is the state of assets without the $40,000 verified. The funds to close per the information listed on the final CD is $XXXXXXX in funds to close + 6 months reserves $60,309.96 = $943,671.69 total to be verified. Funds currently verified in file are XXXXX XX/XX/XXXX $XXXXXXX +$XXXXXXX and SDCCU XX/XX/XXXX $XXXXXXX and XXXXXXX (removed $XXXXXXX deposit not verified) total assets verified + funds from XXXXX = $XXXXXXX. Total assets verified are $667,277. Remaining funds needed to meet asset requirements = $XXXXXXX.

3/18/22 Finding resolved

3/10/2022: Remains. Received explanation for deposits. $XXXXXXXX still needs source.
3/14/2022: Remains. The $XXXXXXXX deposit has not been sourced. The following is the state of assets without the $XXXXXXXX verified. The funds to close per the information listed on the final CD is $XXXXXXXX in funds to close + 6 months reserves $60,309.96 = $943,671.69 total to be verified. Funds currently verified in file are XXXXX XX/XX/XXXX $XXXXXXXX +$XXXXXXXX and XXXXX XX/XX/XXXX $XXXXXXXX and XXXXXXXX (removed $XXXXX deposit not verified) total assets verified + funds from XXXXX = $XXXXXXXX. Total assets verified are $667,277. Remaining funds needed to meet asset requirements = $XXXXXXXX.

3/18/22 Finding resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Credit	Credit	Resolved	Resolved	CNZY5VXDE3B-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The Chase Mortgage statements for the borrowers’ current primary at XXXX XXX XXX XXX, XXX XXXXX, CA p.642, 646, 650, 654 all show a deferred balance of $XXXXX.XX. The statements show payments are being made and the unpaid principal balance is going down each month. There is a letter from XXXXX dated XX/XX/XXXX p.637 which states the lender moved the unpaid principal and interest amounts to the end of the account term and changed the next payment date to bring the account up to date. The credit report p.240 does not show the mortgage is in forbearance and does not reflect any late payments. The Guidelines p.17 and 18 state a recent forbearance due to COVID-19 may be eligible based on the following: Borrowers who entered forbearance but continued to make timely payments and remained employed without income disruption, are eligible without any other requirements. The loan file is missing verification the borrower entered forbearance due to COVID-19 as the XXXXXletter does not state why the forbearance was entered into.

3/14/2022: Resolved. The letter from XXXXX refers to Special relief assistance program dated XX/XX/XXXX and payments return XX/XX/XXXX. This is evidenced due to time frame and the special relief assistance identified to be COVID related. mortgage payments are reflected on mortgage statements showing mortgage was being paid at a higher amount than required, $XXXXXXXX for 5 months as well as the file contains a credit report showing payments made from XX/XX/XXXX. Final payoff only shows the initial amount of deferment added to payoff, $XXXXX. Borrowers have met requirements of the guidelines.

3/14/2022: Resolved. The letter from XXXXX refers to Special relief assistance program dated XX/XX/XXXXand payments return XX/XX/XXXX. This is evidenced due to time frame and the special relief assistance identified to be COVID related. mortgage payments are reflected on mortgage statements showing mortgage was being paid at a higher amount than required, $XXXXXX for 5 months as well as the file contains a credit report showing payments made from XX/XX/XXXX. Final payoff only shows the initial amount of deferment added to payoff, $XXXXXX. Borrowers have met requirements of the guidelines.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114568	Valuation	Doc Issue	Resolved	Resolved	CNZY5VXDE3B-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file is missing the flood cert.		2/23/2022: Resolved. Received Flood Cert.	2/23/2022: Resolved. Received Flood Cert.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114569	Credit	Credit	Resolved	Resolved	PEAMLMICLIP-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The loan file contains an Exception Request Form p.721 for FICO less than 680 for First Time Homebuyer and less than 660 for bank loan. Guideline p.7 shows the minimum score for purchase or rate/term loan amounts under $XXXXXXX is 660. Per the XX/XX/XXXX credit report p.173, the qualifying score is 661. The subject loan is a rate/term refinance of a primary home which the borrowers inherited and have lived in for the past months. The loan file contains proof the borrowers have paid the current mortgage for those 12 months p.219 to 223.

3/10/2022: Received approved exception to allow 653 FICO vs required 680 for FTHB and 660 for bank loan. Per the XX/XX/XXXX credit report p.173, the qualifying score is 661. Loan is R/T refinance of primary residence that the borrowers inherited and documentation showing mortgage payments made is in the loan file. Exception does not appear to be needed but is noted.

3/10/2022: Received approved exception to allow 653 FICO vs required 680 for FTHB and 660 for bank loan. Per the XX/XX/XXXX credit report p.173, the qualifying score is 661. Loan is R/T refinance of primary residence that the borrowers inherited and documentation showing mortgage payments made is in the loan file. Exception does not appear to be needed but is noted.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114569	Credit	Credit	Resolved	Resolved	PEAMLMICLIP-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The subject loan is a rate/term refinance of a primary home which the borrowers inherited and have lived in for the past months. The 1008 p.722 has underwriter notes stating the borrowers inherited the subject. The loan file contains: an LOE for the borrowers paying current mortgage p.444, an LOE p.448 stating B2 inherited the subject, a mortgage statement with B2’s name on it p.612, a contract for B2 buying out her sister’s, XXXXXX X XXXXXXXXX, half interest in the subject p.620, the father’s Trust p.652 & 667, Death Cert p.627 for B2’s father, the father’s Will p.655 states B2 and her sister each get 50% of assets; however, it does not list what the assets consist of. The appraisal p.9 shows the Borrower as XXXXXXX XXXXXXXX and XXXXXXX X XXXXXXXX and the Owner of Public Record as XXXXXX X XXXXXXX. The loan file is missing court documentation showing B2 inherited the subject.
													3/2/2022: Resolved. Received court documentation that shows the B1 and sister inheriting the house and the sales contract between the 2 to split the equity in the home.	3/2/2022: Resolved. Received court documentation that shows the B1 and sister inheriting the house and the sales contract between the 2 to split the equity in the home.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114570	Credit	Doc Issue	Resolved	Resolved	VRB3NCASHDE-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)
The loan file (page 382) contains XXXXXXX Insurance 360Value Replacement cost Valuation, insurance coverage must be equal to 100% of the insurable value of the improvements as established by the insurer ($XXXXXX.XX). The file did not include evidence of insurance.
												02/11/2022: Finding Resolved. The lender provided evidence of hazard and rent loss coverage..	Finding Resolved.	Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114571	Valuation	Property	Active	2: Acceptable with Warnings	W34C2CDYLXA-WF7LVCT1	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl 2)
The appraisal on file, page 1, reflects that the subject property has a 5.33 acres on land. Per the applicable guidelines, page 17, require a maximum acreage limitations of two (2) acres. The loan file contains an exception approval form , page 481
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114572	Credit	Eligibility	Active	2: Acceptable with Warnings	PBIHRSJVMTK-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)
The guidelines allow a LTV of 70% for a cash out refinance with a credit score of 660-699. The borrowers qualifying score is 693 and the loan closed with an 80% LTV. The file included an approved exception for the increase of the LTV.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114572	Credit	Doc Issue	Resolved	Resolved	PBIHRSJVMTK-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The file is missing evidence of HO6 and master insurance.	02/14/2022: Finding Resolved: Lender provided the Master HOA Insurance Certificate of Insurance, which includes Walls-in-Coverage for the subject unit.	02/14/2022: Finding Resolved.	02/14/2022: Finding Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114572	Credit	Eligibility	Active	2: Acceptable with Warnings	PBIHRSJVMTK-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
The guidelines allow a LTV of 70% for a cash out refinance with a credit score of 660-699. The borrowers qualifying score is 693 and the loan closed with an 80% LTV. The file included an approved exception for the increase of the LTV.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114572	Credit	Credit	Active	2: Acceptable with Warnings	PBIHRSJVMTK-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
The guidelines allow a LTV of 70% for a cash out refinance with a credit score of 660-699. The borrowers qualifying score is 693 and the loan closed with an 80% LTV. The file included an approved exception for the increase of the LTV.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114573	Credit	Guidelines	Active	2: Acceptable with Warnings	2ODGRJ2MSWX-E7DONNTT	Credit history does not meet guidelines	* Credit history does not meet guidelines (Lvl 2)
The borrowers were refinancing a private lien, dated XX/XX/XXXX. Per the borrowers’ LOE, p781, they made some of their housing payments in cash. There was a VOM in the file, p565, indicating no late payments on the private lien. However, guidelines required evidence of timely housing payments on private liens with copies of cancelled checks or bank statements, and the cancelled checks in the file (p511) were only partial payments. There was an Exception Form in the file, p1066, dated XX/XX/XXXX, for use of a VOM instead of cancelled checks or bank statements.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114573	Credit	Guidelines	Active	2: Acceptable with Warnings	2ODGRJ2MSWX-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl 2)
Per the final CD, the borrowers brought $XXXXXXX.XX cash to closing. Required reserves were $363,315.72. The borrowers had verified funds after closing of $XXXXXX.XX, which was not sufficient to meet the reserves requirement. There was an Exception Form in the file, p1066, dated XX/XX/XXXX, for less than 12 months reserves (stated “just over 11 months” but Audit had only 9.62 months reserves).
															Unvalidated	The lender exception stated “just over 11 months” of reserves but the audit only calculated 9.62 months reserves.
XXXXXX	XXXXXX	XXXXXX	54920251114574	Credit	Eligibility	Active	2: Acceptable with Warnings	HHUPFLBOX0A-4HICM5S5	Purpose does not meet eligibility requirement(s)	* Purpose does not meet eligibility requirement(s) (Lvl 2)	Subject transaction is a cash out transaction on a rural located property, which is not acceptable per guidelines. Lender approved the exception (pg 726) on XX/XX/XXXX.				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114574	Credit	Guidelines	Active	2: Acceptable with Warnings	HHUPFLBOX0A-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)
The subject loan was approved using business bank statement income to qualify. The bank statements provided show a total of 37 NSF fees in the past 12 months, which is not allowed per guidelines. Lender approved the exception (pg 726) on XX/XX/XXXX.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114575	Compliance	Compliance	Resolved	Resolved	VS1Q5S0IA2I-1E29A8UN	TRID- SPL late	* TRID- SPL late (Lvl R)
The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application
												03/28/2022 Received rebuttal email.
03/03/2022 Remains. SPL received dated XX/XX/XXXX. Finding Remains. The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

03/08/2022 Remains. The SPL received date XX/XX/XXXX was not disclosed within 3 days of application dated XX/XX/XXXX.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the SPL dated XX/XX/XXXX was sent within 3 business days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.

03/03/2022 Remains. SPL received dated XX/XX/XXXX. Finding Remains. The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

03/08/2022 Remains. The SPL received date XX/XX/XXXX was not disclosed within 3 days of application dated XX/XX/XXXX.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the SPL dated XX/XX/XXXX was sent within 3 business days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114575	Compliance	Compliance	Resolved	Resolved	VS1Q5S0IA2I-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the lender credits that cannot decrease. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.
												03/28/2022 Received rebuttal email.
03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the LE dated XX/XX/XXXX was sent within 3 days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the LE dated XX/XX/XXXX was sent within 3 days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114575	Credit	Underwriting	Resolved	Resolved	VS1Q5S0IA2I-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	The file was missing a 1008 (or equivalent document).		03/03/2022: Resolved. An Underwriting Transmittal Summary (1008) has been provided for property XXX X XXXX XX.	03/03/2022: Resolved. An Underwriting Transmittal Summary (1008) has been provided for property XXX X XXXX XX.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114575	Compliance	Disclosures	Resolved	Resolved	VS1Q5S0IA2I-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
												03/28/2022 Received rebuttal email.
03/03/2022 Remains. The initial application received shows an application date XX/XX/XXXX and included in the additional documents was Initial LE dated XX/XX/XXXX which was in the original documentation provided. There is an initial application in file showing XX/XX/XXXX. Finding Remains. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

3/14/22 Remains. There is an initial application in file showing XX/XX/XXXX application date. Finding Remains. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the LE dated XX/XX/XXXX was sent within 3 days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.

03/03/2022 Remains. The initial application received shows an application date XX/XX/XXXX and included in the additional documents was Initial LE dated XX/XX/XXXX which was in the original documentation provided. There is an initial application in file showing XX/XX/XXXX. Finding Remains. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

3/14/22 Remains. There is an initial application in file showing XX/XX/XXXX application date. Finding Remains. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the LE dated XX/XX/XXXX1 was sent within 3 days of the application. Upon checking the original documents sent XX/XX/XXXX2 the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114575	Credit	Other Disclosures	Resolved	Resolved	VS1Q5S0IA2I-QGZLW42M	Homeownership Counseling List	* Homeownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.
												03/28/2022 Received rebuttal email.
03/03/2022 Remains. Homeownership Counseling List received dated XX/XX/XXXX. Finding remains. The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, 10/12/21. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the Homeownership Counseling List dated XX/XX/XXXX was sent within 3 business days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.

03/03/2022 Remains. Homeownership Counseling List received dated XX/XX/XXXX. Finding remains. The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the Homeownership Counseling List dated XX/XX/XXXX was sent within 3 business days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of 11/11/2021. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114575	Compliance	Compliance	Resolved	Resolved	VS1Q5S0IA2I-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.
												03/28/2022 Received rebuttal email.
3/8/2022 Remains. The LE dated XX/XX/XXXX is not dated within 3 business days of the application dated XX/XX/XXXX.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the LE dated XX/XX/XXXX was sent within 3 days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.

3/8/2022 Remains. The LE dated XX/XX/XXXX is not dated within 3 business days of the application dated XX/XX/XXXX.

03/29/2022 Cleared. Received rebuttal email. The email shows snips of the application date XX/XX/XXXX, the LE dated XX/XX/XXXX was sent within 3 days of the application. Upon checking the original documents sent XX/XX/XXXX the initial application shows the date of XX/XX/XXXX. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Credit	Eligibility	Resolved	Resolved	NE0KPXUU2SI-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
1008/1003 reflects base pay of $XXXX, Social Security income of $XXX and positive cash flow for the subject (4 family) of $XXXX.XX0 for total qualifying income of $XXXXX.XX Origination income is not supported. Audit income is base pay of $XXXX, social security of $XXX.XX and positive cash flow for the subject three units of $XXXX for total income of $XXXXX.XX. The loan file contains the four current leases for the subject property as well as signed Estoppel for continued tenancy for three and termination of tenancy for one unit that the borrower will reside in. The leases are all on a month-to-month basis and higher than the market rent on the subject. Per lender guidelines, proposed rental income from a 1007 may be used for qualifying on the purchase. As the leases are only month to month, the market rent from the appraisal was used per guidelines. This results in a DTI of 52.469%, which is within guideline max.

2/25/2022: resolved. Lender provided rebuttal stating guidelines state "if the lease expired and converted to month-to-month..." The lease agreement was originally month-to-month along with the estoppel certificate.

2/25/2022: resolved. Lender provided rebuttal stating guidelines state "if the lease expired and converted to month-to-month..." The lease agreement was originally month-to-month along with the estoppel certificate.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Credit	Credit	Resolved	Resolved	NE0KPXUU2SI-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
1008/1003 reflects base pay of $XXXX, Social Security income of $XXX and positive cash flow for the subject (4 family) of $XXXX.XX for total qualifying income of $XXXXX.XX. Origination income is not supported. Audit income is base pay of $XXXX0, social security of $XXX.XX and positive cash flow for the subject three units of $XXXX for total income of $XXXXX.XX. The loan file contains the four current leases for the subject property as well as signed Estoppel for continued tenancy for three and termination of tenancy for one unit that the borrower will reside in. The leases are all on a month-to-month basis and higher than the market rent on the subject. Per lender guidelines, proposed rental income from a 1007 may be used for qualifying on the purchase. As the leases are only month to month, the market rent from the appraisal was used per guidelines. This results in a DTI of 52.469%, which is within guideline max.

02/17/2022: Remains. Per the guidelines if leases are month to month documentation is required for the lesser of 2 months or the period after the lease expired. The lender rebutted stating the proof of rent cannot be obtained. Therefore, the opinion market rent must be used with a 25% vacancy factor. ($xxxx x 3 units = $xxxx x 75%= $4050/month.)
2/25/2022: resolved. Lender provided rebuttal stating guidelines state "if the lease expired and converted to month-to-month..." The lease agreement was originally month-to-month along with the estoppel certificate.

02/17/2022: Remains. Per the guidelines if leases are month to month documentation is required for the lesser of 2 months or the period after the lease expired. The lender rebutted stating the proof of rent cannot be obtained. Therefore, the opinion market rent must be used with a 25% vacancy factor. ($XXXX x 3 units = $XXXX x 75%= $XXXX/month.)
2/25/2022: resolved. Lender provided rebuttal stating guidelines state "if the lease expired and converted to month-to-month..." The lease agreement was originally month-to-month along with the estoppel certificate.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Compliance	Compliance	Resolved	Resolved	NE0KPXUU2SI-95NA4ABR	TRID - SPL missing	* TRID - SPL missing (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
												02/24/2022 SPL received dated XX/XX/XXXX.	02/25/2022 Cleared. Service Provider List received dated XX/XX/XXXX.	02/25/2022 Cleared. Service Provider List received dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Compliance	Disclosures	Resolved	Resolved	NE0KPXUU2SI-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application.
												02/24/2022 Homeownership Counseling Disclosure received dated XX/XX/XXXX.	02/25/2022 Cleared. Homeownership Counseling Disclosure received dated XX/XX/XXXX, which is within 3 days of application.	02/25/2022 Cleared. Homeownership Counseling Disclosure received dated XX/XX/XXXX, which is within 3 days of application.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Credit	Credit	Resolved	Resolved	NE0KPXUU2SI-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.
												02/24/2022 Received the Home Loan Toolkit sent XX/XX/XXXX.	02/25/2022 Cleared. The Home Loan Toolkit was sent XX/XX/XXXX, which is within 3 days of the application.	02/25/2022 Cleared. The Home Loan Toolkit was sent XX/XX/XXXX, which is within 3 days of the application.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Credit	Underwriting	Resolved	Resolved	NE0KPXUU2SI-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The loan file is missing the VVOE dated within 10-business days of the Note.		2/12/2022: Resolved. Received WVOE dated XX/XX/XXXX. Note date XX/XX/XXXX.	2/12/2022: Resolved. Received WVOE dated XX/XX/XXXX. Note date XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Compliance	Compliance	Resolved	Resolved	NE0KPXUU2SI-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.
												02/24/2022 PCCD received with email letter showing new disbursement date of XX/XX/XXXX.	02/25/2022 Cleared. PCCD received with email letter showing new disbursement date of XX/XX/XXXX. This is sufficient to clear the finding.	02/25/2022 Cleared. PCCD received with email letter showing new disbursement date of XX/XX/XXXX. This is sufficient to clear the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Compliance	Disclosures	Resolved	Resolved	NE0KPXUU2SI-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
												2/16/22: Received LE dated XX/XX/XXXX	2/16/22: Cleared. Received LE dated XX/XX/XXXX1.	2/16/22: Cleared. Received LE dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114576	Compliance	Compliance	Resolved	Resolved	NE0KPXUU2SI-YF1S1X5R	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)
The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
												2/16/22: Received LE dated XX/XX/XXXX	2/16/22: Cleared. Received LE dated XX/XX/XXXX	2/16/22: Cleared. Received LE dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114577	Credit	Doc Issue	Resolved	Resolved	NG0MPYIL2FN-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Unable to verify homeowners coverage per no homeowners declarations page in file. Borrower elected to not escrow taxes and insurance.	3/7/22 NewFi provided a copy of the hazard insurance	3/7/22 Finding resolved	3/7/22 Finding resolved	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114579	Credit	Credit	Resolved	Resolved	UBJL2QNHBUA-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The file was missing proof of the borrower’s ownership percentage of XXXXXX XXX (minimum 25% required to use the income for qualification; percentage required to calculate income).		3/8/2022: Resolved. Received letter from attorney for ownership percentage of the LLC is 100% and 50% partner of the dealer license only	3/8/2022: Resolved. Received letter from attorney for ownership percentage of the LLC is 100% and 50% partner of the dealer license only	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114579	Credit	Income	Resolved	Resolved	UBJL2QNHBUA-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The file was missing proof of two years self-employment.
3/8/2022: Resolved. Received explanation from seller stating 2 year employment is not required. Reviewed guidelines, pg 36. 12- & 24-months business bank statement income do not require additional proof of current activity or proof of 2 years self-employment.

3/8/2022: Resolved. Received explanation from seller stating 2 year employment is not required. Reviewed guidelines, pg 36. 12- & 24-months business bank statement income do not require additional proof of current activity or proof of 2 years self-employment.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114579	Credit	Doc Issue	Resolved	Resolved	UBJL2QNHBUA-ANNTG956	Collections, liens or judgments not paid at closin	* Collections, liens or judgments not paid at closing (Lvl R)	The file was missing documentation the collection for $XXXX.XX (p247) was paid prior to or at closing.
3/8/2022: Remains. Received explanation from seller stating Statute of Limitations. Per guidelines, pg 16, documentation the collection has expired under the state statute of limitations is required. The credit report DLA is 1/2018, provide documentation the collection has expired per the state statute.
3/29/2022: Resolved. The borrower shows funds to pay off collection of $xxxx verified and if a payment was calculated on the balance of $xxxx at 5% = $xx, the change to the DTI would be .50.

3/8/2022: Remains. Received explanation from seller stating Statute of Limitations. Per guidelines, pg 16, documentation the collection has expired under the state statute of limitations is required. The credit report DLA is XX/XX/XXXX, provide documentation the collection has expired per the state statute.
3/29/2022: Resolved. The borrower shows funds to pay off collection of $XXXX verified and if a payment was calculated on the balance of $XXXX at 5% = $XXX.XX, the change to the DTI would be .50.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114579	Credit	Credit	Resolved	Resolved	UBJL2QNHBUA-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
Per the final CD, the borrower brought $XXXXX.XX cash to closing. Required reserves were $43,962.60. The borrower had verified personal funds of $XXXXX.XX, which was insufficient to meet asset requirements. The borrower had $XXXXX.XX in a XXXXXX XXX business account, but the file was missing proof the borrower was the sole proprietor or at least 50% owner for the funds to be eligible for use. The borrower had $XXXXXX.XX in an XXXXXX XXXXX XXXXXX XXX business account, but the file was missing proof the borrower was the sole proprietor or at least 50% owner for the funds to be eligible for use.

3/8/2022: Resolved. Received LOE from attorney stating borrower is 100% owner for xxxxxx xx and 50% owner of Dealer License for XXXXXX XXXXX XXXXXX. All the facest of the business, namely finances are separate. the borrower and his partner maintain separate bank accounts, inventory, accounts payable and receivable. Assets from XXXXXX XX and XXXXXX XXXXX XXXXXX XX are considered eligible assets.

3/8/2022: Resolved. Received LOE from attorney stating borrower is 100% owner for XXXXXX XXX and 50% owner of Dealer License for XXXXXX XXXXX XXXX. All the facest of the business, namely finances are separate. the borrower and his partner maintain separate bank accounts, inventory, accounts payable and receivable. Assets from XXXXXX XX and XXXXXX XXXXX XXXXXX XXX are considered eligible assets.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114579	Credit	Assets Insufficient	Resolved	Resolved	UBJL2QNHBUA-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)
Per the final CD, the borrower brought $XXXXX.XX cash to closing. Required reserves were $43,962.60. The borrower had verified personal funds of $XXXXX.XX, which was insufficient to meet asset requirements. The borrower had $XXXXX.XX in a XXXXXX XXX business account, but the file was missing proof the borrower was the sole proprietor or at least 50% owner for the funds to be eligible for use. The borrower had $XXXXXX.XX7 in an XXXXXX XXXXXX XXXXXX business account, but the file was missing proof the borrower was the sole proprietor or at least 50% owner for the funds to be eligible for use.

3/8/2022: Resolved. Received LOE from attorney stating borrower is 100% owner for XXXXXX XXX and 50% owner of Dealer License for XXXXXX XXXXX XXXXXX. All the facest of the business, namely finances are separate. the borrower and his partner maintain separate bank accounts, inventory, accounts payable and receivable. Assets from XXXXXX XXX and XXXXXX XXXXX XXXXXX are considered eligible assets.

3/8/2022: Resolved. Received LOE from attorney stating borrower is 100% owner for XXXXXX XX and 50% owner of Dealer License for XXXXXX XXXXX XXXXXX. All the facest of the business, namely finances are separate. the borrower and his partner maintain separate bank accounts, inventory, accounts payable and receivable. Assets from XXXXXX XX and XXXXXX XXXXX XXXXXX are considered eligible assets.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114581	Credit	Assets Insufficient	Resolved	Resolved	X2D5O0FMGT3-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)
Per the PCCD, the borrower brought $XXXXXX.XX cash to closing. The URLA indicated gift funds were being used and there was a gift funds letter in the file, p127. However, the file was missing documentation that gift funds in the amount of $XXXXXX.XX were given to the closing agent. Missing documentation that gift funds were applied either to closing agent or on borrowers account.
													3/10/2022: Resolved. Received wire receipt of $XXXXXX.XX to the title company which is sufficient for FTC and reserves.	3/10/2022: Resolved. Received wire receipt of $XXXXXX.XX to the title company which is sufficient for FTC and reserves.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114582	Valuation	ValuationWaterfall	Resolved	Resolved	LTCPWKZKRZ1-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
NewFi lending guidelines dated 10/27/21 states the following: An appraisal review product is required on every loan unless a second appraisal is obtained, one of the three options below is acceptable: CDA from XXXXX XXXXXXX OR Collateral Underwriter (CU Score) less than 2.5 OR A field review or a second appraisal is also acceptable - These must be from a different company and appraiser than the first appraisal. The loan file only contained original appraisal and no CU score available with UCDP. Therefore requiring additional option from above.
												03-10-2022 Received CDA with corrct property address. Value supported.	03-10-2022 Finding Remains 03-10-2022 Resolved.	03-10-2022 Finding Remains 03-10-2022 Resolved.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114583	Credit	Doc Issue	Resolved	Resolved	Z32E32I5ABA-EXRHUJ3Z	Other Required mortgage rider missing	* Other Required mortgage rider missing (Lvl R)
The Mortgage indicates a Waiver of Borrowers Rights and Closing Attorneys Affidavit Riders are required to be executed by the borrower. The mortgage, located on page 186 did not include the required Riders.
												03/10/2022: The Lender provided the executed Waiver of Borrower's Rights Rider.	2.23.2022 Finding remains.	2.23.2022 Finding remains.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114584	Credit	Credit	Resolved	Resolved	NBQO04H5GMZ-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The lender used 2 business bank accounts for XXXXXXXXXX XX XXXX XXXX XXX to calculate the income per the 2 income worksheets p.624 and p.625. The loan program is XXXXX XXXXXX NQM 24-month bank statements. The Income Worksheet for XXX checking #XXXX p.624 shows less than 24 months with 19 months of statements, p.108 XX/XX/XXXX, p.154 XX/XX/XXXX, p.170 XX/XX/XXXX, p.128 XX/XX/XXXX, p.166 XX/XX/XXXX, p.104 XX/XX/XXXX, p.198 XX/XX/XXXX, p.192 XX/XX/XXXX, p.184 XX/XX/XXXX, p.148 XX/XX/XXXX, p.132 XX/XX/XXXX, p.176 XX/XX/XXXX, p.112 XX/XX/XXXX, p.142 XX/XX/XXXX, p.98 XX/XX/XXXX, p.124 XX/XX/XXXX, p.138 XX/XX/XXXX, p.158 XX/XX/XXXX, p.94 XX/XX/XXXX.
													3/24/2022: Resolved. File contains over 24 months bank statements. Per client the borrowers changed bank accounts - total received income is provided and calculated.	3/24/2022: Resolved. File contains over 24 months bank statements. Per client the borrowers changed bank accounts - total received income is provided and calculated.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114584	Credit	Credit	Resolved	Resolved	NBQO04H5GMZ-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
The subject loan requires 12-months of reserves due to the LTV being more than 85% per the Guidelines p.23. The borrower has verified assets of $XXXXXX.XX in bank accounts. Closing funds needed are $XXXXXX.XX and 12-months of reserves are $114,924.36, leaving the borrower short of verified funds by $XXXXX.XX. The final 1003 p.579 shows the borrower received a gift. The loan file contains a gift letter p.430 showing the gift of $XXXXXX.XX is from the borrower’s fiancée, XXXXXXXX XXXXXXXX. A receipt from title p.428 shows funds of $XXXXXX.XX from the borrower and XXXXXXX XXXXXXXXX was received by the title company. The gift amount covers the funds needed for closing, which would leave the sufficient verified funds in the bank accounts to cover the reserves. However, the loan file is missing proof of the gift donor’s ability to give the gift.
													3/24/2022: Resolved per FNMA guidelines proof of the donor funds being received by the closing agent is sufficient. The loan files contains a receipt for wire dated XX/XX/XXXX for $XXXXXX.XX.	3/24/2022: Resolved per FNMA guidelines proof of the donor funds being received by the closing agent is sufficient. The loan files contains a receipt for wire dated XXX/XX/XXXX for $XXXXXX.XX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114584	Compliance	Compliance	Resolved	Resolved	NBQO04H5GMZ-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												COC with date of change on XX/XX/XXXX	3/8/2022 Cleared. The COC with date of change on XX/XX/XXXX resolved the tolerance fail.	3/8/2022 Cleared. The COC with date of change on XX/XX/XXXX resolved the tolerance fail.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114587	Valuation	ValuationWaterfall	Resolved	Resolved	HSQQSD30SX4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation to support the appraisal value within 10% variance. FNMA UCDP CU risk score 2.7.		3/17/2022: Remains. Received 1004D for the subject property 3/23/2022: Remains. received FNMA UCDP	3/17/2022: Remains. Received 1004D for the subject property 3/23/2022: Remains. received FNMA UCDP	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114590	Credit	Credit	Resolved	Resolved	S4B3ELBNVMD-MSWDDK7Q	Income Worksheet	* Income Worksheet (Lvl R)	The loan file is missing the lender income worksheet.		3/15/2022: Resolved. Received the lender income worksheet	3/15/2022: Resolved. Received the lender income worksheet	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114591	Credit	Credit	Resolved	Resolved	RGSCTZLKEU5-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The final 1003 p.323 shows the borrower is renting at the current primary home for $XXXX a month. Section 5 #A of the 1003 p.327 says the borrower has had ownership interest in another property in the last three years. The loan file contains an Exception for FICO for FTHB p.652 and an 18-month rental payment history p.232. Section 5 #A of the 1003 may need to be corrected as it appears the borrower is a First Time Homebuyer.
													3/16/2022: Resolved. Received revised page 5 of 8 of the 1003 removing the ownership interest in another property in the last three years for the loan	3/16/2022: Resolved. Received revised page 5 of 8 of the 1003 removing the ownership interest in another property in the last three years for the loan	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114591	Credit	Credit	Resolved	Resolved	RGSCTZLKEU5-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The Note p.335, Mortgage p.311, CD p.306, final 1003 p.323 are all signed for the borrower, XXXXXXX XXXXXX, by XXXXXXX XXXX-XXXXXX with a POA. The loan file is missing the POA for this transaction.		2/25/2022: Resolved. Received POA for this transaction	2/25/2022: Resolved. Received POA for this transaction	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114591	Compliance	Compliance	Active	2: Acceptable with Warnings	RGSCTZLKEU5-J2R9T18H	ComplianceEase Exceptions Test Failed #2	* ComplianceEase Exceptions Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.				Validated	HPML classification is an informational finding, not a regulatory violation.
XXXXXX	XXXXXX	XXXXXX	54920251114591	Credit	Credit	Active	2: Acceptable with Warnings	RGSCTZLKEU5-N82WOOQJ	Guidelines	* Missing Documentation (Lvl 2)
The 1008 p.653 has an underwriter comment that there is an Exception for FICO for First Time Homebuyer (FTHB) and the loan file contains the Exception for FICO for FTHB p.652. The Guidelines p.12 show a First Time Homebuyer requires a FICO of at least 680. Per the credit report p.218, the borrower’s FICO is 675.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114591	Credit	Credit	Resolved	Resolved	RGSCTZLKEU5-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)
Per the final 1003 p.323, the borrower rents at the current primary home at XXXX X XXXXXXXXXX XX, XXXXX XXXXXXXX, GA. The Guidelines page 15 states rental history can be documented with a VOR completed by a professional management company or if the landlord is a private party, 12-months of bank statements or canceled checks AND the rental agreement to verify the payment amount and due date. The loan file is missing the rental lease for XXXX X XXXXXXXXXX XX, XXXXX XXXXXXXX, GA to verify the monthly rent amount of $XXXXX.
												03-29-2021 Received from lender copy of lease.
3/14/2022: Remains. The guidelines require a copy of the lease and the verification of 12 months canceled checks for rental history. The loan file contains 12 months XXXXX payments of $XXXX monthly along with a letter from the individual who owns the home. The items received show part of an agreement for the home rental/purchase; however the full contract is not in the loan file as indicated.
3/16/2022: Remains. Received guidelines and statement however the full contract was not provided.
03-29-2022 Resolved

3/14/2022: Remains. The guidelines require a copy of the lease and the verification of 12 months canceled checks for rental history. The loan file contains 12 months XXXXX payments of $XXXX monthly along with a letter from the individual who owns the home. The items received show part of an agreement for the home rental/purchase; however the full contract is not in the loan file as indicated.
3/16/2022: Remains. Received guidelines and statement however the full contract was not provided.
03-29-2022 Resolved
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114592	Credit	Guidelines	Active	2: Acceptable with Warnings	5RX0POTHIJH-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Borrower contributed only 5% of funds. Guidelines require 10% contribution by borrower. Lender approved exception.				Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114593	Credit	Credit	Resolved	Resolved	DF0MXQHREBF-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The file was improperly underwritten to the 1099 documentation requirements (guidelines, p25), but the borrower was not a former W2 employee who transitioned to a 1099 position. XXXXXXXXXXX is a health products company that sells its products through independent contractors. Per CPA letter (p397) and borrower’s LOE (p396), the borrower was self-employed under her business name, XXXXX & XXXXXXXXXX XXX., and used that business to distribute XXXXXXXXXXX products. XXXXXXXXXX issued 1099-NECs to the borrower’s company, not the borrower, which further supports she should have been underwritten under full SE documentation. The file was missing the most recent two years’ 1040s, and a borrower prepared YTD P&L. Additionally, business checking account statements for the most recent two months need to support the P&L sales figures and 1040 income figures.
													3/4/2022: Resolved. Received rebuttal. Loan to be underwritten to 1099 Program per guidelines page 42.	3/4/2022: Resolved. Received rebuttal. Loan to be underwritten to 1099 Program per guidelines page 42.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114593	Compliance	Compliance	Resolved	Resolved	DF0MXQHREBF-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
												2/24/22: Received XX/XX/XXXX LE	2/24/22: Cleared. Received XX/XX/XXXX LE	2/24/22: Cleared. Received XX/XX/XXXX LE	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114595	Credit	Credit	Resolved	Resolved	JWYUNVHYX3A-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
Per underwriter notes on the 1008 p.400, the borrower is refinancing the subject which is his current primary home to get cash out to purchase a new primary home. The final 1003 p.325 lists an investment property at XXXX XXXXXXXX XX, XXXX XXXXXX, FL with XXXXX XXXXXXX listed as the mortgage company and the note that it is a new loan. The loan file is missing documentation verifying XXXX XXXXXXXX XX, XXXX XXXXX, FL is the property the borrower is purchasing as the new primary home. If XXXX XXXXXXXX XX, XXXX XXXXX, FL will not be the new primary home, the file is missing documentation for the PITIA for this property.
													2/25/2022: resolved. Lender provided the CD for XXXX XXXXXXXX XX	2/25/2022: resolved. Lender provided the CD for XXXX XXXXXXXX XX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114595	Credit	Credit	Resolved	Resolved	JWYUNVHYX3A-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The subject loan is a refinance of the borrower’s current primary home at XXXX XXXXXXX XX,XXXXXXX XXXXX, FL which will become an investment property. Per underwriter notes on the 1008 p.400, the borrower is refinancing the subject to get cash out to purchase a new primary home. The subject will become an investment property. Section 5 Declaration of the final 1003 p.327 is marked Yes, the borrower will occupy the property as the primary home. The loan file is missing the corrected Section 5 Declaration page marked No to the borrower will occupy the property as the primary home.
													3/10/2022: Resolved. Received the signed corrected Section 5 Declaration page marked No to the borrower will occupy the property as the primary home.	3/10/2022: Resolved. Received the signed corrected Section 5 Declaration page marked No to the borrower will occupy the property as the primary home.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114597	Credit	Credit	Resolved	Resolved	TDJBGWTSH3Y-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The final 1003 p.443 shows the borrowers are retaining the current primary home at XXXX XXXXXX XX, XXXXXX, FL as an investment property. Rental income is being used for this property. Guideline p.15 states 3 items are required when rent income is being used form a retained current residence: Copy of the lease, proof of receipt of deposit or first month’s rent, and evidence the rent is near market, either a 1007 or other underwriter or loan officer obtained confirmation of market rent. The loan file is missing the evidence the rent is near market. Compensating factors are: 743 Representative credit score exceeds the minimum required credit score of 660 by 83 Points, $67,671.30 reserves exceed the minimum required of $XXXXX.XX exceeds the minimum by 14 months over the required minimum, and Borrower has $XXXX.XX residual income after all expenses.
													3/4/2022: Resolved. Received Rent Zestimate supporting market rent $XXXX.	3/4/2022: Resolved. Received Rent Zestimate supporting market rent $XXXX.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114597	Credit	Guidelines	Resolved	Resolved	TDJBGWTSH3Y-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
The final 1003 p.443 shows the borrowers are using rental income from an investment property at XXXX XXXXXXX XX, XXXXXX, FL. The loan file contains a copy of the $XXXX rent check p.265 and the lease p.627. Guidelines p.29 state rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. The loan file is missing the most recent signed federal income tax return that includes Schedule E. Compensating factors are: 743 Representative credit score exceeds the minimum required credit score of 660 by 83 Points, $67,671.30 reserves exceed the minimum required of $XXXXX.XX exceeds the minimum by 14 months over the required minimum, and Borrower has $XXXX.XX6 residual income after all expenses.

3/4/2022: Resolved. Previous guideline requirement stating tax returns is for full doc loans. This loan is a business bank statement loan. Per guidelines, pg 41. Rental income with bank statement loans, Rental income to be verified with a copy of the lease, and 2 months of proof of the receipt of rental income deposited to a separate bank account (rental deposits to the business bank statement used in the business income analysis are not eligible), and 75% of the monthly rental income can be used to offset the PITI of the rental property. The loan file has the lease, copies of 2 months checks deposited in to the borrower personal account (XXX rent was reduced $XXX for garage drywall and paint per the borrower LOE), and used 75% of lease rent ($XXXX*75%= $XXXX).

3/4/2022: Resolved. Previous guideline requirement stating tax returns is for full doc loans. This loan is a business bank statement loan. Per guidelines, pg 41. Rental income with bank statement loans, Rental income to be verified with a copy of the lease, and 2 months of proof of the receipt of rental income deposited to a separate bank account (rental deposits to the business bank statement used in the business income analysis are not eligible), and 75% of the monthly rental income can be used to offset the PITI of the rental property. The loan file has the lease, copies of 2 months checks deposited in to the borrower personal account (XXX rent was reduced $XXX for garage drywall and paint per the borrower LOE), and used 75% of lease rent ($XXXX*75%= $XXXX).
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114597	Valuation	Doc Issue	Resolved	Resolved	TDJBGWTSH3Y-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)
The appraisal p.31 shows the subject is not in a flood area; however, it also shows the flood zone as AE. The subject is located on a canal next to the XXXX XXXXX. The Flood Cert p.361 shows the flood zone as AE which requires flood insurance. The loan file is missing a correction to the appraisal showing the subject is in a flood area. Compensating factors are: 743 Representative credit score exceeds the minimum required credit score of 660 by 83 Points, $67,671.30 reserves exceed the minimum required of $XXXXX.XX exceeds the minimum by 14 months over the required minimum, and Borrower has $XXXX.XX residual income after all expenses.

3/4/2022: Remains. Received appraisal indicating Flood Zone AE but the FEMA Special Flood Hazard Area indicates "No". Per the addendum, the appraiser states the flood map could not be changed as the appraiser's source indicates X. Need the appraisal to be corrected to show FEMA Special Flood Hazard Area is "Yes".
3/10/2022: Resolved. Received the appraisal to be corrected to show FEMA Special Flood Hazard Area is "Yes".

3/4/2022: Remains. Received appraisal indicating Flood Zone AE but the FEMA Special Flood Hazard Area indicates "No". Per the addendum, the appraiser states the flood map could not be changed as the appraiser's source indicates X. Need the appraisal to be corrected to show FEMA Special Flood Hazard Area is "Yes".
3/10/2022: Resolved. Received the appraisal to be corrected to show FEMA Special Flood Hazard Area is "Yes".
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114599	Compliance	Compliance	Resolved	Resolved	YREDFRCXTJS-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
												03/14/2022 Received COC, FL Lock Agreement, E-consent and Package Status Certificate.
3/9/22: Remains. Received XX/XX/XXXX COC, XX/XX/XXXX CD,EConsent, and tracking disclosure. A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

03/15/2022 Cleared. Received LE dated XX/XX/XXXX, COC with change date XX/XX/XXXX for rate locked, FL Lock Agreement with rate locked XX/XX/XXXX, E-consent XX/XX/XXXX and Package Status Certificate for XX/XX/XXXX confirmation of documents received. The LE dated XX/XX/XXXX shows the rate was locked and was provided within three business days. This is sufficient to clear the finding.

3/9/22: Remains. Received 1/6/22 COC, XX/XX/XXXX CD,EConsent, and tracking disclosure. A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

03/15/2022 Cleared. Received LE dated XX/XX/XXXX, COC with change date XX/XX/XXXX for rate locked, FL Lock Agreement with rate locked XX/XX/XXXX, E-consent XX/XX/XXXX and Package Status Certificate for XX/XX/XXXX confirmation of documents received. The LE dated XX/XX/XXXX shows the rate was locked and was provided within three business days. This is sufficient to clear the finding.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114600	Credit	Guidelines	Active	2: Acceptable with Warnings	SFVVXCQVOWH-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)
Per lender guidelines, if there are 0 occurrences in the most recent three months, then five occurrences are allowed for NSF’s. The most recent three months of the borrower’s business statements have 0 occurrences; however, in the last 12 months there are six occurrences, which exceeds guidelines. It is to be noted, the file contains an unsigned exception approval for the number of NSF over 5 (p.662).
													3/4/2022: Received signed approved exception to allow >5 NSF. Compensating factors noted.	3/4/2022: Received signed approved exception to allow >5 NSF. Compensating factors noted.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114601	Compliance	Disclosures	Resolved	Resolved	XMFF3HDIWY1-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
												12/3/21: Received XX/XX/XXXX LE	12/3/21: Cleared. Received XX/XX/XXXX LE.	12/3/21: Cleared. Received XX/XX/XXXX LE.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114601	Credit	Credit Worthiness	Resolved	Resolved	XMFF3HDIWY1-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	The final 1003 p.394 shows the borrower are renting their current primary home with zero dollars in the rent amount. The loan file is missing a rent-free letter.		3/4/2022: Resolved. Received VOR. Rent is $XXXX per month and account is 0x30 since XX/XX/XXXX, VOR is dated XX/XX/XXXX.	3/4/2022: Resolved. Received VOR. Rent is $XXXX per month and account is 0x30 since XX/XX/XXXX, VOR is dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114601	Compliance	Compliance	Resolved	Resolved	XMFF3HDIWY1-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Points - Loan Discount Fee. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX. A cost to cure in the amount of $XXXX.XX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												3/1/22: Received XX/XX/XXXX LE and COC	3/1/22: Cleared. Received XX/XX/XXXX LE and COC justifying the points increase due to rate lock.	3/1/22: Cleared. Received XX/XX/XXXX LE and COC justifying the points increase due to rate lock.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114602	Credit	Credit	Resolved	Resolved	OMDDPHKU1RJ-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)
The credit report reflected two consumer accounts were in a consumer credit counseling service at the time of the loan application - XXXXX/XXX #XXXX (p201) and XXXXX/XXXX #XXXXXX (p203) - and the latter did not appear to meet guideline requirements. Specifically, the file was missing a CCCS administrator letter (XXXX/XXXX #XXXXX was not included in the letter for the other debt, p225) AND the credit report indicated payments for the most recent 12 months were not timely (9x60 days later).

3/4/2022: Remains. Received letter from XXXX stating payments were made on time since XX/XX/XXXX and XXXXXXX #XXXXX was removed due to paying off the account directly. Received Client Payment Summary that starts in XX/XX/XXXX but the XXXX letter states XX/XX/XXXX, need to verify when XXXX started. In addition, the Client Payment Summary does not state who it is from, shows co-mingled payments for XXXX mixed in with the XXXX and XXXX payments, and does not show payments were made for XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX.
3/17/2022: Resolved. In addition to the payment schedule a letter from the XXX shows all payments have been made timely since XX/XX/XXXX, the letter is dated XX/XX/XXXX.

3/4/2022: Remains. Received letter from XXXX stating payments were made on time since XX/XX/XXXX and XXXXXX #XXXXXX was removed due to paying off the account directly. Received Client Payment Summary that starts in XX/XX/XXXX but the XXXX letter states XX/XX/XXXX, need to verify when XXXX started. In addition, the Client Payment Summary does not state who it is from, shows co-mingled payments for XXXX mixed in with the XXXX and XXXX payments, and does not show payments were made for XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX.
3/17/2022: Resolved. In addition to the payment schedule a letter from the cCS shows all payments have been made timely since XX/XX/XXXX, the letter is dated XX/XX/XXXX.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114603	Credit	Credit	Resolved	Resolved	EBKGRG23MM0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The final 1003 Section 5 Declarations p.342 and p.343 show the borrower and co-borrower are both co-signers or guarantors on a debt or loan that is not disclosed on the application. The Letter of Explanation from the co-borrower p.379 states that this question was marked yes by mistake. The loan file is missing wither the documentation for the debt the borrower is responsible for OR a Letter of Explanation from the borrower stating that this question was marked yes by mistake.
													3/15/2022: Remains. Received Letter of Explanation from the co-borrower states that this question was marked yes by mistake. 3/29/2022: Resolved. Received update 1003 with declaration as no	3/15/2022: Remains. Received Letter of Explanation from the co-borrower states that this question was marked yes by mistake. 3/29/2022: Resolved. Received update 1003 with declaration as no	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114603	Credit	Credit	Resolved	Resolved	EBKGRG23MM0-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The final 1003 p.340 shows rental income of $XXXX being used for the investment property at XXXX XXXXX XXX XXXX, XXXXXX XXXX, FL. Guidelines p.29 state rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. Lease are required for all properties where rental income is being used to qualify. The loan file is missing the most recent signed federal income tax return that includes Schedule E AND the lease for XXXX XXXXX XXX XXXX, XXXXXX XXXX, FL.

3/15/2022: Remains. Received guidelines for rental income and business ownership for bank statement loan. Received operating agreement with 50% ownership for both borrowers. Lease AND 2 months proof of receipt of rents WITH 75% of income to be used. Lease and 2 months proof of receipt of rents were not received.
3/29/2022: Resolved. Bank Statements show XXXXXX deposits that support income being used to qualify loan at $XXX. monthly.

3/15/2022: Remains. Received guidelines for rental income and business ownership for bank statement loan. Received operating agreement with 50% ownership for both borrowers. Lease AND 2 months proof of receipt of rents WITH 75% of income to be used. Lease and 2 months proof of receipt of rents were not received.
3/29/2022: Resolved. Bank Statements show XXXXXX deposits that support income being used to qualify loan at $XXX. monthly.

															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114603	Compliance	Compliance	Resolved	Resolved	EBKGRG23MM0-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to the lender credit on disclosure issued XX/XX/XXXX was not accepted because the change occurred on XX/XX/XXXX. The consumer was not provided the disclosure within 3 days of the change. A cost to cure in the amount of $XXXX.XX is required. The defect can be cured by reimbursing the consumer or providing evidence that shows the change was disclosed within 3-business days of the change or If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												03/02/2022 COC received with change date XX/XX/XXXX, along with a revised LE dated XX/XX/XXXX, and FL Lock-In Agreement.	03/03/2022 Cleared. COC received with change date XX/XX/XXXX. The COC provided shows lender credits were removed due to rate lock and interest rate change. This is sufficient to clear the finding.	03/03/2022 Cleared. COC received with change date XX/XX/XXXX. The COC provided shows lender credits were removed due to rate lock and interest rate change. This is sufficient to clear the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114603	Credit	Guidelines	Resolved	Resolved	EBKGRG23MM0-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file is missing the CPA letter reflecting the ownership percentage of each borrower in the business, Your Real Estate Solution, LLC.		3/15/2022: Resolved. Received operating agreement with 50% ownership for both borrowers.	3/15/2022: Resolved. Received operating agreement with 50% ownership for both borrowers.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114603	Compliance	Disclosures	Resolved	Resolved	EBKGRG23MM0-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
												03/02/2022 The revised LE dated XX/XX/XXXX was received.	03/03/2022 Cleared. The revised LE dated XX/XX/XXXX was received within 3 business days of rate lock XX/XX/XXXX. This is sufficient to clear the finding.	03/03/2022 Cleared. The revised LE dated XX/XX/XXXX was received within 3 business days of rate lock XX/XX/XXXX. This is sufficient to clear the finding.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114603	Compliance	Compliance	Resolved	Resolved	EBKGRG23MM0-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Points. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX. A cost to cure in the amount of $XXXX.XX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												03/02/2022 COC received with change date XX/XX/XXXX, along with a revised LE dated XX/XX/XXXX, and FL Lock-In Agreement.
03/03/2022 Cleared. COC received with change date XX/XX/XXXX, along with a revised LE dated XX/XX/XXXX and FL Lock-In Agreement. The COC provided shows points were added due to rate lock and interest rate change. The revised LE dated XX/XX/XXXX was added to the testing. The FL rate lock shows rate was locked XX/XX/XXXX. This is sufficient to clear the finding.

03/03/2022 Cleared. COC received with change date XX/XX/XXXX, along with a revised LE dated XX/XX/XXXX and FL Lock-In Agreement. The COC provided shows points were added due to rate lock and interest rate change. The revised LE dated XX/XX/XXXX was added to the testing. The FL rate lock shows rate was locked XX/XX/XXXX. This is sufficient to clear the finding.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114604	Credit	Eligibility	Active	2: Acceptable with Warnings	AWTTTFC1C43-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)
The approved file DTI was 48.611% (Audit had 47.071%). The maximum DTI for a XXXX was 45.00% and te file contained an exception (p574,) for the DTI exceeding the program maximum. The exception was dated XX/XX/XXXX with one compensating factor of reserves exceeding guideline requirements.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114604	Credit	Credit	Active	2: Acceptable with Warnings	AWTTTFC1C43-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl 2)
The approved file DTI was 48.611% (Audit had 47.071%). The maximum DTI for a XXXX was 45.00% and te file contained an exception (p574,) for the DTI exceeding the program maximum. The exception was dated XX/XX/XXXX with one compensating factor of reserves exceeding guideline requirements.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114605	Credit	Credit	Resolved	Resolved	NTBQE124RWP-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The origination underwriter used monthly income of $XXXXX for the borrower. It appears that the 10% expense factor from the CPA letter p.392 was used to calculate the income. The Guidelines p.38 and p.39 show that if something other than the standard 50% expense factor is being used, Option 2 can be used to determine the income. This states that a 10% expense factor can be used with 12 months of business bank statements AND an expense statement specifying business expenses (minimum expense ration is 10%) as a percent of the gross annual sales/revenue, prepared and signed by either a CPA/accountant, IRS Enrolled Agent, or tax preparer. Using the 50% expense factor results in monthly income of $XXXX.XX which is a DTI of 70%. The loan file is missing the expense statement described in Option 2. Compensating factors are: High Credit Score of 785 and High Residual Income of $XXXX.XX/month.
													2/12/2022: Resolved. Received letter from registered tax preparer confirming expenses are 10%, also received tax preparer certificate.	2/12/2022: Resolved. Received letter from registered tax preparer confirming expenses are 10%, also received tax preparer certificate.	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114605	Compliance	Compliance	Resolved	Resolved	NTBQE124RWP-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f)(1)(ii) )The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
												2/16/22: Received CD dated XX/XX/XXXX	2/16/22: Cleared. Received CD dated XX/XX/XXXX	2/16/22: Cleared. Received CD dated XX/XX/XXXX	Validated	Adequate explanatory notes are included in commentary resolving the condition.
XXXXXX	XXXXXX	XXXXXX	54920251114608	Credit	Guidelines	Active	2: Acceptable with Warnings	BFBTTS2VHP1-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)
1008/1003 reflected qualifying combined SE and wage income of XXXX.XX for the borrower. Audit income was wage income of $XXXX.XX (overtime not included) and 1099 income of $XXXX.XX, for total audit income of $XXXX.XX. Origination income was not supported. The file contained an Exception Form, p562, to allow the underwriter to combine 24 months of 1099 and wage income for qualification. However, the borrower only had a history of receiving overtime pay from her wage employment for less than 12 months (guidelines required 24 months history) and the exception did not include the use of overtime income in the qualifying calculations. DTI with corrected income still within guidelines.
															Validated	Adequate explanatory notes are included in commentary resolving the condition.